UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

May 31, 2015

1.800338.111

GOV-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 52.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.875% 2/8/18	$ 266	$ 266
1.625% 11/27/18	913	926
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,359	1,434
Series 2002-20K Class 1, 5.08% 11/1/22	2,161	2,325
Series 2004-20H Class 1, 5.17% 8/1/24	841	912
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,414
5.25% 9/15/39	2,807	3,518
5.375% 4/1/56	3,438	4,345
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		37,140
U.S. Treasury Inflation-Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	58,113	55,284
1.375% 2/15/44	23,693	26,251
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		81,535
U.S. Treasury Obligations - 48.0%
U.S. Treasury Bonds:
2.5% 2/15/45	38,322	35,292
3% 11/15/44	22,500	22,980
3% 5/15/45	33,259	34,064
3.375% 5/15/44	6,265	6,860
3.625% 2/15/44 (d)	27,582	31,577
4.375% 2/15/38	51,154	64,998
5% 5/15/37 (c)	41,142	56,818
U.S. Treasury Notes:
0.25% 7/15/15	3	3
0.25% 4/15/16	61,378	61,378
0.25% 5/15/16	17,502	17,497
0.375% 1/15/16	8,453	8,464
0.375% 3/15/16	20,000	20,027
0.375% 10/31/16	110,000	109,888
0.5% 2/28/17	64,339	64,309
0.5% 3/31/17	15,000	14,982
0.5% 4/30/17 (a)	49,500	49,423
0.625% 8/15/16	24,206	24,276
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 11/15/16	$ 4,315	$ 4,325
0.625% 12/15/16	1,129	1,131
0.625% 12/31/16	62,265	62,406
0.625% 2/15/17	12,000	12,017
0.75% 1/15/17	10,000	10,041
0.75% 6/30/17	3,736	3,745
0.75% 4/15/18	58,223	57,950
0.875% 9/15/16	10,000	10,059
0.875% 11/30/16	7,522	7,567
0.875% 1/31/17	704	708
0.875% 5/15/17	15,893	15,980
0.875% 8/15/17	715	718
0.875% 10/15/17	4,191	4,203
0.875% 1/31/18	4,683	4,686
0.875% 7/31/19	6,174	6,064
1% 9/30/16	51,719	52,119
1% 10/31/16	39,991	40,297
1% 5/31/18	58,578	58,651
1.25% 11/30/18	35,000	35,153
1.375% 11/30/15	470	473
1.375% 7/31/18	39,780	40,224
1.375% 9/30/18	17,526	17,697
1.375% 2/28/19	69,770	70,201
1.375% 3/31/20	144,474	143,910
1.375% 4/30/20	4,172	4,151
1.5% 12/31/18	10,768	10,899
1.5% 1/31/19	43,197	43,696
1.5% 1/31/22	59,399	58,072
1.625% 4/30/19	30,639	31,082
1.625% 6/30/19	51,223	51,883
1.625% 12/31/19	41,368	41,749
1.75% 7/31/15	4	4
1.75% 9/30/19	78,340	79,619
1.75% 10/31/20	18,000	18,131
1.75% 2/28/22	5,000	4,964
1.75% 3/31/22	19,942	19,802
1.875% 8/31/17	27,000	27,700
1.875% 9/30/17	67,400	69,164
1.875% 5/31/22	50,000	50,023
2% 5/31/21	10,000	10,154
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/15/25	$ 3,846	$ 3,808
2.125% 6/30/21	22,000	22,480
2.125% 12/31/21	2,000	2,037
2.25% 3/31/21	17,358	17,890
2.25% 4/30/21	32,286	33,262
2.25% 11/15/24	38,100	38,544
2.375% 7/31/17	741	768
2.375% 6/30/18	26,608	27,731
2.375% 8/15/24	37,152	38,026
2.5% 6/30/17	10,000	10,383
2.75% 11/30/16	18,530	19,161
3.125% 1/31/17	39,773	41,491
3.5% 2/15/18	23,836	25,519
4.5% 5/15/17	24,685	26,548
4.75% 8/15/17	12,983	14,137
TOTAL U.S. TREASURY OBLIGATIONS		2,126,039
Other Government Related - 2.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5302% 12/7/20 (NCUA Guaranteed) (e)	4,847	4,852
Series 2011-R4 Class 1A, 0.5606% 3/6/20 (NCUA Guaranteed) (e)	3,831	3,838
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	79,881
TOTAL OTHER GOVERNMENT RELATED		88,571
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,304,861)		2,333,285
U.S. Government Agency - Mortgage Securities - 4.1%

Fannie Mae - 0.9%
1.85% 10/1/33 (e)	188	196
1.885% 2/1/33 (e)	130	135
1.91% 12/1/34 (e)	198	207
1.91% 3/1/35 (e)	134	140
1.915% 11/1/33 (e)	280	294
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
1.93% 10/1/33 (e)	$ 68	$ 71
1.94% 7/1/35 (e)	68	72
2.05% 3/1/35 (e)	17	17
2.053% 6/1/36 (e)	190	203
2.105% 7/1/34 (e)	119	127
2.138% 3/1/36 (e)	711	751
2.19% 3/1/37 (e)	115	122
2.271% 3/1/40 (e)	2,312	2,469
2.274% 11/1/36 (e)	123	132
2.318% 7/1/35 (e)	265	282
2.372% 5/1/36 (e)	206	220
2.421% 10/1/33 (e)	137	147
2.458% 3/1/35 (e)	101	108
2.526% 2/1/36 (e)	200	215
2.542% 6/1/42 (e)	438	455
2.691% 2/1/42 (e)	2,559	2,665
2.765% 1/1/42 (e)	2,360	2,461
2.96% 11/1/40 (e)	251	263
2.982% 9/1/41 (e)	299	314
3% 6/1/45 (b)	20,700	20,965
3.059% 10/1/41 (e)	121	126
3.237% 7/1/41 (e)	479	508
3.308% 10/1/41 (e)	239	252
3.554% 7/1/41 (e)	488	518
4% 2/1/42	506	543
5.5% 1/1/29	2,413	2,727
6.5% 2/1/17 to 5/1/27	475	535
9.5% 10/1/20	14	15
11.5% 6/15/19 to 1/15/21	4	5
		38,260
Freddie Mac - 0.5%
1.82% 3/1/35 (e)	474	492
2.121% 5/1/37 (e)	323	345
2.402% 10/1/42 (e)	2,785	2,938
2.49% 6/1/35 (e)	459	492
2.506% 2/1/36 (e)	29	31
2.545% 7/1/36 (e)	374	401
2.673% 7/1/35 (e)	1,235	1,324
2.723% 3/1/33 (e)	23	24
3% 11/1/42 to 2/1/43	4,591	4,666
3.08% 9/1/41 (e)	2,681	2,808
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.115% 10/1/35 (e)	$ 225	$ 241
3.231% 9/1/41 (e)	288	303
3.242% 4/1/41 (e)	310	327
3.296% 6/1/41 (e)	344	365
3.47% 5/1/41 (e)	334	353
3.622% 6/1/41 (e)	481	511
3.705% 5/1/41 (e)	414	440
4.5% 5/1/39 to 10/1/41	4,357	4,779
5.5% 7/1/29	47	53
6% 1/1/24	1,929	2,135
9.5% 6/1/18 to 8/1/21	28	30
		23,058
Ginnie Mae - 2.7%
3.5% 6/1/45 (b)	100	105
4.3% 8/20/61 (j)	5,037	5,345
4.53% 10/20/62 (j)	5,349	5,859
4.55% 5/20/62 (j)	36,493	39,617
4.626% 3/20/62 (j)	8,129	8,810
4.649% 2/20/62 (j)	3,506	3,797
4.65% 3/20/62 (j)	7,279	7,899
4.682% 2/20/62 (j)	4,351	4,709
4.684% 1/20/62 (j)	25,602	27,683
5.47% 8/20/59 (j)	1,892	1,968
5.5% 11/15/35	2,774	3,179
5.612% 4/20/58 (j)	2,003	2,049
6% 6/15/36	6,118	7,075
		118,095
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $174,951)		179,413
Collateralized Mortgage Obligations - 11.6%

U.S. Government Agency - 11.6%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1648% 8/25/31 (e)	134	136
Series 2002-49 Class FB, 0.7834% 11/18/31 (e)	126	127
Series 2002-60 Class FV, 1.1848% 4/25/32 (e)	54	55
Series 2002-75 Class FA, 1.1848% 11/25/32 (e)	110	113
Series 2010-15 Class FJ, 1.1148% 6/25/36 (e)	8,853	9,011
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	$ 3,050	$ 3,317
Series 2005-27 Class NE, 5.5% 5/25/34	2,405	2,503
Series 2005-64 Class PX, 5.5% 6/25/35	2,975	3,274
Series 2005-68 Class CZ, 5.5% 8/25/35	5,834	6,589
Series 2006-45 Class OP, 6/25/36 (h)	1,274	1,134
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,630
Series 2015-5 Class CP, 3% 6/25/43	42,730	44,477
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,468	1,630
Series 2004-91 Class Z, 5% 12/25/34	8,786	9,824
Series 2005-117 Class JN, 4.5% 1/25/36	645	709
Series 2005-14 Class ZB, 5% 3/25/35	2,642	2,950
Series 2006-72 Class CY, 6% 8/25/26	5,689	6,314
Series 2009-59 Class HB, 5% 8/25/39	3,567	3,987
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	643	52
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	978	78
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	6,141	871
Series 2010-39 Class FG, 1.1048% 3/25/36 (e)	5,425	5,559
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	2,079	156
Freddie Mac:
floater:
Series 2530 Class FE, 0.7815% 2/15/32 (e)	76	77
Series 2630 Class FL, 0.6815% 6/15/18 (e)	66	66
Series 2682 Class FB, 1.0815% 10/15/33 (e)	4,739	4,832
Series 2711 Class FC, 1.0815% 2/15/33 (e)	3,034	3,092
Series 3830 Class FD, 0.5415% 3/15/41 (e)	5,725	5,753
planned amortization class:
Series 1141 Class G, 9% 9/15/21	66	76
Series 2006-3245 Class ME, 5.5% 6/15/35	253	253
Series 2356 Class GD, 6% 9/15/16	21	22
Series 2376 Class JE, 5.5% 11/15/16	143	147
Series 2381 Class OG, 5.5% 11/15/16	70	72
Series 2672 Class MG, 5% 9/15/23	7,120	7,740
Series 2682 Class LD, 4.5% 10/15/33	777	857
Series 3415 Class PC, 5% 12/15/37	907	982
Series 3763 Class QA, 4% 4/15/34	2,667	2,776
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	4,634	4,781
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amotization class Series 2006-3 Class FB, 0.4848% 7/25/35 (e)	$ 10,514	$ 10,561
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	11,367	12,878
Series 2587 Class AD, 4.71% 3/15/33	5,596	6,036
Series 2773 Class HC, 4.5% 4/15/19	704	735
Series 2877 Class ZD, 5% 10/15/34	10,275	11,471
Series 3007 Class EW, 5.5% 7/15/25	8,543	9,461
Series 3745 Class KV, 4.5% 12/15/26	7,456	8,279
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,884
Series 3843 Class PZ, 5% 4/15/41	2,287	2,730
Series 4181 Class LA, 3% 3/15/37	4,591	4,772
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.664% 1/20/38 (e)	393	396
Series 2008-73 Class FA, 1.044% 8/20/38 (e)	2,700	2,753
Series 2008-83 Class FB, 1.084% 9/20/38 (e)	2,697	2,751
Series 2009-108 Class CF, 0.7825% 11/16/39 (e)	1,802	1,820
Series 2011-H20 Class FA, 0.7276% 9/20/61 (e)(j)	11,133	11,179
Series 2011-H21 Class FA, 0.7776% 10/20/61 (e)(j)	7,509	7,551
Series 2012-H01 Class FA, 0.8776% 11/20/61 (e)(j)	6,327	6,390
Series 2012-H03 Class FA, 0.8776% 1/20/62 (e)(j)	3,914	3,953
Series 2012-H06 Class FA, 0.8076% 1/20/62 (e)(j)	6,041	6,083
Series 2012-H07 Class FA, 0.8076% 3/20/62 (e)(j)	3,550	3,581
Series 2013-H19:
Class FC, 0.7776% 8/20/63 (e)(j)	1,255	1,263
Class FD, 0.7776% 8/20/63 (e)(j)	3,386	3,406
Series 2014-H02 Class FB, 0.8276% 12/20/63 (e)(j)	40,900	41,190
Series 2014-H03 Class FA, 0.7776% 1/20/64 (e)(j)	17,526	17,637
Series 2015-H07 Class FA, 0.3% 3/20/65 (e)(j)	28,816	28,809
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	329	334
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	$ 10,205	$ 11,338
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)	19,310	20,938
Series 2010-H17 Class XP, 5.251% 7/20/60 (e)(j)	25,452	27,496
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(j)	18,720	20,264
Series 2012-64 Class KB, 5.0431% 5/20/41 (e)	1,559	1,774
Series 2013-124:
Class ES, 8.4213% 4/20/39 (e)(i)	6,373	7,370
Class ST, 8.5547% 8/20/39 (e)(i)	11,972	13,830
Series 2015-H13 Class FL, 0.3% 3/20/65 (e)(j)	48,030	48,030
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $509,207)		514,965
Commercial Mortgage Securities - 6.2%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5313% 4/25/19 (e)	1,718	1,709
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,140
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,421
Series K009 Class A2, 3.808% 8/25/20	32,528	35,466
Series K034 Class A1, 2.669% 2/25/23	14,909	15,383
Series K717 Class A2, 2.991% 9/25/21	9,506	9,993
Series K032 Class A1, 3.016% 2/25/23	26,244	27,528
Series K039 Class A2, 3.303% 7/25/24	24,645	26,117
Series K042 Class A2, 2.67% 12/25/24	22,200	22,287
Series K501 Class A2, 1.655% 11/25/16	9,650	9,742
Series K716 Class A2, 3.13% 6/25/21	6,500	6,891
Freddie Mac Multi-family Strutured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22	27,400	28,431
Series K044 Class A2, 2.811% 1/25/25	58,600	59,607
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $272,646)		274,715
Foreign Government and Government Agency Obligations - 3.0%
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	$ 72,266	$ 88,785
5.5% 12/4/23	48	59
Jordanian Kingdom 2.503% 10/30/20	41,050	42,680
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $116,708)		131,524
Fixed-Income Funds - 23.6%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $990,410)	9,518,034	1,044,699
Cash Equivalents - 1.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.11%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (k)	$ 44,756	44,756
0.12%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) #	16,975	16,975
TOTAL CASH EQUIVALENTS (Cost $61,731)		61,731
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $4,430,514)		4,540,332
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(114,769)
NET ASSETS - 100%		$ 4,425,563
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
209 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2015	$ 26,687	$ 124
390 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	85,355	54
165 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	19,755	78
407 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2015	65,234	457
TOTAL TREASURY CONTRACTS		$ 197,031	$ 713

The face value of futures purchased as a percentage of net assets is 4.4%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Jun. 2017	$ 11,600	3-month LIBOR	1.25%	$ (61)	$ 0	$ (61)
CME	Jun. 2020	6,800	3-month LIBOR	2.25%	(75)	0	(75)
CME	Jun. 2025	22,400	2.75%	3-month LIBOR	248	0	248
CME	Jun. 2045	1,100	3.25%	3-month LIBOR	(4)	0	(4)
LCH	Jun. 2045	18,600	3-month LIBOR	3.25%	(477)	0	(477)
TOTAL INTEREST RATE SWAPS					$ (369)	$ 0	$ (369)

(1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security is on loan at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,378,000.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,947,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$44,756,000 due 6/01/15 at 0.11%
Bank of America NA	$ 1,400
Commerz Markets LLC	10,424
Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,188
RBS Securities, Inc.	2,744
$ 44,756
$16,975,000 due 6/01/15 at 0.12%
Commerz Markets LLC	$ 16,975
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 16,928
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 909,967	$ 124,303	$ -	$ 1,044,699	23.1%
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,333,285	$ -	$ 2,333,285	$ -
U.S. Government Agency - Mortgage Securities	179,413	-	179,413	-
Collateralized Mortgage Obligations	514,965	-	514,965	-
Commercial Mortgage Securities	274,715	-	274,715	-
Foreign Government and Government Agency Obligations	131,524	-	131,524	-
Fixed-Income Funds	1,044,699	1,044,699	-	-
Cash Equivalents	61,731	-	61,731	-
Total Investments in Securities:	$ 4,540,332	$ 1,044,699	$ 3,495,633	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 713	$ 713	$ -	$ -
Swaps	248	-	248	-
Total Assets	$ 961	$ 713	$ 248	$ -
Liabilities
Swaps	$ (617)	$ -	$ (617)	$ -
Total Derivative Instruments:	$ 344	$ 713	$ (369)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $4,429,606,000. Net unrealized appreciation aggregated $110,726,000, of which $129,090,000 related to appreciated investment securities and $18,364,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

May 31, 2015

1.800340.111

SLM-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.1%
Federal Home Loan Bank 1% 6/21/17	$ 3,190	$ 3,211
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	162	176
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,936
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,323
U.S. Treasury Inflation-Protected Obligations - 2.6%
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25	20,000	19,844
U.S. Treasury Obligations - 61.2%
U.S. Treasury Bonds 8.75% 5/15/17	12,750	14,767
U.S. Treasury Notes:
0.25% 4/15/16	1,354	1,354
0.375% 10/31/16	4,000	3,996
0.5% 2/28/17	3,776	3,774
0.625% 12/31/16	18,905	18,948
0.75% 6/30/17	14,678	14,714
0.75% 4/15/18	8,635	8,595
0.875% 1/31/18	15,546	15,556
0.875% 7/31/19	22,596	22,192
1% 9/30/16	35,000	35,271
1% 10/31/16	4,099	4,130
1% 5/15/18	6,000	6,012
1% 5/31/18	15,739	15,759
1.25% 11/30/18	7,000	7,031
1.375% 7/31/18	8,863	8,962
1.375% 9/30/18	3,911	3,949
1.375% 2/28/19	12,639	12,717
1.375% 3/31/20	11,714	11,668
1.375% 4/30/20	972	967
1.5% 12/31/18	1,151	1,165
1.5% 1/31/19	10,148	10,265
1.5% 5/31/20	2,000	2,002
1.5% 1/31/22	30,862	30,172
1.625% 4/30/19	13,127	13,317
1.625% 6/30/19	15,724	15,927
1.625% 12/31/19	9,696	9,785
1.75% 9/30/19	9,904	10,066
1.75% 10/31/20	5,000	5,036
1.75% 2/28/22	4,000	3,971
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 4/30/22	$ 3,240	$ 3,215
1.875% 10/31/17	1,923	1,974
1.875% 5/31/22	7,500	7,504
2% 5/31/21	8,000	8,123
2% 2/15/25	6,500	6,436
2.25% 3/31/21	40,560	41,803
2.25% 4/30/21	2,805	2,890
2.25% 11/15/24	3,706	3,749
2.375% 7/31/17	12,000	12,438
2.375% 6/30/18	6,062	6,318
2.375% 8/15/24	7,772	7,955
3% 2/28/17	16,424	17,125
3.125% 1/31/17	1,323	1,380
3.5% 2/15/18 (c)	4,299	4,603
4.5% 5/15/17 (b)	1,369	1,472
4.625% 2/15/17	12,625	13,503
4.75% 8/15/17	12,139	13,218
TOTAL U.S. TREASURY OBLIGATIONS		465,774
Other Government Related - 4.5%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5302% 12/7/20 (NCUA Guaranteed) (d)	1,143	1,144
Series 2011-R1 Class 1A, 0.6235% 1/8/20 (NCUA Guaranteed) (d)	2,416	2,428
Series 2011-R4 Class 1A, 0.5606% 3/6/20 (NCUA Guaranteed) (d)	828	829
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,691
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,196
3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,954
TOTAL OTHER GOVERNMENT RELATED		34,242
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $521,582)		528,183
U.S. Government Agency - Mortgage Securities - 5.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.2%
1.865% 10/1/35 (d)	$ 10	$ 11
1.885% 2/1/33 (d)	14	15
1.91% 12/1/34 (d)	19	20
1.91% 3/1/35 (d)	17	18
1.915% 11/1/33 (d)	30	31
1.93% 10/1/33 (d)	8	8
1.94% 7/1/35 (d)	8	8
2.045% 1/1/35 (d)	92	97
2.05% 3/1/35 (d)	2	2
2.053% 6/1/36 (d)	18	19
2.105% 7/1/34 (d)	14	15
2.142% 9/1/36 (d)	42	45
2.19% 3/1/37 (d)	11	11
2.232% 3/1/33 (d)	43	46
2.27% 6/1/47 (d)	61	66
2.271% 3/1/40 (d)	536	572
2.274% 11/1/36 (d)	124	132
2.284% 7/1/36 (d)	73	77
2.318% 7/1/35 (d)	20	22
2.35% 2/1/37 (d)	193	206
2.372% 5/1/36 (d)	20	22
2.421% 10/1/33 (d)	17	18
2.458% 3/1/35 (d)	12	13
2.512% 4/1/36 (d)	138	148
2.526% 2/1/36 (d)	19	20
2.691% 2/1/42 (d)	694	722
2.704% 8/1/35 (d)	284	304
2.765% 1/1/42 (d)	625	652
5% 1/1/22 to 4/1/22	36	38
5.5% 10/1/20 to 1/1/29	3,016	3,276
6% 6/1/16 to 3/1/34	505	580
6.5% 6/1/16 to 8/1/36	1,783	2,062
10.25% 10/1/18	1	1
11% 1/1/16	1	1
11.25% 1/1/16	0*	0*
11.5% 6/15/19	0*	0*
		9,278
Freddie Mac - 0.6%
1.82% 3/1/35 (d)	46	48
1.825% 3/1/37 (d)	8	8
2.022% 2/1/37 (d)	22	24
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.04% 7/1/35 (d)	$ 509	$ 535
2.05% 6/1/37 (d)	12	13
2.055% 11/1/35 (d)	120	128
2.095% 8/1/37 (d)	32	34
2.1% 7/1/35 (d)	66	70
2.121% 5/1/37 (d)	31	34
2.182% 6/1/33 (d)	109	116
2.333% 4/1/37 (d)	39	42
2.346% 10/1/36 (d)	153	164
2.351% 10/1/35 (d)	58	62
2.364% 4/1/34 (d)	441	470
2.375% 5/1/37 (d)	30	32
2.385% 5/1/37 (d)	400	429
2.385% 5/1/37 (d)	198	213
2.402% 10/1/42 (d)	751	793
2.415% 6/1/37 (d)	115	124
2.506% 2/1/36 (d)	4	4
2.545% 7/1/36 (d)	37	39
2.595% 4/1/37 (d)	4	4
2.673% 7/1/35 (d)	125	134
2.723% 3/1/33 (d)	2	3
3.08% 9/1/41 (d)	755	791
3.115% 10/1/35 (d)	22	23
6% 1/1/24	409	453
6.5% 12/1/21	115	127
9.5% 7/1/16 to 8/1/21	25	27
10% 3/1/16 to 3/1/21	36	39
10.5% 1/1/21	1	1
11% 9/1/20	1	1
12.5% 5/1/19 to 6/1/19	2	2
		4,987
Ginnie Mae - 3.4%
4.3% 8/20/61 (g)	1,052	1,117
4.53% 10/20/62 (g)	1,121	1,228
4.55% 5/20/62 (g)	7,883	8,558
4.626% 3/20/62 (g)	1,770	1,918
4.649% 2/20/62 (g)	738	799
4.65% 3/20/62 (g)	1,612	1,749
4.682% 2/20/62 (g)	909	984
4.684% 1/20/62 (g)	5,511	5,959
5.47% 8/20/59 (g)	399	415
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 11/15/35	$ 585	$ 670
5.612% 4/20/58 (g)	434	444
6% 6/15/36	1,271	1,469
8% 12/15/23	101	117
8.5% 2/15/17	1	1
10.5% 9/15/15 to 10/15/21	101	113
11% 5/20/16 to 1/20/21	11	12
		25,553
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,637)		39,818
Collateralized Mortgage Obligations - 14.8%

U.S. Government Agency - 14.8%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.44% 4/25/24 (d)	673	680
Series 2001-38 Class QF, 1.1648% 8/25/31 (d)	125	127
Series 2002-60 Class FV, 1.1848% 4/25/32 (d)	27	28
Series 2002-74 Class FV, 0.6348% 11/25/32 (d)	1,393	1,403
Series 2002-75 Class FA, 1.1848% 11/25/32 (d)	55	56
Series 2008-76 Class EF, 0.6848% 9/25/23 (d)	268	269
Series 2010-15 Class FJ, 1.1148% 6/25/36 (d)	1,916	1,950
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	9	10
Series 2002-16 Class PG, 6% 4/25/17	53	55
Series 2002-9 Class PC, 6% 3/25/17	4	4
Series 2003-28 Class KG, 5.5% 4/25/23	312	342
Series 2005-19 Class PA, 5.5% 7/25/34	657	715
Series 2005-27 Class NE, 5.5% 5/25/34	507	528
Series 2005-52 Class PB, 6.5% 12/25/34	19	19
Series 2005-64 Class PX, 5.5% 6/25/35	642	706
Series 2005-68 Class CZ, 5.5% 8/25/35	1,190	1,344
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	18	19
Series 2003-117 Class MD, 5% 12/25/23	309	343
Series 2004-52 Class KZ, 5.5% 7/25/34	3,356	3,813
Series 2004-91 Class Z, 5% 12/25/34	1,944	2,173
Series 2009-59 Class HB, 5% 8/25/39	746	834
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	1,417	201
Series 2010-39 Class FG, 1.1048% 3/25/36 (d)	1,169	1,198
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2011-67 Class AI, 4% 7/25/26 (e)	$ 373	$ 41
Freddie Mac:
floater:
Series 2526 Class FC, 0.5815% 11/15/32 (d)	225	227
Series 2630 Class FL, 0.6815% 6/15/18 (d)	7	7
Series 2711 Class FC, 1.0815% 2/15/33 (d)	655	668
Series 3830 Class FD, 0.5415% 3/15/41 (d)	1,336	1,343
floater planned amortization class Series 2770 Class FH, 0.5815% 3/15/34 (d)	591	595
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	53	53
Series 2356 Class GD, 6% 9/15/16	15	15
Series 2376 Class JE, 5.5% 11/15/16	14	14
Series 2381 Class OG, 5.5% 11/15/16	7	7
Series 2425 Class JH, 6% 3/15/17	23	23
Series 2672 Class MG, 5% 9/15/23	1,630	1,772
Series 2802 Class OB, 6% 5/15/34	836	937
Series 3415 Class PC, 5% 12/15/37	255	276
Series 3763 Class QA, 4% 4/15/34	556	578
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	975	1,006
planned amotization class Series 2006-3 Class FB, 0.4848% 7/25/35 (d)	1,911	1,919
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	690	783
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,383	2,700
Series 2004-2862 Class NE, 5% 9/15/24	5,598	6,064
Series 2145 Class MZ, 6.5% 4/15/29	847	983
Series 2357 Class ZB, 6.5% 9/15/31	430	501
Series 2877 Class ZD, 5% 10/15/34	2,265	2,528
Series 2998 Class LY, 5.5% 7/15/25	241	266
Series 3007 Class EW, 5.5% 7/15/25	1,083	1,199
Series 3745 Class KV, 4.5% 12/15/26	1,275	1,416
Series 4181 Class LA, 3% 3/15/37	1,266	1,316
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.684% 7/20/37 (d)	328	331
Series 2008-2 Class FD, 0.664% 1/20/38 (d)	83	83
Series 2009-108 Class CF, 0.7825% 11/16/39 (d)	373	377
Series 2009-116 Class KF, 0.7125% 12/16/39 (d)	298	300
Series 2010-9 Class FA, 0.7025% 1/16/40 (d)	482	486
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H17 Class FA, 0.5115% 7/20/60 (d)(g)	$ 2,882	$ 2,869
Series 2010-H18 Class AF, 0.4776% 9/20/60 (d)(g)	3,299	3,280
Series 2010-H19 Class FG, 0.4776% 8/20/60 (d)(g)	4,019	3,996
Series 2010-H27 Series FA, 0.5576% 12/20/60 (d)(g)	993	991
Series 2011-H05 Class FA, 0.6776% 12/20/60 (d)(g)	1,944	1,948
Series 2011-H07 Class FA, 0.6776% 2/20/61 (d)(g)	3,612	3,618
Series 2011-H12 Class FA, 0.6676% 2/20/61 (d)(g)	4,228	4,233
Series 2011-H13 Class FA, 0.6776% 4/20/61 (d)(g)	1,620	1,623
Series 2011-H14:
Class FB, 0.6776% 5/20/61 (d)(g)	1,842	1,846
Class FC, 0.6776% 5/20/61 (d)(g)	1,700	1,703
Series 2011-H17 Class FA, 0.7076% 6/20/61 (d)(g)	2,204	2,210
Series 2011-H21 Class FA, 0.7776% 10/20/61 (d)(g)	2,155	2,167
Series 2012-H01 Class FA, 0.8776% 11/20/61 (d)(g)	1,816	1,834
Series 2012-H03 Class FA, 0.8776% 1/20/62 (d)(g)	1,127	1,138
Series 2012-H06 Class FA, 0.8076% 1/20/62 (d)(g)	1,731	1,744
Series 2012-H07 Class FA, 0.8076% 3/20/62 (d)(g)	1,022	1,031
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	71	72
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	829	125
Series 2011-68 Class EC, 3.5% 4/20/41	1,469	1,553
Series 1999-18 Class Z, 6.25% 5/16/29	1,501	1,690
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	4,175	4,527
Series 2010-H17 Class XP, 5.251% 7/20/60 (d)(g)	5,387	5,820
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(g)	3,941	4,266
Series 2012-64 Class KB, 5.0431% 5/20/41 (d)	335	381
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2013-124:
Class ES, 8.4213% 4/20/39 (d)(f)	$ 1,300	$ 1,504
Class ST, 8.5547% 8/20/39 (d)(f)	2,443	2,822
Series 2015-H13 Class FL, 0.3% 3/20/65 (a)(d)(g)	8,280	8,280
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $111,608)		112,902
Commercial Mortgage Securities - 7.2%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5313% 4/25/19 (d)	475	473
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	863
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	5,917
Series K009 Class A2, 3.808% 8/25/20	6,820	7,436
Series K034 Class A1, 2.669% 2/25/23	3,174	3,275
Series K717 Class A2, 2.991% 9/25/21	1,630	1,714
Series K032 Class A1, 3.016% 2/25/23	5,587	5,860
Series K039 Class A2, 3.303% 7/25/24	5,032	5,333
Series K042 Class A2, 2.67% 12/25/24	4,200	4,216
Series K501 Class A2, 1.655% 11/25/16	2,080	2,100
Series K714 Class A2, 3.034% 10/25/20	6,000	6,332
Freddie Mac Multi-family Strutured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22	4,700	4,877
Series K044 Class A2, 2.811% 1/25/25	6,300	6,408
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,094)		54,804
Foreign Government and Government Agency Obligations - 3.7%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,591
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development): - continued
5.5% 12/4/23	$ 10,710	$ 13,196
Jordanian Kingdom 2.503% 10/30/20	8,609	8,951
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,764)		27,738
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.12%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (Cost $1,887)	1,887	1,887
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $753,572)		765,332
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(4,430)
NET ASSETS - 100%		$ 760,902
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
55 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2015	$ 7,023	$ 33
133 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	29,108	18
124 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	14,846	59
TOTAL TREASURY CONTRACTS		$ 50,977	$ 110
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2015	$ 481	$ (12)
		$ 51,458	$ 98

The face value of futures purchased as a percentage of net assets is 6.7%

The face value of futures sold as a percentage of net assets is 0.1%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2017	$ 2,400	3-month LIBOR	1.25%	$ (13)	$ 0	$ (13)
CME	Jun. 2020	1,400	3-month LIBOR	2.25%	(15)	0	(15)
CME	Jun. 2025	6,700	3-month LIBOR	2.75%	(55)	0	(55)
TOTAL INTEREST RATE SWAPS					$ (83)	$ 0	$ (83)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $312,000.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $239,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$1,887,000 due 6/01/15 at 0.12%
Commerz Markets LLC	$ 1,887
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 528,183	$ -	$ 528,183	$ -
U.S. Government Agency - Mortgage Securities	39,818	-	39,818	-
Collateralized Mortgage Obligations	112,902	-	112,902	-
Commercial Mortgage Securities	54,804	-	54,804	-
Foreign Government and Government Agency Obligations	27,738	-	27,738	-
Cash Equivalents	1,887	-	1,887	-
Total Investments in Securities:	$ 765,332	$ -	$ 765,332	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 110	$ 110	$ -	$ -
Liabilities
Futures Contracts	$ (12)	$ (12)	$ -	$ -
Swaps	(83)	-	(83)	-
Total Liabilities	$ (95)	$ (12)	$ (83)	$ -
Total Derivative Instruments:	$ 15	$ 98	$ (83)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $753,334,000. Net unrealized appreciation aggregated $11,998,000, of which $13,655,000 related to appreciated investment securities and $1,657,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

May 31, 2015

1.800361.111

TBD-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.9%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (h)		$ 3,045,000	$ 3,288,600
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (h)(m)		1,160,000	1,268,750
			4,557,350
Automobiles - 1.0%
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,571,743
General Motors Co.:
3.5% 10/2/18		9,215,000	9,471,177
6.25% 10/2/43		1,543,000	1,776,942
General Motors Financial Co., Inc.:
2.4% 4/10/18		40,000,000	39,988,320
2.625% 7/10/17		2,955,000	2,996,955
3% 9/25/17		6,726,000	6,869,049
3.15% 1/15/20		27,252,000	27,256,251
3.25% 5/15/18		4,810,000	4,924,334
3.5% 7/10/19		10,761,000	10,983,387
4% 1/15/25		18,085,000	17,930,500
4.25% 5/15/23		5,420,000	5,551,131
4.375% 9/25/21		25,963,000	27,041,088
4.75% 8/15/17		5,050,000	5,338,092
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (h)		33,222,000	33,671,128
			201,370,097
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,233,256
4.25% 6/15/23		8,466,000	8,960,414
			10,193,670
Hotels, Restaurants & Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (h)		5,650,000	4,548,250
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (h)		3,465,000	2,832,638
ESH Hospitality, Inc. 5.25% 5/1/25 (h)		1,100,000	1,108,250
FelCor Lodging LP 5.625% 3/1/23		135,000	141,075
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)		6,525,000	6,851,250
MCE Finance Ltd. 5% 2/15/21 (h)		7,845,000	7,560,619
NCL Corp. Ltd. 5% 2/15/18		1,635,000	1,675,875
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		$ 3,530,000	$ 3,574,125
11% 10/1/21		1,770,000	1,659,375
Royal Caribbean Cruises Ltd. 7.5% 10/15/27		1,885,000	2,196,025
Scientific Games Corp.:
6.625% 5/15/21		8,635,000	6,605,775
7% 1/1/22 (h)		7,445,000	7,761,413
10% 12/1/22		10,060,000	9,733,050
Speedway Motorsports, Inc. 5.125% 2/1/23 (h)		3,315,000	3,348,150
Times Square Hotel Trust 8.528% 8/1/26 (h)		750,761	963,975
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	1,500,000	2,325,840
Wynn Macau Ltd. 5.25% 10/15/21 (h)		10,650,000	10,357,125
			73,242,810
Household Durables - 0.2%
D.R. Horton, Inc. 4.375% 9/15/22		865,000	860,675
Lennar Corp.:
4.5% 6/15/19		1,860,000	1,906,500
4.5% 11/15/19		910,000	925,925
Meritage Homes Corp. 6% 6/1/25 (h)		1,905,000	1,921,669
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,056,069
8.25% 2/15/21		1,815,000	1,912,556
Standard Pacific Corp. 5.875% 11/15/24		4,810,000	5,002,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (h)		1,495,000	1,515,556
William Lyon Homes, Inc.:
5.75% 4/15/19		5,935,000	6,009,188
7% 8/15/22		10,230,000	10,639,200
			33,749,738
Internet & Catalog Retail - 0.0%
Netflix, Inc.:
5.5% 2/15/22 (h)		2,645,000	2,757,413
5.875% 2/15/25 (h)		2,645,000	2,764,025
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (h)		2,175,000	2,180,438
			7,701,876
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - 2.3%
21st Century Fox America, Inc.:
6.15% 3/1/37		$ 4,759,000	$ 5,715,016
6.15% 2/15/41		11,572,000	13,885,752
7.75% 12/1/45		3,932,000	5,550,049
Altice SA:
7.625% 2/15/25 (h)		3,805,000	3,757,438
7.75% 5/15/22 (h)		13,575,000	13,710,750
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	667,707
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (h)		3,245,000	3,261,225
5.875% 5/1/27 (h)		1,615,000	1,627,113
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,670,525
6.875% 6/15/18		270,000	247,050
9% 12/15/19		6,930,000	6,808,725
10% 1/15/18		4,260,000	3,674,250
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,405,050
Columbus International, Inc. 7.375% 3/30/21 (h)		11,476,000	12,437,115
Comcast Corp.:
3.6% 3/1/24		24,000,000	24,785,736
4.6% 8/15/45		33,362,000	34,471,353
4.95% 6/15/16		2,344,000	2,447,253
6.45% 3/15/37		2,196,000	2,769,134
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,781,248
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,737,275
6.35% 6/1/40		6,392,000	7,268,733
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (h)		565,000	586,188
iHeartCommunications, Inc. 10.625% 3/15/23 (h)		2,695,000	2,688,263
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		8,111,000	8,982,933
MDC Partners, Inc. 6.75% 4/1/20 (h)		1,885,000	1,870,863
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(m)		10,130,000	10,357,925
Myriad International Holding BV 6% 7/18/20 (h)		515,000	566,500
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,210,681
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		850,000	863,813
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Numericable Group SA:
4.875% 5/15/19 (h)		$ 2,352,000	$ 2,366,112
6% 5/15/22 (h)		5,000,000	5,043,750
6.25% 5/15/24 (h)		1,490,000	1,510,488
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		1,460,000	1,554,900
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (h)		2,205,000	2,262,881
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,691,096
3.85% 9/29/24		11,394,000	11,623,430
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,908,487
4.5% 9/15/42		29,398,000	25,383,409
5.5% 9/1/41		9,289,000	8,940,579
5.85% 5/1/17		3,419,000	3,670,406
5.875% 11/15/40		16,544,000	16,687,006
6.55% 5/1/37		38,302,000	41,197,516
6.75% 7/1/18		13,763,000	15,441,522
7.3% 7/1/38		23,728,000	27,557,889
8.25% 4/1/19		24,391,000	28,904,116
Time Warner, Inc.:
5.875% 11/15/16		368,000	392,918
6.2% 3/15/40		11,792,000	13,903,688
6.5% 11/15/36		9,243,000	11,138,619
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		2,050,000	2,117,650
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (h)		4,000,000	3,970,000
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,500,377
VTR Finance BV 6.875% 1/15/24 (h)		1,430,000	1,488,988
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (h)(m)		215,000	218,225
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		3,025,000	3,191,375
WMG Acquisition Corp.:
6% 1/15/21 (h)		1,585,000	1,640,475
6.75% 4/15/22 (h)		2,265,000	2,202,713
			460,314,278
Multiline Retail - 0.1%
Family Tree Escrow LLC 5.75% 3/1/23 (h)		2,240,000	2,363,200
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JC Penney Corp., Inc.:
5.65% 6/1/20		$ 7,290,000	$ 6,579,225
5.75% 2/15/18		4,130,000	4,078,375
7.4% 4/1/37		8,835,000	7,200,525
8.125% 10/1/19		6,040,000	6,085,300
			26,306,625
Specialty Retail - 0.1%
DPL, Inc. 7.75% 10/15/20 (h)		1,725,000	1,496,438
Hot Topic, Inc. 9.25% 6/15/21 (h)		4,395,000	4,757,588
Tenedora Nemak SA de CV 5.5% 2/28/23 (h)		1,940,000	2,046,118
The Men's Wearhouse, Inc. 7% 7/1/22 (h)		2,465,000	2,612,900
			10,913,044
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (h)		1,600,000	1,492,000
TOTAL CONSUMER DISCRETIONARY			829,841,488
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,416,050
4.25% 5/1/23		5,205,000	5,257,050
6% 5/1/22		23,545,000	26,546,988
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,339,330
2.75% 4/1/23 (h)		7,651,000	7,519,334
JB y Co. SA de CV 3.75% 5/13/25 (h)		565,000	565,000
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,662,318
The Coca-Cola Co. 1.625% 3/9/35	EUR	4,950,000	5,099,185
			65,405,255
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 12/5/18		8,524,000	8,684,950
4% 12/5/23		8,525,000	8,939,000
ESAL GmbH 6.25% 2/5/23 (h)		15,310,000	15,577,925
Minerva Luxmbourg SA:
7.75% 1/31/23 (h)		8,040,000	8,278,788
7.75% 1/31/23 (Reg. S)		1,030,000	1,060,591
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc.:
6.75% 6/1/21		$ 3,045,000	$ 3,119,222
7.75% 11/15/22		1,300,000	1,394,250
Tesco PLC 5% 3/24/23	GBP	2,500,000	3,963,497
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (h)(j)		2,155,000	2,155,000
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,781,969
2.7% 11/18/19		8,473,000	8,595,359
3.3% 11/18/21		10,050,000	10,155,153
3.8% 11/18/24		7,676,000	7,683,192
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	750,000	1,200,871
			84,589,767
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,611,539
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		2,100,000	2,210,250
Gruma S.A.B. de CV 4.875% 12/1/24 (h)		625,000	659,375
H.J. Heinz Co. 4.875% 2/15/25 (h)		3,320,000	3,577,300
JBS Investments GmbH:
7.25% 4/3/24 (h)		11,050,000	11,823,500
7.75% 10/28/20 (h)		6,470,000	7,160,349
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (h)(j)		1,155,000	1,166,550
5.875% 7/15/24 (h)		6,410,000	6,602,300
7.25% 6/1/21 (h)		2,730,000	2,884,245
8.25% 2/1/20 (h)		1,510,000	1,610,415
Sigma Alimentos SA de CV 6.875% 12/16/19 (h)		575,000	667,690
			42,973,513
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,378,572
4% 1/31/24		6,408,000	6,631,755
4.25% 8/9/42		9,573,000	8,793,088
4.75% 5/5/21		7,000,000	7,751,765
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,249,486
4.75% 11/1/42		31,385,000	29,425,383
6.15% 9/15/43		4,511,000	5,070,197
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17		$ 3,719,000	$ 4,093,373
7.25% 6/15/37		5,056,000	6,329,586
Vector Group Ltd. 7.75% 2/15/21		6,480,000	6,966,000
			91,689,205
TOTAL CONSUMER STAPLES			284,657,740
ENERGY - 6.6%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	10,998,903
5.35% 3/15/20 (h)		8,816,000	8,982,349
5.85% 5/21/43 (h)(m)		6,758,000	5,609,140
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	10,952,259
5% 10/1/21		7,366,000	7,915,754
6.5% 4/1/20		738,000	850,041
Ensco PLC:
5.2% 3/15/25		7,885,000	8,112,861
5.75% 10/1/44		7,801,000	7,482,142
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,137,775
6% 10/1/22		995,000	975,100
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	6,547,620
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,005,000	2,989,975
Noble Holding International Ltd.:
4% 3/16/18		1,187,000	1,219,095
5.95% 4/1/25		7,570,000	7,650,310
6.95% 4/1/45		7,307,000	7,083,705
Offshore Group Investment Ltd. 7.125% 4/1/23		621,000	434,700
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)		2,790,000	2,552,850
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,267,901
Transocean, Inc.:
3% 10/15/17		1,000,000	975,625
5.05% 12/15/16		7,572,000	7,855,950
			103,594,055
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.1%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		$ 1,710,000	$ 1,746,338
4.875% 3/15/24		190,000	192,850
Afren PLC:
6.625% 12/9/20 (h)		1,810,000	778,300
10.25% 4/8/19 (Reg. S) (d)		2,075,000	892,250
Altice SA:
5.375% 7/15/23 (h)(j)		2,560,000	2,560,000
7.75% 7/15/25 (h)(j)		1,795,000	1,764,036
7.75% 7/15/25 (h)(j)		1,610,000	1,610,000
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7798% 8/1/19 (h)(m)		4,328,000	2,937,630
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	21,856,432
Antero Resources Corp.:
5.125% 12/1/22		5,995,000	5,980,013
5.625% 6/1/23 (h)		1,360,000	1,396,720
Baytex Energy Corp.:
5.125% 6/1/21 (h)		1,065,000	1,035,713
5.625% 6/1/24 (h)		1,185,000	1,143,525
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	19,044,223
2.315% 2/13/20		37,777,000	38,018,282
3.535% 11/4/24		15,450,000	15,581,866
3.814% 2/10/24		11,032,000	11,462,778
4.5% 10/1/20		5,954,000	6,587,958
4.742% 3/11/21		8,800,000	9,914,133
California Resources Corp.:
5% 1/15/20		4,620,000	4,400,550
5.5% 9/15/21		2,845,000	2,695,638
6% 11/15/24		975,000	897,000
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	6,010,571
3.9% 2/1/25		24,997,000	25,216,799
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		975,000	999,375
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	19,010,572
Chesapeake Energy Corp.:
5.75% 3/15/23		900,000	888,750
6.125% 2/15/21		6,750,000	6,868,125
Citgo Holding, Inc. 10.75% 2/15/20 (h)		1,350,000	1,412,438
Citgo Petroleum Corp. 6.25% 8/15/22 (h)		3,145,000	3,113,550
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (h)		$ 3,149,000	$ 3,177,294
3.3% 6/1/20 (h)		11,290,000	11,399,434
4.5% 6/1/25 (h)		4,707,000	4,767,155
5.8% 6/1/45 (h)		5,906,000	6,085,129
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,339,227
CONSOL Energy, Inc.:
5.875% 4/15/22		4,935,000	4,601,888
8% 4/1/23 (h)		2,710,000	2,798,075
Consolidated Energy Finance SA 6.75% 10/15/19 (h)		6,425,000	6,617,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		680,000	709,750
6.25% 4/1/23 (h)		1,235,000	1,300,677
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		715,000	732,875
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,761,280
2.7% 4/1/19		14,993,000	14,224,864
3.875% 3/15/23		5,532,000	5,279,475
Denbury Resources, Inc. 5.5% 5/1/22		5,050,000	4,819,594
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	88,386
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,537,335
6.45% 11/3/36 (h)		13,741,000	13,461,261
EDC Finance Ltd. 4.875% 4/17/20 (h)		3,670,000	3,376,400
El Paso Corp. 6.5% 9/15/20		16,140,000	18,684,326
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,251,230
Empresa Nacional de Petroleo 4.375% 10/30/24 (h)		9,045,000	9,291,304
Enable Midstream Partners LP:
2.4% 5/15/19 (h)		4,028,000	3,898,975
3.9% 5/15/24 (h)		4,249,000	4,048,337
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,922,430
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		4,735,000	4,723,163
Energy Transfer Equity LP 5.5% 6/1/27		2,210,000	2,223,813
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	3,006,480
3.75% 2/15/25		9,982,000	10,134,605
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23 (h)		$ 4,845,000	$ 4,851,056
7.75% 9/1/22		6,075,000	6,378,750
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		13,400,000	14,555,750
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (h)		950,000	968,221
6.875% 5/16/17 (Reg. S)		200,000	203,836
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,935,000	2,012,400
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	231,638
Halcon Resources Corp. 8.625% 2/1/20 (h)		3,625,000	3,679,375
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (h)		1,305,000	1,269,113
5.75% 10/1/25 (h)(j)		2,135,000	2,133,666
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		750,000	750,000
Jupiter Resources, Inc. 8.5% 10/1/22 (h)		6,555,000	5,506,200
KazMunaiGaz Finance Sub BV:
6% 11/7/44 (h)		665,000	567,910
9.125% 7/2/18 (h)		510,000	577,065
KazMunaiGaz National Co. 5.75% 4/30/43 (h)		1,065,000	885,548
Kinder Morgan, Inc. 2% 12/1/17		5,467,000	5,478,634
Kosmos Energy Ltd. 7.875% 8/1/21 (h)		645,000	633,713
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19		5,260,000	4,497,300
6.5% 5/15/19		2,030,000	1,750,875
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,327,585
Motiva Enterprises LLC 5.75% 1/15/20 (h)		4,187,000	4,630,177
MPLX LP 4% 2/15/25		2,532,000	2,528,250
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,315,026
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		4,675,000	4,862,000
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		1,430,000	1,351,350
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		5,201,000	4,836,930
Pan American Energy LLC 7.875% 5/7/21 (h)		583,000	608,506
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (h)		2,165,000	2,205,594
Peabody Energy Corp.:
6% 11/15/18		3,240,000	2,300,400
6.25% 11/15/21		3,595,000	1,770,538
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.: - continued
7.875% 11/1/26		$ 1,790,000	$ 868,150
10% 3/15/22 (h)		2,425,000	1,855,125
Pemex Project Funding Master Trust 6.625% 6/15/35		1,050,000	1,179,150
Petro-Canada 6.05% 5/15/18		3,850,000	4,326,191
Petrobras Global Finance BV:
1.896% 5/20/16 (m)		1,285,000	1,262,757
2.4153% 1/15/19 (m)		1,800,000	1,694,250
3% 1/15/19		1,893,000	1,769,860
3.25% 3/17/17		26,728,000	26,419,559
4.375% 5/20/23		20,096,000	17,935,680
4.875% 3/17/20		26,750,000	25,971,308
5.625% 5/20/43		18,504,000	15,234,528
6.25% 3/17/24		1,200,000	1,192,080
7.25% 3/17/44		640,000	630,464
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	4,979,000
3.875% 1/27/16		10,742,000	10,784,968
5.375% 1/27/21		44,755,000	43,658,503
5.75% 1/20/20		11,270,000	11,257,603
6.875% 1/20/40		2,325,000	2,185,500
7.875% 3/15/19		14,017,000	15,086,497
Petroleos de Venezuela SA:
5.375% 4/12/27		1,775,000	639,000
5.5% 4/12/37		655,000	232,525
8.5% 11/2/17 (h)		13,595,000	10,077,294
9.75% 5/17/35 (h)		3,430,000	1,474,900
12.75% 2/17/22 (h)		1,595,000	837,375
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,807,435
3.5% 7/18/18		14,963,000	15,511,992
3.5% 7/23/20 (h)		13,960,000	14,153,904
3.5% 1/30/23		11,489,000	11,101,246
4.5% 1/23/26 (h)		46,043,000	46,158,108
4.875% 1/24/22		14,642,000	15,392,403
4.875% 1/18/24		13,072,000	13,632,397
5.5% 1/21/21		12,069,000	13,204,814
5.5% 6/27/44 (h)		640,000	623,360
5.5% 6/27/44		22,304,000	21,724,096
5.625% 1/23/46 (h)		36,355,000	35,933,282
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6% 3/5/20		$ 6,145,000	$ 6,942,621
6.375% 1/23/45		14,382,000	15,601,594
6.5% 6/2/41		24,867,000	27,229,365
6.625% (h)(i)		5,520,000	5,554,500
8% 5/3/19		8,600,000	10,195,300
Petronas Capital Ltd.:
3.125% 3/18/22 (h)		680,000	692,224
3.5% 3/18/25 (h)		725,000	733,278
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,564,060
4.875% 11/15/44		34,230,000	34,288,978
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,309,645
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,346,455
6.125% 1/15/17		6,185,000	6,636,214
PT Pertamina Persero:
4.875% 5/3/22 (h)		595,000	613,594
5.25% 5/23/21 (h)		815,000	861,863
6% 5/3/42 (h)		395,000	381,768
6.5% 5/27/41 (h)		1,900,000	1,961,750
Rice Energy, Inc.:
6.25% 5/1/22		8,365,000	8,579,311
7.25% 5/1/23 (h)		3,620,000	3,764,800
Rosetta Resources, Inc.:
5.625% 5/1/21		6,305,000	6,683,931
5.875% 6/1/24		535,000	577,131
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (h)		5,155,000	5,155,000
5.75% 5/15/24		2,230,000	2,266,238
SemGroup Corp. 7.5% 6/15/21		5,230,000	5,517,650
Shell International Finance BV:
3.25% 5/11/25		20,000,000	20,241,060
4.375% 5/11/45		20,000,000	20,357,000
Sibur Securities Ltd. 3.914% 1/31/18 (h)		1,870,000	1,737,810
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,870,574
SM Energy Co. 5.625% 6/1/25		725,000	731,344
Southwestern Energy Co.:
3.3% 1/23/18		6,403,000	6,582,482
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co.: - continued
4.05% 1/23/20		$ 11,618,000	$ 12,030,485
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	338,109
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,800,000
2.95% 9/25/18		1,960,000	2,015,415
4.6% 6/15/21		2,694,000	2,910,037
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (h)		1,035,000	1,076,400
Teine Energy Ltd. 6.875% 9/30/22 (h)		6,310,000	6,199,575
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		505,000	530,250
6.25% 10/15/22 (h)		800,000	846,000
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	10,501,391
4.55% 6/24/24		53,471,000	54,608,970
Total SA 2.625% (Reg. S) (i)(m)	EUR	2,150,000	2,346,450
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		3,042,567	3,088,206
Western Gas Partners LP 5.375% 6/1/21		16,424,000	18,199,385
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (h)		2,105,000	2,194,463
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,166,700
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,533,327
4.3% 3/4/24		8,588,000	8,785,747
YPF SA:
8.5% 7/28/25 (h)		1,285,000	1,318,282
8.75% 4/4/24 (h)		3,215,000	3,319,488
8.875% 12/19/18 (h)		2,725,000	2,929,375
Zhaikmunai International BV 7.125% 11/13/19 (h)		2,415,000	2,276,138
			1,231,733,370
TOTAL ENERGY			1,335,327,425
FINANCIALS - 19.2%
Banks - 8.2%
Banco Daycoval SA 5.75% 3/19/19 (h)		150,000	155,700
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		628,274	675,080
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	2,600,000	$ 2,873,370
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (h)		$ 12,355,000	12,552,062
5.5% 7/12/20 (h)		575,000	608,638
6.5% 6/10/19 (Reg. S)		1,000,000	1,092,500
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (h)		8,770,000	8,853,885
1.375% 9/27/17 (Reg. S)		2,720,000	2,745,204
Bank of America Corp.:
2% 1/11/18		50,000,000	50,342,000
2.25% 4/21/20		100,000,000	98,829,800
2.6% 1/15/19		8,068,000	8,193,353
2.65% 4/1/19		6,430,000	6,542,486
3.3% 1/11/23		31,429,000	31,432,583
3.875% 3/22/17		25,777,000	26,905,027
3.95% 4/21/25		25,000,000	24,721,000
4.1% 7/24/23		11,481,000	12,024,706
4.2% 8/26/24		16,813,000	17,046,247
4.25% 10/22/26		14,724,000	14,785,605
5.65% 5/1/18		8,780,000	9,683,023
5.75% 12/1/17		21,955,000	24,079,607
5.875% 1/5/21		6,530,000	7,532,466
6.5% 8/1/16		9,000,000	9,537,678
Bank of America NA:
1.65% 3/26/18		22,324,000	22,323,777
1.75% 6/5/18		84,682,000	84,608,327
5.3% 3/15/17		3,467,000	3,690,150
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (m)	EUR	3,800,000	4,277,298
10% 7/30/16	EUR	2,350,000	2,771,380
Banque Centrale de Tunisie 5.75% 1/30/25 (h)		1,265,000	1,304,531
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,331,803
4.25% 1/12/22	GBP	4,000,000	6,960,040
6.75% 1/16/23 (m)	GBP	2,250,000	3,781,566
Barclays PLC 2.75% 11/8/19		12,249,000	12,379,697
BBVA Bancomer SA 6.75% 9/30/22 (h)		375,000	425,813
BBVA Colombia SA 4.875% 4/21/25 (h)		390,000	392,925
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,192,364
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
Biz Finance PLC 8.75% 1/22/18 (State Export-Import Bank of Ukraine JSC for Biz Finance PLC)(Reg. S)		$ 305,000	$ 215,406
BPCE SA 5.7% 10/22/23 (h)		6,050,000	6,564,480
Capital One NA:
1.65% 2/5/18		18,801,000	18,717,806
2.95% 7/23/21		18,827,000	18,846,731
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,208,903
1.7% 4/27/18		120,000,000	119,358,480
1.8% 2/5/18		33,287,000	33,321,219
1.85% 11/24/17		33,365,000	33,580,972
2.4% 2/18/20		60,588,000	60,450,768
2.5% 7/29/19		46,387,000	46,713,750
3.375% 3/1/23		5,193,000	5,276,883
4.05% 7/30/22		5,303,000	5,520,890
5.3% 5/6/44		28,968,000	31,177,882
5.5% 9/13/25		4,478,000	4,982,129
6.125% 5/15/18		3,779,000	4,230,840
Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	13,918,402
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (m)	EUR	2,700,000	2,918,251
Credit Suisse AG 6% 2/15/18		18,058,000	19,936,285
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (h)		19,455,000	19,440,798
3.75% 3/26/25 (h)		19,450,000	19,200,748
Development Bank of Philippines 8.375% (i)(m)		1,930,000	2,064,812
Discover Bank:
4.2% 8/8/23		7,852,000	8,055,171
7% 4/15/20		2,030,000	2,381,888
8.7% 11/18/19		2,958,000	3,617,767
Fifth Third Bancorp:
4.5% 6/1/18		798,000	858,025
8.25% 3/1/38		4,667,000	6,788,903
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		1,300,000	1,324,310
6.25% 4/30/19 (h)		1,100,000	1,124,200
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		2,000,000	2,086,000
7.75% 7/5/17 (Reg. S)		350,000	365,050
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
GTB Finance BV:
6% 11/8/18 (h)		$ 2,325,000	$ 2,238,278
7.5% 5/19/16 (h)		1,045,000	1,065,900
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	6,766,592
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,446,008
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,166,207
HSBK BV:
7.25% 5/3/17 (h)		2,285,000	2,359,263
7.25% 5/3/17 (Reg. S)		250,000	258,125
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,407,601
Industrial Senior Trust 5.5% 11/1/22 (h)		220,000	215,050
Itau Unibanco Holding SA:
2.85% 5/26/18 (h)		655,000	656,638
5.125% 5/13/23 (Reg. S)		1,100,000	1,106,600
6.2% 12/21/21 (Reg. S)		980,000	1,050,560
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,545,694
2% 8/15/17		11,000,000	11,137,082
2.2% 10/22/19		7,268,000	7,248,057
2.25% 1/23/20		40,000,000	39,788,360
2.35% 1/28/19		6,857,000	6,938,434
3.25% 9/23/22		18,423,000	18,604,338
3.875% 9/10/24		39,644,000	39,786,599
4.125% 12/15/26		50,896,000	51,253,850
4.25% 10/15/20		6,995,000	7,576,473
4.35% 8/15/21		20,267,000	21,981,811
4.5% 1/24/22		22,046,000	24,068,787
4.625% 5/10/21		6,879,000	7,570,649
4.95% 3/25/20		22,079,000	24,589,316
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,455,975
KeyBank NA:
5.45% 3/3/16		3,939,000	4,072,008
6.95% 2/1/28		1,977,000	2,592,940
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,526,974
5% 1/17/17		14,669,000	15,435,309
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		1,350,000	1,363,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
OJSC Russian Agricultural Bank: - continued
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		$ 1,000,000	$ 1,044,480
Regions Bank:
6.45% 6/26/37		24,618,000	30,036,422
7.5% 5/15/18		24,647,000	28,426,716
Regions Financial Corp.:
2% 5/15/18		13,127,000	13,126,908
5.75% 6/15/15		2,005,000	2,008,386
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		64,006,000	65,707,151
6% 12/19/23		25,897,000	28,057,431
6.1% 6/10/23		16,183,000	17,611,134
6.125% 12/15/22		24,107,000	26,540,891
RSHB Capital SA 5.298% 12/27/17 (h)		1,425,000	1,402,001
SB Capital SA 5.5% 2/26/24 (h)(m)		2,285,000	1,919,400
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (h)		400,000	402,800
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (h)(m)		645,000	641,582
Wachovia Bank NA 6% 11/15/17		2,243,000	2,486,482
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,201,675
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,121,142
3.676% 6/15/16		4,301,000	4,426,615
4.48% 1/16/24		4,804,000	5,155,994
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		4,000,000	4,075,000
Zenith Bank PLC 6.25% 4/22/19 (h)		2,495,000	2,392,081
			1,655,956,709
Capital Markets - 3.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,755,454
4.25% 2/15/24		12,758,000	13,403,338
Argos Merger Sub, Inc. 7.125% 3/15/23 (h)		6,620,000	7,017,200
Blackstone Holdings Finance Co. LLC 2% 5/19/25 (Reg. S)	EUR	1,850,000	2,064,324
Deutsche Bank AG 4.5% 4/1/25		38,771,000	37,842,202
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	37,850,741
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,973,151
2.55% 10/23/19		33,080,000	33,277,091
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
2.625% 1/31/19		$ 50,400,000	$ 51,351,653
2.9% 7/19/18		17,494,000	18,006,382
3.75% 5/22/25		40,000,000	40,299,720
5.25% 7/27/21		17,105,000	19,291,190
5.625% 1/15/17		3,200,000	3,406,691
5.95% 1/18/18		4,975,000	5,499,206
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,773,236
6.85% 6/15/17		1,263,000	1,385,085
Morgan Stanley:
1.875% 1/5/18		16,953,000	17,019,083
2.125% 4/25/18		12,586,000	12,684,750
2.375% 7/23/19		46,739,000	46,966,525
3.7% 10/23/24		24,714,000	25,129,838
4.35% 9/8/26		30,000,000	30,444,810
4.875% 11/1/22		26,240,000	28,269,428
5% 11/24/25		3,189,000	3,431,970
5.45% 1/9/17		13,970,000	14,854,497
5.5% 1/26/20		88,000,000	99,302,456
5.625% 9/23/19		12,714,000	14,375,237
5.75% 1/25/21		19,879,000	22,941,857
6.625% 4/1/18		16,118,000	18,233,085
MU Finance PLC 8.375% 2/1/17 (h)		806,170	825,317
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (m)		7,915,000	8,112,875
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,604,060
1.8% 3/26/18		24,142,000	24,154,916
			721,547,368
Consumer Finance - 1.7%
Ally Financial, Inc.:
3.6% 5/21/18		4,265,000	4,286,325
4.125% 3/30/20		3,215,000	3,215,000
4.625% 5/19/22		1,470,000	1,470,000
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,645,499
Credito Real S.A.B. de CV 7.5% 3/13/19 (h)		840,000	892,080
Discover Financial Services:
3.85% 11/21/22		25,882,000	26,382,532
3.95% 11/6/24		9,738,000	9,772,979
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
5.2% 4/27/22		$ 12,545,000	$ 13,723,126
6.45% 6/12/17		10,366,000	11,339,316
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,236,215
1.7% 5/9/16		19,473,000	19,583,938
1.724% 12/6/17		18,742,000	18,701,611
2.597% 11/4/19		40,209,000	40,386,201
2.875% 10/1/18		13,000,000	13,313,508
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,277,167
4.625% 1/7/21		19,476,000	21,784,782
4.65% 10/17/21		5,377,000	6,039,973
5.625% 9/15/17		5,858,000	6,434,105
5.625% 5/1/18		25,000,000	27,956,675
Hyundai Capital America:
1.45% 2/6/17 (h)		14,591,000	14,575,942
1.625% 10/2/15 (h)		9,515,000	9,537,141
1.875% 8/9/16 (h)		2,974,000	3,001,022
2.125% 10/2/17 (h)		18,524,000	18,718,984
2.875% 8/9/18 (h)		5,276,000	5,449,786
Navient Corp.:
5% 10/26/20		915,000	912,713
5.875% 3/25/21		3,215,000	3,231,075
5.875% 10/25/24		7,685,000	7,339,175
SLM Corp.:
4.875% 6/17/19		2,160,000	2,170,800
5.5% 1/15/19		2,025,000	2,100,938
5.5% 1/25/23		5,000,000	4,875,000
6.125% 3/25/24		4,030,000	3,919,175
8% 3/25/20		950,000	1,071,125
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,352,937
3% 8/15/19		4,907,000	4,994,492
3.75% 8/15/21		7,409,000	7,589,654
4.25% 8/15/24		7,458,000	7,632,018
			353,913,009
Diversified Financial Services - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (h)		2,800,000	2,912,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Brixmor Operating Partnership LP 3.85% 2/1/25		$ 14,325,000	$ 14,201,160
Cimpor Financial Operations BV 5.75% 7/17/24 (h)		850,000	756,500
City of Buenos Aires 9.95% 3/1/17 (h)		793,000	820,755
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		2,325,000	2,397,656
5.875% 2/1/22		18,611,000	19,518,286
6% 8/1/20		4,745,000	5,100,875
ILFC E-Capital Trust I 4.09% 12/21/65 (h)(m)		10,340,000	10,029,800
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(m)		4,765,000	4,669,700
ING U.S., Inc. 5.5% 7/15/22		25,716,000	29,386,085
Malaysia Sovereign Sukuk Bhd 3.043% 4/22/25 (h)		940,000	935,293
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		220,000	211,235
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		885,000	778,800
7.75% 1/27/18		1,300,000	1,274,650
			92,992,795
Insurance - 1.8%
AIA Group Ltd. 2.25% 3/11/19 (h)		2,566,000	2,564,376
Allianz SE 2.241% 7/7/45 (Reg. S) (m)	EUR	2,900,000	3,086,161
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,501,795
3.875% 1/15/35		19,041,000	17,930,186
4.875% 6/1/22		3,590,000	4,000,362
5.6% 10/18/16		10,702,000	11,337,570
Aon Corp.:
3.125% 5/27/16		11,274,000	11,518,522
3.5% 9/30/15		4,451,000	4,492,212
5% 9/30/20		3,854,000	4,294,655
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (m)		4,900,000	5,180,927
Assicurazioni Generali SpA 7.75% 12/12/42 (m)	EUR	3,000,000	4,157,933
Aviva PLC 6.625% 6/3/41 (m)	GBP	4,150,000	7,151,924
CNO Financial Group, Inc. 4.5% 5/30/20		2,775,000	2,868,518
Five Corners Funding Trust 4.419% 11/15/23 (h)		12,460,000	13,106,699
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(m)		1,859,000	1,877,590
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,577,587
5.375% 3/15/17		194,000	207,844
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc. 5% 6/1/21 (h)		$ 12,644,000	$ 13,904,834
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,900,678
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (h)		30,523,000	28,259,659
5.375% 12/1/41 (h)		3,840,000	4,375,645
MetLife, Inc.:
1.903% 12/15/17		2,987,000	3,006,532
3.048% 12/15/22		12,433,000	12,499,927
4.368% 9/15/23		9,625,000	10,390,592
4.75% 2/8/21		4,032,000	4,534,331
6.75% 6/1/16		7,610,000	8,050,733
Metropolitan Life Global Funding I 3% 1/10/23 (h)		7,896,000	7,896,948
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (m)	EUR	2,000,000	2,802,286
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	10,638,655
Pacific LifeCorp:
5.125% 1/30/43 (h)		19,436,000	20,867,559
6% 2/10/20 (h)		12,654,000	14,401,783
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,650,129
4.5% 11/16/21		6,390,000	7,029,173
5.375% 5/15/45 (m)		17,492,000	17,612,258
6.2% 11/15/40		4,318,000	5,187,218
7.375% 6/15/19		3,230,000	3,870,231
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,587,326
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (h)		18,083,000	19,271,867
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (h)		4,172,000	4,249,754
4.125% 11/1/24 (h)		6,048,000	6,253,977
Unum Group:
5.625% 9/15/20		8,386,000	9,513,665
5.75% 8/15/42		16,937,000	19,397,116
7.125% 9/30/16		587,000	631,187
			367,638,924
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,880,124
4.6% 4/1/22		4,025,000	4,285,896
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities Operating Partnership LP 3.75% 4/15/23		$ 3,491,000	$ 3,509,883
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,279,084
4.2% 12/15/23		12,000,000	12,842,172
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,264,843
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,688,584
4.25% 1/15/24		9,191,000	9,715,990
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,358,873
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (h)		1,455,000	1,484,100
DDR Corp.:
3.625% 2/1/25		7,690,000	7,534,170
4.625% 7/15/22		8,808,000	9,431,580
4.75% 4/15/18		11,273,000	12,050,848
7.5% 4/1/17		5,574,000	6,148,284
7.875% 9/1/20		323,000	399,203
9.625% 3/15/16		3,691,000	3,935,104
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,354,799
3.75% 12/1/24		5,408,000	5,489,363
3.875% 10/15/22		11,543,000	11,929,402
4.375% 6/15/22		7,323,000	7,765,046
5.95% 2/15/17		102,000	109,668
6.5% 1/15/18		3,795,000	4,258,677
6.75% 3/15/20		10,379,000	12,221,449
8.25% 8/15/19		75,000	91,661
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,142,589
6% 9/15/17		1,212,000	1,320,853
6.25% 1/15/17		1,027,000	1,101,057
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,868,737
4.625% 12/15/21		17,159,000	18,929,860
4.75% 7/15/20		7,700,000	8,562,215
5.375% 8/1/16		2,768,000	2,909,982
5.75% 6/15/17		14,407,000	15,685,636
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,890,112
HCP, Inc. 3.75% 2/1/16		6,084,000	6,195,745
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18		$ 5,151,000	$ 5,217,788
4.7% 9/15/17		1,538,000	1,643,293
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	661,568
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,311,648
6.65% 1/15/18		867,000	935,478
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,700,289
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (h)		4,655,000	4,651,555
4.5% 4/1/27 (h)		45,578,000	44,762,610
4.95% 4/1/24		3,875,000	4,039,835
5.875% 3/15/24		290,000	308,850
6.75% 10/15/22		345,000	361,819
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,396,195
5% 12/15/23		2,030,000	2,178,220
Senior Housing Properties Trust 6.75% 4/15/20		250,000	282,844
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,969,092
The GEO Group, Inc. 5.875% 1/15/22		2,630,000	2,777,938
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,689,028
WP Carey, Inc. 4% 2/1/25		21,616,000	21,026,705
			343,550,344
Real Estate Management & Development - 1.7%
BioMed Realty LP:
2.625% 5/1/19		7,539,000	7,569,013
3.85% 4/15/16		16,284,000	16,625,199
4.25% 7/15/22		5,809,000	6,019,762
6.125% 4/15/20		3,429,000	3,912,242
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,850,564
4.1% 10/1/24		15,881,000	15,973,380
4.55% 10/1/29		15,881,000	16,182,294
4.95% 4/15/18		12,690,000	13,601,548
5.7% 5/1/17		7,049,000	7,549,014
6% 4/1/16		2,699,000	2,803,621
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,609,000
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,061,591
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	350,000	395,234
Deutsche Annington Finance BV 5% 10/2/23 (h)		3,750,000	4,055,749
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP 5.25% 3/15/21		$ 5,708,000	$ 6,327,152
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,088,109
5.5% 3/15/17		3,597,000	3,855,621
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	159,757
5.875% 6/15/19		150,000	154,623
6% 11/1/20		105,000	110,344
Howard Hughes Corp. 6.875% 10/1/21 (h)		2,035,000	2,136,750
Hunt Companies, Inc. 9.625% 3/1/21 (h)		870,000	913,500
Inmobiliaria Colonial SA 1.863% 6/5/19 (Reg. S)	EUR	2,900,000	3,195,549
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,675
11.5% 7/20/20 (Reg. S)		5,000	5,705
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,443,269
4.125% 6/15/22		6,280,000	6,508,441
4.4% 2/15/24		13,017,000	13,651,149
4.75% 10/1/20		11,282,000	12,247,773
5.5% 12/15/16		1,891,000	2,002,091
6.625% 10/1/17		4,835,000	5,351,832
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,261,875
3.15% 5/15/23		14,735,000	13,213,051
4.5% 4/18/22		4,072,000	4,069,398
5.8% 1/15/16		10,000,000	10,247,180
7.75% 8/15/19		700,000	811,330
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,335,520
6.05% 9/1/16		2,000,000	2,112,178
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,535,973
Prime Property Funding, Inc. 5.7% 4/15/17 (h)		4,546,000	4,805,981
Realogy Corp. 7.625% 1/15/20 (h)		981,000	1,048,444
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (h)		235,000	238,525
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,405,455
Regency Centers LP:
5.25% 8/1/15		6,456,000	6,502,599
5.875% 6/15/17		2,874,000	3,123,518
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.75% 12/1/24		$ 10,161,000	$ 10,246,017
3.875% 12/1/23		4,812,000	4,936,010
6.125% 6/1/20		14,318,000	16,519,364
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,701,550
3.5% 2/1/25		4,631,000	4,549,499
3.75% 5/1/24		20,000,000	20,195,000
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,125,944
4% 4/30/19		3,747,000	3,982,750
4.25% 3/1/22		300,000	317,747
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,349,266
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (h)		570,000	561,450
5.875% 6/15/24 (h)		415,000	408,256
			342,028,431
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		834	12,095
TOTAL FINANCIALS			3,877,639,675
HEALTH CARE - 2.3%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,852,696
2.2% 5/22/19		14,136,000	14,203,909
			29,056,605
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,607,779
DJO Finco, Inc. 8.125% 6/15/21 (h)		2,720,000	2,801,600
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (h)		655,000	658,766
			8,068,145
Health Care Providers & Services - 0.9%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,990,183
Community Health Systems, Inc. 6.875% 2/1/22		7,110,000	7,589,996
DaVita HealthCare Partners, Inc. 5% 5/1/25		2,480,000	2,464,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. 4.75% 11/15/21		$ 24,746,000	$ 27,366,181
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,002,830
4.25% 10/15/19		7,590,000	7,877,661
4.75% 5/1/23		595,000	615,825
5.875% 3/15/22		715,000	799,013
6.5% 2/15/20		30,303,000	33,825,724
HealthSouth Corp.:
5.125% 3/15/23		860,000	881,500
5.75% 11/1/24		1,155,000	1,192,538
Kindred Escrow Corp. II:
8% 1/15/20 (h)		1,810,000	1,957,063
8.75% 1/15/23 (h)		6,820,000	7,570,200
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,182,888
4.125% 9/15/20		7,486,000	8,049,576
Quintiles Transnational Corp. 4.875% 5/15/23 (h)		1,150,000	1,167,250
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	525,000
5.5% 2/1/21		5,400,000	5,670,000
Tenet Healthcare Corp.:
5% 3/1/19 (h)		2,285,000	2,279,288
6% 10/1/20		860,000	920,200
8.125% 4/1/22		16,575,000	18,066,750
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,394,979
2.875% 3/15/23		16,114,000	16,155,252
Wellcare Health Plans, Inc. 5.75% 11/15/20		1,860,000	1,956,488
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,451,354
			177,952,239
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,106,363
2.4% 2/1/19		1,959,000	1,972,625
4.15% 2/1/24		3,010,000	3,154,170
			8,233,158
Pharmaceuticals - 1.2%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,556,241
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
2.9% 11/6/22		$ 13,855,000	$ 13,619,895
3.6% 5/14/25		24,114,000	24,255,959
4.5% 5/14/35		23,238,000	23,301,347
4.7% 5/14/45		23,197,000	23,460,982
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,951,238
3.45% 3/15/22		18,597,000	18,732,089
3.8% 3/15/25		17,286,000	17,371,082
4.75% 3/15/45		18,289,000	18,018,963
Bayer AG 2.375% 4/2/75 (Reg. S) (m)	EUR	2,450,000	2,658,429
Bayer U.S. Finance LLC:
2.375% 10/8/19 (h)		10,323,000	10,457,075
3% 10/8/21 (h)		7,536,000	7,684,218
3.375% 10/8/24 (h)		3,362,000	3,409,670
Concordia Healthcare Corp. 7% 4/15/23 (h)		715,000	719,469
Endo Finance LLC 5.375% 1/15/23 (h)		1,530,000	1,495,575
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (h)		3,680,000	3,726,000
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (h)		3,245,000	3,338,294
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,625,217
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,951,814
2.3% 11/8/18		3,161,000	3,177,611
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,731,844
3.9% 12/15/24		5,449,000	5,547,829
4.9% 12/15/44		2,390,000	2,405,234
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (h)		4,015,000	4,185,638
5.875% 5/15/23 (h)		3,240,000	3,357,450
6.125% 4/15/25 (h)		3,460,000	3,598,400
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,769,682
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,005,717
3.25% 2/1/23		4,892,000	4,786,778
			243,899,740
TOTAL HEALTH CARE			467,209,887
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (h)		$ 9,122,000	$ 9,402,146
6.375% 6/1/19 (h)		8,071,000	9,295,750
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		6,075,000	6,076,215
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,530,000
6% 7/15/22		2,885,000	2,924,669
6.5% 5/15/25 (h)		2,710,000	2,770,975
			34,999,755
Airlines - 0.2%
Air Canada 6.625% 5/15/18 (h)		1,465,000	1,541,913
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (h)		3,225,000	3,229,305
Allegiant Travel Co. 5.5% 7/15/19		6,225,000	6,388,406
American Airlines Group, Inc.:
4.625% 3/1/20 (h)		2,670,000	2,596,575
5.5% 10/1/19 (h)		8,970,000	9,059,700
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (h)		214,707	223,832
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		243,535	273,368
6.125% 4/29/18		240,000	252,600
6.648% 3/15/19		945,121	979,901
6.9% 7/2/19		403,289	424,945
9.25% 5/10/17		1,325,326	1,441,292
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (h)		1,515,000	1,556,360
6.75% 5/23/17		1,515,000	1,552,269
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,528,100
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,734,363
Series 2013-1 Class B, 5.375% 5/15/23		323,913	336,870
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,398,846	1,481,028
8.36% 1/20/19		1,017,897	1,101,874
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		653,446	707,355
12% 1/15/16 (h)		202,793	213,947
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc.:
6% 12/1/20		$ 2,600,000	$ 2,697,500
6.375% 6/1/18		140,000	146,300
			39,467,803
Building Products - 0.1%
Building Materials Corp. of America 5.375% 11/15/24 (h)		3,095,000	3,120,131
HD Supply, Inc.:
5.25% 12/15/21 (h)		2,110,000	2,194,400
7.5% 7/15/20		8,600,000	9,298,750
11.5% 7/15/20		2,700,000	3,159,000
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (h)		475,000	489,250
6.125% 4/1/25 (h)		475,000	489,250
USG Corp. 5.5% 3/1/25 (h)		2,990,000	3,094,650
			21,845,431
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20		1,950,000	2,054,813
ADT Corp.:
3.5% 7/15/22		6,296,000	5,791,061
4.125% 4/15/19		3,395,000	3,454,413
4.125% 6/15/23		5,040,000	4,725,000
5.25% 3/15/20		2,035,000	2,152,013
6.25% 10/15/21		2,065,000	2,214,713
APX Group, Inc.:
6.375% 12/1/19		10,805,000	10,791,494
8.75% 12/1/20		12,955,000	11,724,275
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		6,560,000	6,297,600
Cenveo Corp. 6% 8/1/19 (h)		325,000	308,750
Garda World Security Corp.:
7.25% 11/15/21 (h)		8,485,000	8,315,300
7.25% 11/15/21 (h)		400,000	392,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)		3,500,000	3,622,500
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,360,000
7% 2/15/22		660,000	721,050
			63,924,982
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Abengoa Greenfield SA 6.5% 10/1/19 (h)		$ 2,825,000	$ 2,655,500
Cementos Progreso Trust 7.125% 11/6/23 (h)		570,000	617,738
MasTec, Inc. 4.875% 3/15/23		170,000	158,525
Odebrecht Finance Ltd. 4.375% 4/25/25 (h)		650,000	579,150
			4,010,913
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (h)		2,285,000	2,306,410
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	5,200,000	5,604,327
			7,910,737
Industrial Conglomerates - 0.1%
3M Co. 1.75% 5/15/30	EUR	1,950,000	2,114,854
Alfa SA de CV 5.25% 3/25/24 (h)		450,000	472,500
General Electric Co. 5.25% 12/6/17		17,730,000	19,465,643
			22,052,997
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (h)		1,340,000	1,383,550
Schaeffler Finance BV 4.75% 5/15/21 (h)		1,540,000	1,574,650
Xerium Technologies, Inc. 8.875% 6/15/18		1,645,000	1,706,688
			4,664,888
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		3,210,000	3,266,175
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)		6,910,000	6,305,375
8.125% 2/15/19		2,885,000	2,437,825
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)		885,000	856,238
			12,865,613
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		1,790,000	1,872,788
IHS, Inc. 5% 11/1/22 (h)		2,895,000	2,916,713
			4,789,501
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,238,392
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,687,757
JSC Georgian Railway 7.75% 7/11/22 (h)		650,000	714,415
			6,640,564
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18		$ 7,271,000	$ 7,225,556
3.75% 2/1/22		16,396,000	16,520,675
3.875% 4/1/21		14,814,000	15,258,420
4.25% 9/15/24		12,030,000	12,180,375
4.75% 3/1/20		11,796,000	12,592,230
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,643,906
6.25% 12/1/19		830,000	914,038
Building Materials Holding Corp. 9% 9/15/18 (h)		2,690,000	2,905,200
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,656,000
6.75% 12/15/20		2,795,000	2,885,838
International Lease Finance Corp. 4.625% 4/15/21		955,000	995,588
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	1,000,000	1,588,518
United Rentals North America, Inc.:
4.625% 7/15/23		1,310,000	1,310,000
5.5% 7/15/25		1,045,000	1,042,388
			82,718,732
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (h)		1,637,370	1,758,863
10.75% 12/1/20 (Reg. S)		91,770	98,579
Heathrow Funding Ltd. 6% 3/20/20	GBP	2,400,000	4,210,641
			6,068,083
TOTAL INDUSTRIALS			311,959,999
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (h)		5,575,000	5,909,500
8.875% 1/1/20 (h)		1,970,000	2,162,075
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (h)		1,795,000	1,857,825
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,394,250
CommScope, Inc. 4.375% 6/15/20 (h)(j)		1,315,000	1,326,506
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 12,245,000	$ 13,193,988
6.5% 1/15/28		4,782,000	5,164,560
			31,008,704
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,773,061
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,279,487
6.55% 10/1/17		1,383,000	1,541,395
			8,593,943
IT Services - 0.0%
Audatex North America, Inc. 6% 6/15/21 (h)		3,200,000	3,339,328
Global Cash Access, Inc. 10% 1/15/22 (h)		3,720,000	3,636,300
			6,975,628
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	4,400,000	4,841,441
Micron Technology, Inc.:
5.25% 8/1/23 (h)		3,265,000	3,265,000
5.25% 1/15/24 (h)		2,165,000	2,143,350
5.625% 1/15/26 (h)		2,165,000	2,127,113
5.875% 2/15/22		2,310,000	2,425,500
STATS ChipPAC Ltd. 4.5% 3/20/18 (h)		600,000	600,900
Viasystems, Inc. 7.875% 5/1/19 (h)		1,825,000	1,934,500
			17,337,804
Software - 0.0%
Blue Coat Systems, Inc. 8.375% 6/1/23 (h)		2,875,000	2,903,750
Nuance Communications, Inc. 5.375% 8/15/20 (h)		3,315,000	3,344,006
			6,247,756
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
3.2% 5/13/25		20,000,000	20,173,300
4.375% 5/13/45		20,000,000	20,154,220
			40,327,520
TOTAL INFORMATION TECHNOLOGY			110,491,355
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - 1.4%
Chemicals - 0.2%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (h)		$ 4,150,000	$ 4,129,250
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,120,938
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		3,175,000	3,254,375
OCP SA 5.625% 4/25/24 (h)		390,000	416,520
Platform Specialty Products Corp. 6.5% 2/1/22 (h)		2,210,000	2,320,500
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)		1,755,000	1,719,900
8.25% 1/15/21 (h)		1,670,000	1,619,900
The Chemours Company LLC 6.625% 5/15/23 (h)		4,065,000	4,125,975
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,639,577
4.25% 11/15/20		5,898,000	6,379,867
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (h)		675,000	687,656
W.R. Grace & Co. - Conn 5.125% 10/1/21 (h)		2,375,000	2,452,188
			39,866,646
Construction Materials - 0.0%
CEMEX Finance LLC:
6% 4/1/24 (h)		1,670,000	1,694,215
9.375% 10/12/22 (h)		710,000	805,850
CEMEX S.A.B. de CV:
6.125% 5/5/25 (h)		2,695,000	2,719,255
6.5% 12/10/19 (h)		4,195,000	4,478,582
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		790,000	772,225
			10,470,127
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(m)		14,343,753	14,730,437
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2706% 12/15/19 (h)(m)		7,335,000	7,215,806
6.75% 1/31/21 (h)		595,000	612,850
7% 11/15/20 (h)		2,655,000	2,721,375
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (h)		2,190,000	2,211,900
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		2,345,000	2,315,688
Sappi Papier Holding GmbH 6.625% 4/15/21 (h)		6,885,000	7,246,463
			37,054,519
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - 1.0%
Alcoa, Inc. 5.125% 10/1/24		$ 9,954,000	$ 10,625,895
Alrosa Finance SA 7.75% 11/3/20 (h)		700,000	731,500
Anglo American Capital PLC:
3.625% 5/14/20 (h)		29,122,000	29,330,659
4.875% 5/14/25 (h)		29,080,000	29,004,479
Compania Minera Ares SAC 7.75% 1/23/21 (h)		860,000	890,100
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	12,030,622
4.875% 11/4/44 (h)		6,383,000	6,441,245
CSN Resources SA 6.5% 7/21/20 (h)		500,000	436,250
EVRAZ Group SA:
6.5% 4/22/20 (h)		2,030,000	1,862,525
9.5% 4/24/18 (Reg. S)		2,850,000	2,949,750
Ferrexpo Finance PLC 10.375% 4/7/19 (h)		1,597,000	1,346,798
First Quantum Minerals Ltd.:
6.75% 2/15/20 (h)		5,075,000	4,960,813
7.25% 5/15/22 (h)		3,745,000	3,609,244
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (h)		1,400,000	1,072,750
8.25% 11/1/19 (h)		2,275,000	2,081,625
Freeport-McMoRan, Inc. 2.3% 11/14/17		9,771,000	9,784,308
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		1,505,000	1,356,381
4.875% 10/7/20 (Reg. S)		200,000	180,250
GTL Trade Finance, Inc. 5.893% 4/29/24 (h)		1,025,000	1,007,268
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		6,700,000	6,063,500
Lundin Mining Corp.:
7.5% 11/1/20 (h)		3,780,000	4,087,125
7.875% 11/1/22 (h)		5,840,000	6,318,197
Metalloinvest Finance Ltd. 5.625% 4/17/20 (h)		560,000	510,160
Metinvest BV:
8.75% 2/14/18 (Reg. S)		400,000	230,000
10.25% 5/20/49 (Reg. S)		100,000	68,000
10.5% 11/28/17 (h)		3,050,000	1,875,750
Murray Energy Corp. 11.25% 4/15/21 (h)		9,760,000	9,418,400
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,836,038
Nord Gold NV 6.375% 5/7/18 (h)		1,660,000	1,630,950
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		3,110,000	2,970,050
5.625% 4/29/20 (Reg. S)		200,000	191,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		$ 12,175,000	$ 12,298,248
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (h)		1,600,000	1,600,000
Southern Copper Corp.:
6.75% 4/16/40		530,000	561,116
7.5% 7/27/35		910,000	1,035,861
Steel Dynamics, Inc.:
5.125% 10/1/21		1,660,000	1,680,750
6.125% 8/15/19		2,683,000	2,864,103
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,792,760
6.25% 1/11/16		5,000,000	5,141,150
6.25% 1/23/17		5,581,000	5,947,281
6.875% 11/21/36		640,000	629,370
Vedanta Resources PLC 6.75% 6/7/16 (h)		1,040,000	1,067,560
			202,519,831
Paper & Forest Products - 0.0%
Mercer International, Inc. 7% 12/1/19		915,000	965,325
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		1,365,000	0
			965,325
TOTAL MATERIALS			290,876,448
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
Altice Financing SA:
6.5% 1/15/22 (h)		1,865,000	1,911,625
6.625% 2/15/23 (h)		2,780,000	2,880,775
7.875% 12/15/19 (h)		272,000	288,660
Altice Finco SA:
7.625% 2/15/25 (h)		2,720,000	2,788,000
8.125% 1/15/24 (h)		1,000,000	1,050,000
9.875% 12/15/20 (h)		6,135,000	6,786,844
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,178,530
3% 6/30/22		29,259,000	28,764,143
3.4% 5/15/25		39,520,000	38,289,466
4.75% 5/15/46		31,335,000	29,688,001
4.8% 6/15/44		15,000,000	14,216,085
6.3% 1/15/38		16,665,000	18,919,675
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30		$ 40,000	$ 50,859
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,013,310
6% 4/1/17		2,432,000	2,584,000
6.15% 9/15/19		6,992,000	7,551,360
Embarq Corp.:
7.082% 6/1/16		8,346,000	8,794,990
7.995% 6/1/36		4,717,000	5,412,758
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		2,175,000	2,300,063
GCI, Inc. 6.875% 4/15/25		3,010,000	3,089,013
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		975,000	1,011,563
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	2,436,750
Level 3 Financing, Inc.:
5.125% 5/1/23 (h)		3,245,000	3,253,113
5.375% 8/15/22		6,925,000	7,080,813
5.375% 5/1/25 (h)		1,080,000	1,074,600
Qtel International Finance Ltd. 5% 10/19/25 (h)		645,000	711,758
Sprint Capital Corp.:
6.875% 11/15/28		19,425,000	17,531,063
8.75% 3/15/32		3,305,000	3,371,100
TDC A/S 3.5% 2/26/3015 (Reg. S) (m)	EUR	1,550,000	1,679,655
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		590,000	625,105
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,942,609
2.625% 2/21/20		21,379,000	21,543,490
4.5% 9/15/20		36,000,000	39,242,016
5.012% 8/21/54		55,038,000	52,049,271
6.25% 4/1/37		2,348,000	2,741,546
6.4% 9/15/33		10,915,000	12,879,700
6.55% 9/15/43		54,849,000	66,320,668
Wind Acquisition Finance SA:
4.75% 7/15/20 (h)		5,030,000	5,067,725
7.375% 4/23/21 (h)		6,110,000	6,369,675
			453,490,377
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,221,890
3.125% 7/16/22		9,218,000	9,258,098
Comcel Trust 6.875% 2/6/24 (h)		560,000	600,600
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.:
6% 4/15/21 (h)		$ 9,220,000	$ 9,104,750
6.75% 3/1/23 (h)		2,795,000	2,774,038
7% 2/15/20 (h)		665,000	689,938
7.125% 4/1/22 (h)		1,885,000	1,833,163
8.25% 9/30/20 (h)		9,040,000	9,374,480
8.25% 9/30/20 (Reg. S)		625,000	648,125
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	850,000	1,401,808
Intelsat Jackson Holdings SA 5.5% 8/1/23		1,490,000	1,368,476
Millicom International Cellular SA:
4.75% 5/22/20 (h)		650,000	645,151
6% 3/15/25 (h)		1,125,000	1,132,065
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,680,000	2,951,345
Sprint Communications, Inc. 9% 11/15/18 (h)		3,890,000	4,458,913
Sprint Corp.:
7.625% 2/15/25		5,395,000	5,292,171
7.875% 9/15/23		9,220,000	9,375,818
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,214,788
6.375% 3/1/25		9,470,000	9,884,313
6.464% 4/28/19		1,520,000	1,570,350
6.5% 1/15/24		1,510,000	1,593,050
6.625% 4/1/23		4,145,000	4,362,613
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	482,400
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	698,913
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		4,060,000	4,156,425
			104,093,681
TOTAL TELECOMMUNICATION SERVICES			557,584,058
UTILITIES - 3.0%
Electric Utilities - 1.6%
Aguila 3 SA 7.875% 1/31/18 (h)		5,845,000	5,874,225
AmerenUE 6.4% 6/15/17		2,491,000	2,755,083
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,223,968
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.: - continued
2.95% 12/15/22		$ 4,935,000	$ 4,896,078
American Transmission Systems, Inc. 5% 9/1/44 (h)		5,276,000	5,637,775
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,302,910
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,935,563
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,775,747
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		29,344,000	34,067,240
6.4% 9/15/20 (h)		25,897,000	30,415,768
Edison International 3.75% 9/15/17		6,674,000	7,035,611
Eversource Energy:
1.45% 5/1/18		3,325,000	3,308,029
2.8% 5/1/23		15,104,000	14,774,657
FirstEnergy Corp.:
2.75% 3/15/18		32,389,000	33,024,051
4.25% 3/15/23		31,243,000	32,119,147
7.375% 11/15/31		24,589,000	30,833,696
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,293,368
Lamar Funding Ltd. 3.958% 5/7/25 (h)		565,000	566,413
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,405,366
3.75% 11/15/20		1,450,000	1,532,038
Monongahela Power Co. 4.1% 4/15/24 (h)		3,982,000	4,247,568
Nevada Power Co. 6.5% 5/15/18		790,000	902,326
NSG Holdings II, LLC 7.75% 12/15/25 (h)		9,722,160	10,645,765
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,106,704
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	836,819
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,075,505
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,258,448
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,107,795
RJS Power Holdings LLC 5.125% 7/15/19 (h)		8,575,000	8,510,688
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,627,718
5.15% 3/15/20		3,761,000	4,222,937
			317,319,006
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	991,491
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co. 5.9% 4/1/17 (h)		$ 442,000	$ 473,050
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,800,878
			5,265,419
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. 9% 11/15/18		8,840,000	9,215,700
Calpine Corp.:
5.375% 1/15/23		1,820,000	1,829,100
5.75% 1/15/25		910,000	915,688
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	19,950,000
7.25% 10/15/21		15,590,000	16,973,613
Dynegy, Inc.:
6.75% 11/1/19 (h)		6,850,000	7,243,875
7.375% 11/1/22 (h)		8,135,000	8,684,113
7.625% 11/1/24 (h)		9,525,000	10,215,563
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		650,000	680,875
NRG Energy, Inc.:
6.25% 7/15/22		5,395,000	5,627,525
6.25% 5/1/24		7,240,000	7,402,900
PPL Energy Supply LLC 6.5% 6/1/25 (h)		1,180,000	1,204,083
TerraForm Power Operating LLC 5.875% 2/1/23 (h)		900,000	929,250
The AES Corp.:
4.875% 5/15/23		3,775,000	3,624,000
7.375% 7/1/21		1,515,000	1,695,853
			96,192,138
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5731% 9/30/66 (m)		35,229,000	32,410,257
7.5% 6/30/66 (m)		10,345,000	10,448,450
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,799,183
2% 11/15/18		12,172,000	12,302,959
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,145,615
5.45% 9/15/20		11,473,000	13,131,296
5.8% 2/1/42		6,336,000	7,626,383
5.95% 6/15/41		11,832,000	14,382,104
6.4% 3/15/18		1,228,000	1,388,155
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.8% 1/15/19		$ 6,774,000	$ 7,876,672
PG&E Corp. 2.4% 3/1/19		1,683,000	1,700,641
Puget Energy, Inc.:
6% 9/1/21		15,565,000	18,178,846
6.5% 12/15/20		5,125,000	6,096,259
Sempra Energy:
2.3% 4/1/17		14,116,000	14,384,896
2.875% 10/1/22		5,760,000	5,713,580
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,984,001
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		3,860,000	3,720,075
			182,289,372
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (m)	GBP	3,500,000	5,749,968
TOTAL UTILITIES			606,815,903
TOTAL NONCONVERTIBLE BONDS (Cost $8,478,105,087)			8,672,403,978
U.S. Government and Government Agency Obligations - 25.6%

U.S. Treasury Inflation-Protected Obligations - 2.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		200,542,000	190,780,499
1.375% 2/15/44		134,219,462	148,709,708
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		165,263,000	162,512,688
0.25% 1/15/25		75,000,000	74,415,315
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			576,418,210
U.S. Treasury Obligations - 22.7%
U.S. Treasury Bonds:
2.5% 2/15/45		6,207,000	5,716,262
3% 5/15/45		551,477,000	564,833,221
4.375% 2/15/38		430,000	546,369
U.S. Treasury Notes:
0.375% 10/31/16		2,590,000	2,587,369
U.S. Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.5% 1/31/17 (k)		$ 14,650,000	$ 14,646,572
0.5% 2/28/17		1,450,000	1,449,320
1% 5/15/18		906,229,000	908,069,434
1% 5/31/18		123,485,000	123,639,356
1.25% 10/31/18		786,376,000	790,123,868
1.375% 6/30/18		3,530,000	3,571,368
1.375% 7/31/18		252,602,000	255,424,070
1.375% 9/30/18		203,561,000	205,548,977
1.375% 4/30/20 (g)		380,244,000	378,342,780
1.5% 12/31/18		62,525,000	63,287,055
1.625% 6/30/19		216,610,000	219,402,320
1.625% 12/31/19		60,000,000	60,553,140
2% 2/15/25 (g)(t)		470,700,000	466,029,715
2.25% 3/31/21		206,915,000	213,251,772
2.25% 7/31/21		146,640,000	150,913,236
2.25% 11/15/24		50,000,000	50,582,050
2.375% 8/15/24		106,723,000	109,232,698
2.5% 5/15/24		3,700,000	3,829,789
TOTAL U.S. TREASURY OBLIGATIONS			4,591,580,741
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,142,425,834)			5,167,998,951
U.S. Government Agency - Mortgage Securities - 13.9%

Fannie Mae - 8.1%
1.75% 10/1/34 (m)		4,081	4,255
1.85% 10/1/33 (m)		3,209	3,339
1.88% 1/1/35 (m)		3,124	3,258
1.88% 1/1/35 (m)		320,485	336,364
1.885% 2/1/33 (m)		2,070	2,156
1.91% 12/1/34 (m)		58,070	60,617
1.91% 3/1/35 (m)		38,440	40,136
1.93% 10/1/33 (m)		20,511	21,411
1.94% 7/1/35 (m)		20,611	21,710
2.045% 1/1/35 (m)		218,070	229,533
2.05% 3/1/35 (m)		5,216	5,393
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
2.053% 6/1/36 (m)		$ 168,523	$ 180,189
2.058% 4/1/37 (m)		121,429	128,869
2.06% 10/1/33 (m)		495,825	526,435
2.094% 5/1/36 (m)		181,719	192,331
2.105% 7/1/34 (m)		35,991	38,152
2.115% 12/1/34 (m)		13,854	14,595
2.14% 9/1/36 (m)		79,625	85,373
2.142% 9/1/36 (m)		102,819	110,242
2.19% 3/1/37 (m)		25,716	27,280
2.22% 5/1/35 (m)		276,434	293,807
2.232% 3/1/33 (m)		109,016	115,102
2.27% 6/1/47 (m)		144,913	155,374
2.271% 3/1/40 (m)		509,557	544,255
2.274% 11/1/36 (m)		109,457	116,610
2.31% 12/1/39 (m)		298,490	319,649
2.318% 7/1/35 (m)		125,862	133,798
2.335% 9/1/35 (m)		129,448	138,793
2.372% 5/1/36 (m)		215,307	230,021
2.376% 2/1/36 (m)		430,289	458,977
2.389% 7/1/37 (m)		192,047	205,911
2.421% 10/1/33 (m)		109,664	117,277
2.432% 6/1/36 (m)		430,810	461,239
2.445% 12/1/35 (m)		306,674	328,812
2.458% 3/1/35 (m)		74,588	79,972
2.5% 5/1/27 to 8/1/43 (t)		75,168,559	76,178,929
2.53% 9/1/37 (m)		31,520	33,795
2.542% 6/1/42 (m)		358,021	371,402
2.585% 7/1/34 (m)		242,015	259,485
2.691% 2/1/42 (m)		2,146,589	2,235,263
2.765% 1/1/42 (m)		2,546,672	2,655,567
2.96% 11/1/40 (m)		208,676	219,429
2.982% 9/1/41 (m)		248,783	261,334
2.992% 8/1/41 (m)		1,361,641	1,417,542
3% 4/1/42 to 9/1/43		136,168,171	138,360,051
3% 6/1/45 (j)		9,900,000	10,026,843
3% 6/1/45 (j)		164,350,000	166,455,718
3% 6/1/45 (j)		41,200,000	41,727,871
3% 6/1/45 (j)		82,500,000	83,557,023
3% 6/1/45 (j)		40,650,000	41,170,824
3% 6/1/45 (j)		18,950,000	19,192,795
3% 6/1/45 (j)		9,900,000	10,026,843
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
3% 6/1/45 (j)		$ 4,600,000	$ 4,658,937
3% 6/1/45 (j)		10,800,000	10,938,374
3% 6/1/45 (j)		22,428,000	22,715,357
3% 6/1/45 (j)		22,172,000	22,456,077
3.059% 10/1/41 (m)		98,762	102,628
3.237% 7/1/41 (m)		396,202	420,144
3.308% 10/1/41 (m)		200,548	211,352
3.357% 9/1/41 (m)		390,119	418,281
3.461% 12/1/40 (m)		18,315,084	19,488,200
3.5% 6/1/30 (j)		3,500,000	3,711,814
3.5% 1/1/34 to 7/1/44		309,421,437	324,618,857
3.5% 6/1/45 (j)		2,900,000	3,028,687
3.5% 6/1/45 (j)		19,300,000	20,156,436
3.5% 6/1/45 (j)		23,000,000	24,020,623
3.5% 7/1/45 (j)		23,000,000	23,953,244
3.5% 7/1/45 (j)		19,300,000	20,099,896
3.5% 7/1/45 (j)		2,900,000	3,020,192
3.554% 7/1/41 (m)		403,256	428,211
4% 9/1/24 to 1/1/45 (t)		218,973,676	235,384,520
4% 6/1/45 (j)		18,100,000	19,324,577
4% 6/1/45 (j)		11,700,000	12,491,578
4.5% 2/1/33 to 2/1/45		141,188,851	154,149,374
4.5% 6/1/45 (j)		9,800,000	10,654,438
5% 3/1/18 to 1/1/40		13,671,135	15,324,507
5.204% 7/1/37 (m)		38,769	41,483
5.5% 12/1/17 to 3/1/41		46,656,771	52,624,532
5.565% 8/1/46 (m)		35,846	38,326
6% 2/1/17 to 1/1/42		22,761,549	26,079,868
6.5% 8/1/15 to 4/1/37		9,103,746	10,541,961
7% 12/1/15 to 7/1/37		1,857,401	2,162,975
7.5% 1/1/16 to 2/1/32		769,823	909,224
8% 12/1/17 to 3/1/37		14,449	17,453
8.5% 9/1/15 to 7/1/31		5,596	6,697
9.5% 4/1/16 to 9/1/21		21,352	23,398
TOTAL FANNIE MAE			1,644,104,170
Freddie Mac - 2.4%
1.5% 8/1/37 (m)		36,638	37,806
1.82% 3/1/35 (m)		110,404	114,771
1.825% 3/1/37 (m)		17,756	18,571
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac - continued
1.852% 1/1/36 (m)		$ 94,724	$ 99,891
1.914% 3/1/36 (m)		194,426	203,702
1.981% 12/1/35 (m)		271,363	286,373
2.022% 2/1/37 (m)		184,637	193,877
2.05% 6/1/37 (m)		30,387	31,957
2.055% 11/1/35 (m)		234,019	248,984
2.095% 8/1/37 (m)		77,885	82,365
2.105% 3/1/36 (m)		224,681	236,670
2.121% 5/1/37 (m)		75,298	80,451
2.182% 6/1/33 (m)		258,470	273,333
2.333% 4/1/37 (m)		94,412	101,227
2.346% 10/1/36 (m)		387,759	414,603
2.351% 10/1/35 (m)		137,337	145,563
2.364% 4/1/36 (m)		243,829	260,711
2.375% 5/1/37 (m)		71,351	76,439
2.385% 6/1/37 (m)		32,094	34,411
2.402% 10/1/42 (m)		3,830,963	4,041,524
2.415% 6/1/37 (m)		278,800	298,926
2.42% 6/1/36 (m)		69,694	74,725
2.442% 6/1/33 (m)		819,258	878,399
2.448% 6/1/37 (m)		58,159	61,888
2.545% 7/1/36 (m)		87,285	93,586
2.548% 3/1/35 (m)		1,205,319	1,292,329
2.595% 4/1/37 (m)		8,560	9,178
2.723% 3/1/33 (m)		6,407	6,870
2.757% 12/1/36 (m)		318,622	341,622
3% 8/1/42 to 7/1/43		44,454,506	45,151,402
3.08% 9/1/41 (m)		2,257,618	2,364,841
3.115% 10/1/35 (m)		198,497	212,826
3.231% 9/1/41 (m)		240,179	252,327
3.242% 4/1/41 (m)		254,289	268,397
3.296% 6/1/41 (m)		286,834	303,828
3.299% 7/1/41 (m)		1,176,156	1,239,106
3.422% 12/1/40 (m)		8,771,966	9,278,898
3.47% 5/1/41 (m)		273,996	289,225
3.5% 4/1/42 to 8/1/43 (l)		153,506,380	160,563,935
3.5% 6/1/45 (j)		100,000	104,234
3.622% 6/1/41 (m)		395,206	419,744
3.705% 5/1/41 (m)		344,447	366,091
4% 6/1/33 to 8/1/44		98,117,797	105,587,474
4.5% 6/1/25 to 8/1/44 (t)		51,019,764	55,846,654
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac - continued
5% 6/1/20 to 7/1/41		$ 41,680,955	$ 46,773,859
5.141% 4/1/38 (m)		330,873	354,035
5.5% 10/1/17 to 3/1/41		16,921,659	19,048,056
6% 7/1/16 to 12/1/37		4,327,100	4,933,808
6.5% 7/1/15 to 9/1/39		6,175,309	7,100,385
7% 6/1/21 to 9/1/36		1,749,699	2,046,085
7.5% 6/1/15 to 6/1/32		33,061	38,702
8% 7/1/16 to 1/1/37		54,450	66,018
8.5% 2/1/19 to 1/1/28		50,627	60,401
9% 5/1/17 to 10/1/20		210	223
9.5% 5/1/21 to 7/1/21		588	647
10% 11/15/18 to 8/1/21		231	254
11% 11/1/15 to 9/1/20		279	287
12.5% 6/1/19		2	2
TOTAL FREDDIE MAC			472,712,496
Ginnie Mae - 3.4%
3% 6/15/42 to 4/15/45		61,138,959	62,681,816
3% 6/1/45 (j)		75,200,000	76,993,738
3.5% 11/15/40 to 5/20/45		116,497,646	122,376,959
3.5% 6/1/45 (j)		37,500,000	39,364,088
3.5% 6/1/45 (j)		44,300,000	46,502,109
3.5% 7/1/45 (j)		37,500,000	39,255,690
4% 5/20/33 to 8/15/43		71,289,576	76,772,866
4% 6/1/45 (j)		15,600,000	16,610,343
4% 6/1/45 (j)		30,100,000	32,049,445
4.39% 6/20/63 (q)		3,551,353	3,896,768
4.5% 6/20/33 to 8/15/41		98,132,119	107,816,291
4.505% 2/20/63 (q)		3,300,731	3,622,103
5% 12/15/32 to 9/15/41		38,946,514	44,016,760
5.5% 4/15/29 to 9/15/39		6,611,064	7,597,579
6% 10/15/30 to 11/15/39		925,417	1,062,234
6.5% 3/20/31 to 10/15/38		487,372	568,394
7% 10/15/22 to 3/15/33		1,613,023	1,905,479
7.5% 1/15/17 to 9/15/31		747,965	879,409
8% 4/15/17 to 11/15/29		256,464	299,249
8.5% 10/15/21 to 1/15/31		42,573	51,262
9% 8/15/19 to 1/15/23		2,568	2,877
9.5% 12/15/20 to 2/15/25		1,051	1,190
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Ginnie Mae - continued
10.5% 3/20/16 to 1/20/18		$ 3,039	$ 3,252
11% 9/20/15 to 9/20/19		1,053	1,196
TOTAL GINNIE MAE			684,331,097
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,776,504,012)			2,801,147,763
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6513% 4/25/35 (m)		664,344	593,572
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8348% 3/25/34 (m)		299,100	287,064
Airspeed Ltd. Series 2007-1A Class C1, 2.6856% 6/15/32 (h)(m)		3,507,326	1,578,297
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,653,403
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.75% 6/17/31 (h)(m)		551,000	543,151
Series 2014-SFR2 Class E, 6.231% 10/17/36 (h)		147,000	160,529
Series 2014-SFR3 Class E, 6.418% 12/17/36 (h)		428,000	473,583
Series 2015-SFR1 Class E, 5.639% 4/17/52 (h)		326,438	341,864
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2238% 12/25/33 (m)		50,595	46,700
Series 2004-R2 Class M3, 1.0063% 4/25/34 (m)		89,819	63,823
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9613% 3/25/34 (m)		47,932	44,834
Series 2004-W11 Class M2, 1.2348% 11/25/34 (m)		561,149	548,092
Series 2004-W7 Class M1, 1.0063% 5/25/34 (m)		1,542,998	1,478,833
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (m)		1,165,334	419,342
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0098% 4/25/34 (m)		1,747,495	1,599,458
Series 2006-HE2 Class M1, 0.5513% 3/25/36 (m)		23,489	1,955
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,586,195
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3213% 12/25/36 (m)		1,802,588	1,196,576
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (h)		131,066	131,111
Asset-Backed Securities - continued
		Principal Amount (e)	Value
CFC LLC: - continued
Series 2013-1A:
Class B, 2.75% 11/15/18 (h)		$ 6,690,000	$ 6,741,038
Series 2013-2A Class A, 1.75% 11/15/17 (h)		2,893,967	2,898,077
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4348% 3/25/32 (MGIC Investment Corp. Insured) (m)		3,192	2,784
Series 2004-3 Class M4, 1.6398% 4/25/34 (m)		73,189	62,301
Series 2004-4 Class M2, 0.9798% 6/25/34 (m)		109,380	99,111
Series 2004-7 Class AF5, 5.868% 1/25/35		3,497,364	3,587,461
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		366,903	358,979
Fannie Mae Series 2004-T5 Class AB3, 1.0669% 5/28/35 (m)		38,916	36,018
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3563% 8/25/34 (m)		290,872	270,588
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0098% 3/25/34 (m)		13,098	12,421
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,111,881
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9163% 1/25/35 (m)		948,695	801,881
Class M4, 1.2013% 1/25/35 (m)		347,133	222,058
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (h)(m)		1,484,017	1,384,507
GE Business Loan Trust:
Series 2003-1 Class A, 0.6156% 4/15/31 (h)(m)		33,878	33,878
Series 2006-2A:
Class A, 0.3656% 11/15/34 (h)(m)		992,591	949,507
Class B, 0.4656% 11/15/34 (h)(m)		358,554	332,388
Class C, 0.5656% 11/15/34 (h)(m)		595,902	506,516
Class D, 0.9356% 11/15/34 (h)(m)		226,283	186,123
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)		196,292	6,521
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5048% 8/25/33 (m)		276,940	260,817
Series 2003-3 Class M1, 1.4748% 8/25/33 (m)		466,218	448,073
Series 2003-5 Class A2, 0.8848% 12/25/33 (m)		32,929	31,403
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (m)		1,522,035	970,103
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (h)(m)		590,000	591,460
Series 2014-SFR1 Class F, 3.9334% 6/17/31 (h)(m)		557,000	560,327
Series 2014-SFR3 Class E, 4.683% 12/17/31 (h)(m)		206,000	212,122
Series 2014-SRF2 Class F, 4.1804% 9/17/31 (h)(m)		335,000	338,290
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Invitation Homes Trust: - continued
Series 2015-SFR2 Class E, 3.328% 6/17/32 (h)(m)		$ 485,000	$ 488,353
Series 2015-SRF1 Class E, 4.3804% 3/17/32 (h)(m)		624,000	642,187
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4813% 7/25/36 (m)		191,058	86,212
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		13,954,953	14,215,398
Class AV4, 0.3113% 11/25/36 (m)		591,166	586,423
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5986% 12/27/29 (m)		166,899	166,315
Series 2006-A Class 2C, 1.4186% 3/27/42 (m)		3,243,000	1,621,500
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3413% 11/25/36 (m)		4,724,049	2,218,093
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6148% 5/25/46 (h)(m)		250,000	236,875
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4848% 5/25/37 (m)		373,989	3,634
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9348% 7/25/34 (m)		121,124	92,372
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1598% 7/25/34 (m)		366,206	333,568
Series 2006-FF1 Class M2, 0.4748% 8/25/36 (m)		13,300,000	12,539,103
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (m)		378,386	357,213
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (m)		1,773,521	1,711,128
Mesa West Capital CDO Ltd. Series 2007-1A Class H, 1.6548% 2/25/47 (h)(m)		250,000	213,125
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (m)		57,368	53,308
Series 2004-NC6 Class M3, 2.3598% 7/25/34 (m)		16,882	14,475
Series 2004-NC8 Class M6, 2.0563% 9/25/34 (m)		19,239	17,030
Series 2005-NC1 Class M1, 0.8448% 1/25/35 (m)		321,900	301,538
Series 2005-NC2 Class B1, 1.9363% 3/25/35 (m)		243,844	5,331
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6948% 9/25/35 (m)		1,426,957	1,251,386
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (m)		532,896	501,577
Class M4, 2.3598% 9/25/34 (m)		683,353	320,288
Series 2005-WCH1 Class M4, 1.4298% 1/25/36 (m)		1,475,804	1,318,385
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1348% 9/25/46 (h)(m)		250,000	63,125
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9848% 4/25/33 (m)		$ 5,108	$ 4,783
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,093,684
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9688% 3/25/35 (m)		845,547	775,389
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2206% 6/15/33 (m)		726,754	704,297
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (h)		12,585,729	12,652,741
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (h)		1,937,374	1,936,173
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9098% 9/25/34 (m)		44,069	38,741
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (m)		28,819	25,054
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8308% 4/6/42 (h)(m)		2,683,017	1,448,829
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (h)		852,817	849,678
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (h)		8,412,018	8,444,305
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (h)		12,482,525	12,500,101
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (h)(m)		1,789,540	1,786,358
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.601% 11/21/40 (h)(m)		234,026	229,931
Class D, 1.131% 11/21/40 (h)(m)		305,000	246,440
TOTAL ASSET-BACKED SECURITIES (Cost $158,163,155)			168,859,461
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 0.8%
Banc of America Funding Corp.:
sequential payer Series 2010-R4 Class 6A1, 0.3209% 1/26/37 (h)(m)		45,209	45,033
Series 2015-R3 Class 10A1, 0.311% 6/27/36 (h)(m)		21,684,025	20,790,645
BCAP LLC Trust sequential payer Series 2013-RR3 Class 2A1, 2.294% 2/26/37 (h)(m)		6,796,526	6,756,570
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7448% 1/25/35 (m)		1,166,265	1,134,782
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (h)		$ 8,994,767	$ 8,839,616
Series 2014-8 Class 2A1, 3.45% 6/27/37 (h)(m)		14,112,431	14,275,224
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.0097% 10/26/37 (h)(m)		956,662	935,372
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 5.4496% 6/25/33 (m)		87,112	732
CSMC:
floater Series 2015-1R Class 6A1, 0.4613% 5/27/37 (h)(m)		14,161,713	13,137,267
Series 2014-3R Class 2A1, 0.8738% 5/27/37 (h)(m)		2,192,761	2,068,031
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.551% 10/25/34 (m)		613,077	614,956
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5325% 12/25/46 (h)(m)		910,000	1,013,237
Series 2010-K7 Class B, 5.6242% 4/25/20 (h)(m)		1,000,000	1,126,524
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		3,952	487
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.284% 12/20/54 (m)		205,017	201,388
Series 2006-1A Class C2, 1.384% 12/20/54 (h)(m)		6,523,000	6,419,284
Series 2006-2 Class C1, 1.124% 12/20/54 (m)		21,543,000	21,116,449
Series 2006-3 Class C2, 1.184% 12/20/54 (m)		1,124,000	1,103,094
Series 2006-4:
Class C1, 0.944% 12/20/54 (m)		2,767,000	2,697,272
Class M1, 0.524% 12/20/54 (m)		1,190,000	1,157,275
Series 2007-1:
Class 1C1, 0.784% 12/20/54 (m)		2,234,000	2,158,491
Class 1M1, 0.484% 12/20/54 (m)		1,493,000	1,446,717
Class 2C1, 1.044% 12/20/54 (m)		1,015,000	993,990
Class 2M1, 0.684% 12/20/54 (m)		1,917,000	1,876,168
Series 2007-2 Class 2C1, 1.0434% 12/17/54 (m)		2,654,000	2,598,797
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7251% 1/20/44 (m)		430,241	430,420
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.007% 3/25/37 (m)		1,040,604	1,008,258
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4683% 8/25/36 (m)		1,337,735	1,143,651
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3948% 5/25/47 (m)		1,374,486	1,287,580
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (m)		3,586,316	3,270,785
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		$ 124,327	$ 128,029
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (h)		9,382,578	9,396,724
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4748% 7/25/35 (m)		1,143,850	1,078,892
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.531% 6/10/35 (h)(m)		437,691	398,544
Class B6, 3.031% 6/10/35 (h)(m)		97,589	90,097
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (m)		23,987	23,524
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (m)		201,882	201,699
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.619% 1/25/35 (m)		3,354,804	3,399,537
Series 2005-AR10 Class 2A15, 2.629% 6/25/35 (m)		16,769,279	17,042,585
Series 2005-AR2 Class 1A2, 2.6164% 3/25/35 (m)		2,018,049	1,865,044
TOTAL PRIVATE SPONSOR			153,272,770
U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9848% 2/25/32 (m)		36,690	37,262
Series 2002-39 Class FD, 1.1834% 3/18/32 (m)		58,377	59,626
Series 2002-60 Class FV, 1.1848% 4/25/32 (m)		75,643	77,433
Series 2002-63 Class FN, 1.1848% 10/25/32 (m)		105,087	107,513
Series 2002-7 Class FC, 0.9348% 1/25/32 (m)		38,855	39,717
Series 2002-94 Class FB, 0.5848% 1/25/18 (m)		56,697	56,872
Series 2003-118 Class S, 7.9153% 12/25/33 (m)(n)(p)		1,238,253	291,133
Series 2006-104 Class GI, 6.4953% 11/25/36 (m)(n)(p)		890,811	205,297
Series 2006-33 Class CF, 0.4848% 5/25/36 (m)		771,667	773,361
Series 2007-57 Class FA, 0.4148% 6/25/37 (m)		954,198	954,354
Series 2008-76 Class EF, 0.6848% 9/25/23 (m)		528,073	529,859
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		57,997	63,846
Series 1993-207 Class H, 6.5% 11/25/23		712,668	800,654
Series 1994-23 Class PZ, 6% 2/25/24		1,941,285	2,150,865
Series 1996-28 Class PK, 6.5% 7/25/25		231,644	260,319
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29		$ 615,466	$ 677,428
Series 1999-32 Class PL, 6% 7/25/29		530,745	585,654
Series 1999-33 Class PK, 6% 7/25/29		330,334	365,291
Series 2001-52 Class YZ, 6.5% 10/25/31		40,843	46,341
Series 2002-9 Class PC, 6% 3/25/17		33,943	35,067
Series 2003-28 Class KG, 5.5% 4/25/23		422,593	463,417
Series 2004-21 Class QE, 4.5% 11/25/32		76,413	78,578
Series 2005-102 Class CO, 11/25/35 (o)		336,901	309,614
Series 2005-73 Class SA, 17.0697% 8/25/35 (m)(p)		155,553	196,270
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	500,868
Series 2006-105 Class MD, 5.5% 6/25/35		475,449	485,980
Series 2006-12 Class BO, 10/25/35 (o)		1,425,671	1,394,669
Series 2006-37 Class OW, 5/25/36 (o)		176,926	158,496
Series 2006-45 Class OP, 6/25/36 (o)		445,257	396,109
Series 2006-62 Class KP, 4/25/36 (o)		613,819	544,739
Series 2011-117 Class PF, 0.5348% 7/25/39 (m)		2,917,642	2,932,238
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		124,064	145,739
Series 1999-25 Class Z, 6% 6/25/29		478,709	543,316
Series 2001-20 Class Z, 6% 5/25/31		616,218	680,100
Series 2001-31 Class ZC, 6.5% 7/25/31		336,494	389,548
Series 2002-16 Class ZD, 6.5% 4/25/32		168,247	196,099
Series 2002-74 Class SV, 7.3653% 11/25/32 (m)(n)		747,757	138,130
Series 2002-79 Class Z, 5.5% 11/25/22		865,313	977,495
Series 2010-50 Class FA, 0.5348% 1/25/24 (m)		34,661	34,663
Series 2012-67 Class AI, 4.5% 7/25/27 (n)		4,483,754	603,359
Series 06-116 Class SG, 6.4553% 12/25/36 (m)(n)(p)		607,761	115,426
Series 07-40 Class SE, 6.2553% 5/25/37 (m)(n)(p)		376,732	60,234
Series 1993-165 Class SH, 19.2772% 9/25/23 (m)(p)		28,424	38,485
Series 2003-21 Class SK, 7.9153% 3/25/33 (m)(n)(p)		108,496	29,500
Series 2003-35 Class TQ, 7.3153% 5/25/18 (m)(n)(p)		57,158	3,963
Series 2005-72 Class ZC, 5.5% 8/25/35		3,581,309	4,050,336
Series 2007-57 Class SA, 39.5115% 6/25/37 (m)(p)		285,642	571,097
Series 2007-66:
Class FB, 0.5848% 7/25/37 (m)		1,137,109	1,145,109
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-66:
Class SA, 38.4915% 7/25/37 (m)(p)		$ 432,304	$ 833,362
Class SB, 38.4915% 7/25/37 (m)(p)		189,518	359,204
Series 2008-12 Class SG, 6.1653% 3/25/38 (m)(n)(p)		2,608,624	476,091
Series 2009-114 Class AI, 5% 12/25/23 (n)		528,299	23,794
Series 2009-16 Class SA, 6.0653% 3/25/24 (m)(n)(p)		335,857	13,769
Series 2009-76 Class MI, 5.5% 9/25/24 (n)		259,352	13,462
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		271,904	22,138
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		414,312	32,827
Series 2010-112 Class SG, 6.1753% 6/25/21 (m)(n)(p)		374,300	28,473
Series 2010-12 Class AI, 5% 12/25/18 (n)		1,069,131	59,615
Series 2010-135 Class LS, 5.8653% 12/25/40 (m)(n)(p)		2,321,967	406,805
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,303,449	326,830
Series 2010-17 Class DI, 4.5% 6/25/21 (n)		276,757	16,573
Series 2010-23:
Class AI, 5% 12/25/18 (n)		456,728	24,029
Class HI, 4.5% 10/25/18 (n)		306,635	15,691
Series 2010-29 Class LI, 4.5% 6/25/19 (n)		969,494	46,790
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		883,323	66,200
Series 2011-39 Class ZA, 6% 11/25/32		1,562,610	1,758,907
Series 2011-67 Class AI, 4% 7/25/26 (n)		718,465	78,909
Series 2011-83 Class DI, 6% 9/25/26 (n)		1,170,706	161,397
Series 2013-N1 Class A, 6.5353% 6/25/35 (m)(n)(p)		1,821,583	393,759
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (n)		166,994	9,162
Class 5, 5.5% 7/25/33 (n)		349,800	70,334
Series 343 Class 16, 5.5% 5/25/34 (n)		282,914	54,502
Series 348 Class 14, 6.5% 8/25/34 (m)(n)		198,418	44,076
Series 351:
Class 12, 5.5% 4/25/34 (m)(n)		138,870	27,046
Class 13, 6% 3/25/34 (n)		185,009	37,682
Series 359 Class 19, 6% 7/25/35 (m)(n)		131,401	27,787
Series 384 Class 6, 5% 7/25/37 (n)		1,691,304	330,848
Freddie Mac:
floater:
Series 2412 Class FK, 0.9815% 1/15/32 (m)		29,486	29,935
Series 2423 Class FA, 1.0815% 3/15/32 (m)		42,331	43,164
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 2424 Class FM, 1.1815% 3/15/32 (m)		$ 54,457	$ 55,733
Series 2432:
Class FE, 1.0815% 6/15/31 (m)		73,542	75,014
Class FG, 1.0815% 3/15/32 (m)		25,306	25,794
floater planned amortization class Series 3153 Class FX, 0.5315% 5/15/36 (m)		1,561,298	1,566,550
floater target amortization class Series 3366 Class FD, 0.4315% 5/15/37 (m)		1,778,133	1,777,061
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (o)		1,157,473	1,087,535
Series 2095 Class PE, 6% 11/15/28		652,298	722,223
Series 2101 Class PD, 6% 11/15/28		62,173	68,501
Series 2121 Class MG, 6% 2/15/29		271,687	299,801
Series 2131 Class BG, 6% 3/15/29		1,801,603	1,993,495
Series 2137 Class PG, 6% 3/15/29		293,767	324,374
Series 2154 Class PT, 6% 5/15/29		442,011	487,547
Series 2162 Class PH, 6% 6/15/29		113,570	124,883
Series 2425 Class JH, 6% 3/15/17		53,774	55,695
Series 2520 Class BE, 6% 11/15/32		626,576	692,642
Series 2585 Class KS, 7.4185% 3/15/23 (m)(n)(p)		44,353	6,740
Series 2693 Class MD, 5.5% 10/15/33		7,089,125	8,043,526
Series 2802 Class OB, 6% 5/15/34		1,283,073	1,438,724
Series 2937 Class KC, 4.5% 2/15/20		1,707,295	1,793,068
Series 2962 Class BE, 4.5% 4/15/20		1,695,873	1,791,608
Series 3002 Class NE, 5% 7/15/35		1,763,898	1,952,124
Series 3110 Class OP, 9/15/35 (o)		827,073	796,324
Series 3119 Class PO, 2/15/36 (o)		1,266,917	1,110,967
Series 3121 Class KO, 3/15/36 (o)		264,299	235,267
Series 3123 Class LO, 3/15/36 (o)		759,888	674,726
Series 3145 Class GO, 4/15/36 (o)		722,042	665,356
Series 3189 Class PD, 6% 7/15/36		1,514,483	1,748,518
Series 3225 Class EO, 10/15/36 (o)		474,072	421,666
Series 3258 Class PM, 5.5% 12/15/36		743,256	839,991
Series 3415 Class PC, 5% 12/15/37		696,679	754,614
Series 3786 Class HI, 4% 3/15/38 (n)		2,039,060	242,413
Series 3806 Class UP, 4.5% 2/15/41		3,890,499	4,231,794
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,727,450
sequential payer:
Series 2135 Class JE, 6% 3/15/29		125,263	138,159
Series 2274 Class ZM, 6.5% 1/15/31		138,620	160,348
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2281 Class ZB, 6% 3/15/30		$ 355,960	$ 391,012
Series 2303 Class ZV, 6% 4/15/31		147,752	163,652
Series 2357 Class ZB, 6.5% 9/15/31		1,047,268	1,220,621
Series 2502 Class ZC, 6% 9/15/32		320,552	356,460
Series 2519 Class ZD, 5.5% 11/15/32		579,973	634,216
Series 2546 Class MJ, 5.5% 3/15/23		271,441	291,830
Series 2601 Class TB, 5.5% 4/15/23		127,824	143,766
Series 2998 Class LY, 5.5% 7/15/25		327,301	361,515
Series 4302 Class DA, 3% 7/15/39		9,980,040	10,400,879
Series 06-3115 Class SM, 6.4185% 2/15/36 (m)(n)(p)		500,321	83,097
Series 2013-4281 Class AI, 4% 12/15/28 (n)		7,858,030	915,831
Series 2844:
Class SC, 45.5936% 8/15/24 (m)(p)		17,341	30,446
Class SD, 84.0372% 8/15/24 (m)(p)		25,512	62,271
Series 2935 Class ZK, 5.5% 2/15/35		4,784,257	5,497,653
Series 2947 Class XZ, 6% 3/15/35		1,765,830	1,999,203
Series 3055 Class CS, 6.4085% 10/15/35 (m)(n)		720,744	138,494
Series 3244 Class SG, 6.4785% 11/15/36 (m)(n)(p)		1,624,728	306,037
Series 3274 Class SM, 6.2485% 2/15/37 (m)(n)		832,595	116,240
Series 3284 Class CI, 5.9385% 3/15/37 (m)(n)		3,867,603	691,055
Series 3287 Class SD, 6.5685% 3/15/37 (m)(n)(p)		2,520,529	582,197
Series 3297 Class BI, 6.5785% 4/15/37 (m)(n)(p)		3,648,378	730,057
Series 3336 Class LI, 6.3985% 6/15/37 (m)(n)		1,396,983	217,082
Series 3772 Class BI, 4.5% 10/15/18 (n)		1,122,514	58,809
Series 3949 Class MK, 4.5% 10/15/34		1,261,998	1,374,039
Series 3955 Class YI, 3% 11/15/21 (n)		4,425,535	266,795
Series 4181 Class LA, 3% 3/15/37		3,576,885	3,717,761
Series 4471 Class PA 4% 12/15/40		17,699,740	18,894,472
target amortization class Series 2156 Class TC, 6.25% 5/15/29		375,133	413,437
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0815% 2/15/24 (m)		151,030	153,008
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		287,238	317,026
Series 2056 Class Z, 6% 5/15/28		508,466	561,300
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5075% 6/16/37 (m)(n)(p)		700,672	114,521
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H03 Class FA, 0.7315% 3/20/60 (m)(q)		$ 7,405,702	$ 7,425,335
Series 2010-H17 Class FA, 0.5115% 7/20/60 (m)(q)		813,621	809,966
Series 2010-H18 Class AF, 0.4776% 9/20/60 (m)(q)		953,642	947,949
Series 2010-H19 Class FG, 0.4776% 8/20/60 (m)(q)		1,159,613	1,152,791
Series 2010-H27 Series FA, 0.5576% 12/20/60 (m)(q)		1,929,730	1,926,313
Series 2011-H05 Class FA, 0.6776% 12/20/60 (m)(q)		3,113,986	3,119,909
Series 2011-H07 Class FA, 0.6776% 2/20/61 (m)(q)		5,856,211	5,866,319
Series 2011-H12 Class FA, 0.6676% 2/20/61 (m)(q)		7,931,843	7,943,035
Series 2011-H13 Class FA, 0.6776% 4/20/61 (m)(q)		3,023,378	3,029,035
Series 2011-H14:
Class FB, 0.6776% 5/20/61 (m)(q)		3,479,258	3,486,746
Class FC, 0.6776% 5/20/61 (m)(q)		3,206,408	3,212,831
Series 2011-H17 Class FA, 0.7076% 6/20/61 (m)(q)		4,245,617	4,257,581
Series 2011-H21 Class FA, 0.7776% 10/20/61 (m)(q)		8,163,918	8,209,774
Series 2012-H01 Class FA, 0.8776% 11/20/61 (m)(q)		3,969,596	4,008,625
Series 2012-H03 Class FA, 0.8776% 1/20/62 (m)(q)		2,483,044	2,507,388
Series 2012-H06 Class FA, 0.8076% 1/20/62 (m)(q)		3,855,853	3,882,644
Series 2012-H07 Class FA, 0.8076% 3/20/62 (m)(q)		2,273,911	2,293,724
Series 2012-H23 Class WA, 0.6976% 10/20/62 (m)(q)		2,011,245	2,017,371
Series 2012-H26, Class CA, 0.7076% 7/20/60 (m)(q)		8,718,265	8,759,084
Series 2013-H07 Class BA, 0.5376% 3/20/63 (m)(q)		3,132,914	3,113,468
Series 2014-H03 Class FA, 0.7776% 1/20/64 (m)(q)		3,639,950	3,663,005
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2014-H05 Class FB, 0.7776% 12/20/63 (m)(q)		$ 8,852,194	$ 8,912,468
Series 2014-H11 Class BA, 0.6776% 6/20/64 (m)(q)		14,658,534	14,690,695
Series 2014-H20 Class BF, 0.6776% 9/20/64 (m)(q)		46,560,568	46,567,086
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		612,214	702,998
Series 1997-8 Class PE, 7.5% 5/16/27		253,395	300,702
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,576,040	237,528
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,496,250	2,804,143
Series 2004-32 Class GS, 6.3167% 5/16/34 (m)(n)(p)		365,783	79,631
Series 2004-73 Class AL, 7.0167% 8/17/34 (m)(n)(p)		437,488	95,411
Series 2007-35 Class SC, 39.105% 6/16/37 (m)(p)		30,908	59,365
Series 2010-H10 Class FA, 0.5115% 5/20/60 (m)(q)		2,539,968	2,527,928
Series 2012-76 Class GS, 6.5175% 6/16/42 (m)(n)(p)		1,512,454	320,808
Series 2012-97 Class JS, 6.0675% 8/16/42 (m)(n)(p)		4,809,649	848,134
Series 2013-124:
Class ES, 8.4213% 4/20/39 (m)(p)		4,142,567	4,790,870
Class ST, 8.5547% 8/20/39 (m)(p)		7,781,810	8,989,726
Series 2013-160 Class MS, 6.016% 9/20/32 (m)(n)(p)		6,429,733	1,220,662
Series 2015-H13 Class FL, 0.3% 3/20/65 (j)(m)(q)		27,180,000	27,180,000
TOTAL U.S. GOVERNMENT AGENCY			323,430,691
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $442,001,696)			476,703,461
Commercial Mortgage Securities - 6.6%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	205,421
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,469
Series 1997-D5 Class PS1, 1.5708% 2/14/43 (m)(n)		495,728	7,517
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (h)(m)		$ 1,500,000	$ 1,501,609
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (m)		530,000	536,723
Series 2006-2:
Class A4, 5.9166% 5/10/45 (m)		21,565,600	22,066,418
Class AAB, 5.8986% 5/10/45 (m)		56,050	56,057
Series 2006-3 Class A4, 5.889% 7/10/44		51,779,041	53,521,199
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,048,319
Series 2006-5 Class A2, 5.317% 9/10/47		480,364	480,392
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,847,833
Series 2006-4 Class A1A, 5.617% 7/10/46 (m)		26,357,181	27,427,177
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	185,439
Series 2005-1 Class CJ, 5.4601% 11/10/42 (m)		178,193	178,041
Series 2005-5 Class D, 5.4275% 10/10/45 (m)		1,180,000	1,185,217
Series 2005-6 Class AJ, 5.331% 9/10/47 (m)		300,000	304,741
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	164,887
Series 2007-2 Class A4, 5.7822% 4/10/49 (m)		8,292,000	8,727,272
Series 2007-3:
Class A3, 5.7354% 6/10/49 (m)		2,259,587	2,258,378
Class A4, 5.7354% 6/10/49 (m)		22,466,000	23,815,622
Series 2008-1 Class D, 6.4732% 2/10/51 (h)(m)		125,000	107,246
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,777,200	7,169,004
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4598% 12/25/33 (h)(m)		35,088	31,574
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (h)(m)		811,412	721,060
Class B1, 1.5848% 1/25/36 (h)(m)		33,717	20,078
Class M1, 0.6348% 1/25/36 (h)(m)		261,746	210,133
Class M2, 0.6548% 1/25/36 (h)(m)		78,524	61,344
Class M3, 0.6848% 1/25/36 (h)(m)		114,678	85,497
Class M4, 0.7948% 1/25/36 (h)(m)		63,423	46,172
Class M5, 0.8348% 1/25/36 (h)(m)		63,423	45,609
Class M6, 0.8848% 1/25/36 (h)(m)		67,362	44,109
Series 2006-3A Class M4, 0.6148% 10/25/36 (h)(m)		41,735	4,410
Series 2007-1 Class A2, 0.4548% 3/25/37 (h)(m)		552,936	465,134
Series 2007-2A:
Class A1, 0.4548% 7/25/37 (h)(m)		566,736	495,138
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A2, 0.5048% 7/25/37 (h)(m)		$ 529,538	$ 447,979
Class M1, 0.5548% 7/25/37 (h)(m)		185,944	139,680
Class M2, 0.5948% 7/25/37 (h)(m)		101,607	65,339
Class M3, 0.6748% 7/25/37 (h)(m)		78,026	31,127
Series 2007-3:
Class A2, 0.4748% 7/25/37 (h)(m)		510,441	426,427
Class M1, 0.4948% 7/25/37 (h)(m)		110,863	84,165
Class M2, 0.5248% 7/25/37 (h)(m)		118,825	79,415
Class M3, 0.5548% 7/25/37 (h)(m)		187,239	75,626
Class M4, 0.6848% 7/25/37 (h)(m)		293,993	84,646
Class M5, 0.7848% 7/25/37 (h)(m)		140,819	23,597
Series 2007-4A Class M1, 1.1313% 9/25/37 (h)(m)		216,166	44,167
Series 2006-3A, Class IO, 10/25/36 (h)(m)(n)		5,425,680	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(m)(n)		5,085,539	63,077
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.5975% 3/11/39 (m)		450,000	458,452
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	631,697
Series 2006-T22 Class AJ, 5.7581% 4/12/38 (m)		400,000	413,568
Series 2007-PW16 Class A4, 5.8965% 6/11/40 (m)		1,112,000	1,193,145
Series 1999-C1 Class I, 5.64% 2/14/31 (h)		114,534	113,608
Series 2006-T22:
Class A4, 5.7581% 4/12/38 (m)		206,498	210,683
Class B, 5.7581% 4/12/38 (h)(m)		200,000	209,976
Series 2007-PW18 Class X2, 0.4438% 6/11/50 (h)(m)(n)		87,557,706	194,641
Series 2007-T28 Class X2, 0.3068% 9/11/42 (h)(m)(n)		54,532,420	40,627
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		551,842	608,871
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2196% 8/15/29 (h)(m)		496,000	472,257
Series 2014-CLMZ Class M, 5.9135% 8/15/29 (h)(m)		1,288,000	1,283,819
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9356% 8/15/26 (h)(m)		700,000	699,999
BWAY Mortgage Trust Series 2015-1740 Class E, 4.028% 1/13/35 (h)		1,000,000	985,769
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
C-BASS Trust floater Series 2006-SC1 Class A, 0.4513% 5/25/36 (h)(m)		$ 340,406	$ 322,972
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.186% 11/15/19 (h)(m)		680,000	681,285
Class F, 2.7697% 11/15/19 (h)(m)		119,000	110,355
Series 2014-CMZA Class MZA, 6.1625% 11/15/19 (h)(m)		1,537,000	1,545,588
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.8949% 11/15/29 (h)		1,000,000	1,006,507
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.5745% 12/15/27 (h)(m)		19,500,000	19,536,660
Class DPA, 3.1745% 12/15/27 (h)(m)		6,164,000	6,176,698
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7535% 12/15/47 (h)(m)		750,000	871,982
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6746% 6/15/31 (h)(m)		511,000	490,273
Class YTC3, 2.6746% 6/15/31 (h)(m)		184,000	173,704
Series 2014-FL1, 2.6746% 6/15/31 (h)(m)		511,000	497,223
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.912% 4/10/28 (h)(m)		902,000	874,708
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	850,401
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	401,993
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2757% 9/10/46 (h)(m)		1,010,000	1,023,016
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		8,402,721	8,732,226
Series 2007-CD4:
Class A3, 5.293% 12/11/49		172,969	174,263
Class A4, 5.322% 12/11/49		31,258,000	32,705,495
Series 2005-CD1 Class AJ, 5.3959% 7/15/44 (m)		500,000	505,263
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(m)	CAD	138,000	109,709
Class G, 5.01% 5/15/44 (h)(m)	CAD	30,000	23,366
Class H, 5.01% 5/15/44 (h)(m)	CAD	20,000	15,175
Class J, 5.01% 5/15/44 (h)(m)	CAD	20,000	14,518
Class K, 5.01% 5/15/44 (h)(m)	CAD	10,000	7,102
Class L, 5.01% 5/15/44 (h)(m)	CAD	36,000	24,477
Class M, 5.01% 5/15/44 (h)(m)	CAD	165,000	105,189
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)		$ 2,125,000	$ 2,076,930
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.33% 8/13/27 (h)(m)		735,000	735,232
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		1,410,000	1,144,474
Series 2012-CR5 Class D, 4.48% 12/10/45 (h)(m)		740,000	757,973
Series 2013-CR10:
Class C, 4.9531% 8/10/46 (h)(m)		270,000	289,780
Class D, 4.9531% 8/10/46 (h)(m)		790,000	783,299
Series 2013-CR12 Class D, 5.2544% 10/10/46 (h)(m)		1,176,000	1,186,981
Series 2013-CR9:
Class C, 4.4005% 7/10/45 (h)(m)		525,000	545,570
Class D, 4.4005% 7/10/45 (h)(m)		756,000	719,956
Series 2013-LC6 Class D, 4.43% 1/10/46 (h)(m)		1,109,000	1,063,544
Series 2014-CR15 Class D, 4.9188% 2/10/47 (h)(m)		258,000	256,476
Series 2014-CR17 Class D, 4.9595% 5/10/47 (h)(m)		567,000	552,483
Series 2014-UBS2 Class D, 5.1827% 3/10/47 (h)(m)		844,000	827,918
Series 2015-3BP Class F, 3.3463% 2/10/35 (h)(m)		1,000,000	895,605
Series 2015-CR23 Class CME, 3.807% 5/10/48 (h)		483,000	441,133
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0356% 4/15/17 (h)(m)		126,140	126,167
sequential payer Series 2006-C7 Class A1A, 5.9288% 6/10/46 (m)		2,960,762	3,060,519
Series 2005-LP5 Class F, 5.3994% 5/10/43 (h)(m)		1,290,000	1,312,121
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		1,534,948	1,479,221
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		302,000	330,588
Class H, 6% 11/17/32		599,021	636,637
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.3816% 6/10/44 (m)		905,000	907,367
Series 2005-C6 Class AJ, 5.209% 6/10/44 (m)		1,260,000	1,267,590
Series 2012-CR1:
Class C, 5.538% 5/15/45 (m)		850,000	949,298
Class D, 5.538% 5/15/45 (h)(m)		1,510,000	1,582,787
Series 2012-CR2:
Class E, 5.0192% 8/15/45 (h)(m)		1,727,000	1,769,065
Class F, 4.25% 8/15/45 (h)		1,418,000	1,248,935
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-LC4:
Class C, 5.8207% 12/10/44 (m)		$ 260,000	$ 294,228
Class D, 5.8207% 12/10/44 (h)(m)		870,000	937,992
Series 2014-CR2 Class G, 4.25% 8/15/45 (h)		403,000	310,547
Core Industrial Trust:
Series 2015-CALW Class G, 3.85% 2/10/34 (h)(m)		544,000	513,604
Series 2015-WEST Class F, 4.226% 2/10/37 (h)		731,000	671,793
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		27,691	27,741
Series 2007-C3 Class A4, 5.8901% 6/15/39 (m)		16,794,693	17,895,955
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)		1,722,000	1,838,263
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,305,824	1,399,358
Class H, 6% 5/17/40 (h)		90,316	75,900
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		672,765	691,402
Class G, 6.75% 11/15/30 (h)		180,000	193,441
Series 2001-CKN5 Class AX, 9/15/34 (h)(m)(n)		4,247	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(m)		143,516	144,436
CSMC Series 2015-TOWN:
Class B, 2.0815% 3/15/17 (h)(m)		3,043,000	3,045,051
Class C, 2.4315% 3/15/17 (h)(m)		2,964,000	2,965,992
Class D, 3.3815% 3/15/17 (h)(m)		4,485,000	4,488,000
Class E, 4.3315% 3/15/17 (h)(m)		20,318,000	20,357,011
CSMC Trust floater Series 2015-DEAL:
Class E, 4.181% 4/15/29 (h)(m)		474,000	474,012
Class F, 4.936% 4/15/29 (h)(m)		1,453,000	1,453,001
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (h)(m)		500,000	479,327
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7305% 11/10/46 (h)(m)		500,000	555,872
Class E, 5.7305% 11/10/46 (h)(m)		870,000	946,657
Class F, 5.7305% 11/10/46 (h)(m)		1,560,000	1,530,794
Class G, 4.652% 11/10/46 (h)		1,654,000	1,464,194
Class XB, 0.3198% 11/10/46 (h)(m)(n)		20,920,000	319,804
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		1,000,000	1,027,106
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(m)		$ 265,016	$ 265,872
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5313% 4/25/19 (m)		1,301,917	1,295,516
pass-thru certificates:
Series K011 Class X3, 2.6623% 12/25/43 (m)(n)		1,640,000	210,911
Series K012 Class X3, 2.365% 1/25/41 (m)(n)		1,800,000	205,654
Series K013 Class X3, 2.9023% 1/25/43 (m)(n)		820,000	116,050
sequential payer:
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,387,350
Series K034 Class A2, 3.531% 7/25/23		17,648,185	19,042,692
Series K042 Class A1, 2.267% 6/25/24		8,699,593	8,802,624
Series K716 Class A2, 3.13% 6/25/21		3,482,713	3,692,452
Series KAIV Class X2, 3.6147% 6/25/46 (m)(n)		420,000	77,629
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K718 Class A2, 2.791% 1/25/22		15,400,000	15,979,208
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3608% 9/25/45 (h)(m)		1,290,000	1,443,796
Series 2011-K10 Class B, 4.7757% 11/25/49 (h)(m)		240,000	262,104
Series 2011-K11 Class B, 4.5702% 12/25/48 (h)(m)		750,000	810,899
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (h)		18,910,000	19,308,863
Class CFX, 3.3822% 12/15/19 (h)		14,152,000	14,212,705
Class DFX, 3.3822% 12/15/19 (h)		11,994,000	11,931,317
Class EFX, 3.3822% 12/15/19 (h)		1,500,000	1,430,735
Class FFX, 3.3822% 12/15/19 (h)		383,000	360,107
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (m)		87,045	87,268
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	44,163,344
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	370,985
Series 1997-C2 Class G, 6.75% 4/15/29 (m)		232,826	247,837
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	679,087
Series 1999-C3 Class K, 6.974% 8/15/36 (h)		3,742	3,690
GP Portfolio Trust Series 2014-GPP:
Class D, 2.926% 2/15/27 (h)(m)		291,000	290,178
Class E, 4.026% 2/15/27 (h)(m)		142,000	141,463
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		16,612,056	17,530,520
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7 Class A4, 6.0136% 7/10/38 (m)		$ 46,338,899	$ 47,740,836
GS Mortgage Securities Corp. II:
Series 2006-GG6 Class A4, 5.553% 4/10/38 (m)		9,252,000	9,329,199
Series 2010-C1:
Class D, 6.1797% 8/10/43 (h)(m)		1,255,000	1,378,315
Class E, 4% 8/10/43 (h)		1,240,000	1,140,676
Class F, 4% 8/10/43 (h)		894,000	768,900
Class X, 1.6265% 8/10/43 (h)(m)(n)		5,329,390	317,259
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1815% 7/15/31 (h)(m)		750,000	750,323
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		11,280,382	11,755,591
Series 2010-C2:
Class D, 5.396% 12/10/43 (h)(m)		720,000	761,306
Class XA, 0.8237% 12/10/43 (h)(m)(n)		5,334,646	34,926
Series 2011-GC5:
Class C, 5.4751% 8/10/44 (h)(m)		1,050,000	1,170,647
Class D, 5.4751% 8/10/44 (h)(m)		480,000	509,246
Class E, 5.4751% 8/10/44 (h)(m)		210,000	212,435
Class F, 4.5% 8/10/44 (h)		1,020,000	839,863
Series 2012-GC6:
Class D, 5.8244% 1/10/45 (h)(m)		861,000	921,265
Class E, 5% 1/10/45 (h)(m)		412,000	388,514
Series 2012-GC6I Class F, 5% 1/10/45 (m)		390,000	319,771
Series 2012-GCJ7:
Class C, 5.9068% 5/10/45 (m)		630,000	713,472
Class D, 5.9068% 5/10/45 (h)(m)		1,054,000	1,119,994
Class E, 5% 5/10/45 (h)		1,311,000	1,225,992
Class F, 5% 5/10/45 (h)		2,079,000	1,695,277
Series 2012-GCJ9:
Class D, 5.0156% 11/10/45 (h)(m)		1,170,000	1,182,861
Class E, 5.0156% 11/10/45 (h)(m)		1,290,000	1,189,861
Series 2013-GC10 Class D, 4.5612% 2/10/46 (h)(m)		740,000	727,348
Series 2013-GC12 Class D, 4.6167% 6/10/46 (h)(m)		219,000	213,820
Series 2013-GC13 Class D, 4.2058% 7/10/46 (h)(m)		1,543,000	1,465,720
Series 2013-GC16:
Class C, 5.4926% 11/10/46 (m)		662,844	731,273
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust: - continued
Series 2013-GC16:
Class D, 5.4926% 11/10/46 (h)(m)		$ 967,000	$ 992,777
Class F, 3.5% 11/10/46 (h)		999,000	786,225
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4315% 7/15/29 (h)(m)		617,000	611,005
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)		2,450,000	2,481,988
Class DFX, 4.4065% 11/5/30 (h)		23,706,000	24,087,313
Class EFX, 5.6086% 11/5/30 (h)(m)		2,000,000	2,041,563
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.6715% 11/15/29 (h)(m)		406,000	394,202
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.7134% 9/15/47 (h)(m)		525,000	488,811
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(m)		500,000	500,687
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (h)		440,000	476,795
Series 2003-C1:
Class D, 5.192% 1/12/37		20,302	20,305
Class F, 5.8332% 1/12/37 (h)(m)		250,000	251,222
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (h)(m)		380,000	459,380
Class D, 7.6935% 12/5/27 (h)(m)		1,885,000	2,254,564
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		670,000	698,122
Series 2010-CNTR Class D, 6.3899% 8/5/32 (h)(m)		695,000	813,317
Series 2012-CBX:
Class C, 5.4139% 6/15/45 (m)		250,000	275,025
Class D, 5.4139% 6/16/45 (h)(m)		690,000	743,221
Class E, 5.4139% 6/15/45 (h)(m)		620,000	646,746
Class F, 4% 6/15/45 (h)		820,000	696,583
Class G 4% 6/15/45 (h)		1,079,000	835,146
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4656% 11/15/18 (h)(m)		144,344	142,868
Class F, 0.5156% 11/15/18 (h)(m)		380,931	370,313
Class G, 0.5456% 11/15/18 (h)(m)		330,997	319,332
Class H, 0.6856% 11/15/18 (h)(m)		254,476	244,326
Class J, 0.8356% 11/15/18 (h)(m)		257,928	246,347
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-BXH:
Class A, 1.0856% 4/15/27 (h)(m)		$ 3,000,000	$ 3,000,624
Class C, 1.8356% 4/15/27 (h)(m)		4,460,000	4,456,561
Class D, 2.4356% 4/15/27 (h)(m)		9,517,000	9,494,949
Series 2014-FBLU Class E, 3.6815% 12/15/28 (h)(m)		1,058,000	1,059,358
Series 2014-INN:
Class E, 3.786% 6/15/29 (h)(m)		683,000	682,404
Class F, 4.186% 6/15/29 (h)(m)		1,006,000	996,237
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45		15,117,656	15,801,428
Class A4, 5.552% 5/12/45		5,665,501	5,829,319
Series 2006-CB17 Class A4, 5.429% 12/12/43		7,203,918	7,530,990
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		6,011,246	6,246,610
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,206,917	9,583,857
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,396,732	2,531,045
Series 2007-CB19 Class A4, 5.8851% 2/12/49 (m)		12,470,000	13,316,046
Series 2007-LD11 Class A4, 5.9618% 6/15/49 (m)		29,428,107	31,261,390
Series 2007-LDPX Class A3, 5.42% 1/15/49		24,021,142	25,344,226
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		170,000	171,042
Series 2004-LN2 Class D, 5.3374% 7/15/41 (m)		420,000	359,300
Series 2005-LDP2 Class C, 4.911% 7/15/42 (m)		660,000	661,766
Series 2005-LDP5 Class AJ, 5.5342% 12/15/44 (m)		360,000	366,693
Series 2006-LDP7 Class A4, 6.057% 4/15/45 (m)		14,279,467	14,672,652
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (m)		110,336	1,662
Series 2011-C3 Class J, 4.409% 2/15/46 (h)(m)		106,000	89,489
Series 2011-C4:
Class E, 5.5962% 7/15/46 (h)(m)		1,130,000	1,230,684
Class F, 3.873% 7/15/46 (h)		105,000	98,916
Class H, 3.873% 7/15/46 (h)		672,000	556,766
Class NR, 3.873% 7/15/46 (h)		385,000	250,465
Class TAC2, 7.99% 7/15/46 (h)		671,000	714,824
Series 2011-C5:
Class B. 5.5003% 8/15/46 (h)(m)		1,140,000	1,298,662
Class C, 5.5003% 8/15/46 (h)(m)		1,102,648	1,228,936
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (m)		1,115,000	1,126,272
Class D, 4.381% 4/15/46 (m)		1,430,000	1,380,691
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2013-LC11:
Class F, 3.25% 4/15/46 (h)(m)		$ 920,000	$ 674,062
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (h)(m)		500,000	487,114
Class E, 3.9314% 6/10/27 (h)(m)		1,156,000	1,080,465
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1102% 7/15/44 (m)		21,525,676	23,101,355
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		313,871	313,970
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (m)		1,500,000	1,515,218
Class AM, 5.263% 11/15/40 (m)		137,000	137,790
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	894,318
Class AM, 5.413% 9/15/39		1,500,000	1,573,791
Series 2006-C7:
Class A2, 5.3% 11/15/38		774,345	780,234
Class AM, 5.378% 11/15/38		160,000	167,719
Series 2007-C1 Class A4, 5.424% 2/15/40		16,342,141	17,242,512
Series 2007-C2 Class A3, 5.43% 2/15/40		3,235,021	3,429,048
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(m)		187,908	188,161
Series 2005-C1 Class E, 4.924% 2/15/40		531,502	532,232
Series 2005-C7 Class C, 5.35% 11/15/40 (m)		1,016,000	1,026,689
Series 2006-C1 Class AM, 5.217% 2/15/31 (m)		6,847,000	6,986,501
Series 2006-C4:
Class AJ, 6.0481% 6/15/38 (m)		1,060,000	1,097,765
Class AM, 6.0481% 6/15/38 (m)		500,000	522,979
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)		2,185,471	2,286,079
Series 2007-C7 Class A3, 5.866% 9/15/45		12,778,268	13,950,904
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.4428% 6/25/43 (h)(m)		310,000	312,417
Series 2014-2:
Class D, 5.1933% 1/20/41 (h)(m)		256,000	246,373
Class E, 5.1933% 1/20/41 (h)(m)		400,000	333,306
Mach One Trust LLC Series 2004-1A Class H, 6.1351% 5/28/40 (h)(m)		238,803	241,359
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3907% 10/12/39 (h)(m)	CAD	320,000	259,473
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (m)		191,797	191,903
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5488% 1/12/44 (m)		$ 220,000	$ 224,333
Series 2005-LC1 Class F, 5.6028% 1/12/44 (h)(m)		1,655,000	1,633,348
Series 2006-C1:
Class AJ, 5.8655% 5/12/39 (m)		530,000	535,613
Class AM, 5.8655% 5/12/39 (m)		100,000	103,752
Series 2007-C1 Class A4, 6.0289% 6/12/50 (m)		9,429,517	10,024,529
Series 2008-C1 Class A4, 5.69% 2/12/51		2,957,278	3,202,333
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (m)		787,418	821,462
Class ASB, 5.133% 12/12/49 (m)		308,488	311,669
Series 2007-5 Class A4, 5.378% 8/12/48		17,942,275	18,751,418
Series 2007-6 Class A4, 5.485% 3/12/51 (m)		14,650,000	15,530,480
Series 2007-7 Class A4, 5.81% 6/12/50 (m)		6,536,358	6,993,949
Series 2007-6 Class B, 5.635% 3/12/51 (m)		1,902,000	593,097
Series 2007-7 Class B, 5.9342% 6/12/50 (m)		67,965	3,178
Series 2007-8 Class A3, 6.0766% 8/12/49 (m)		1,640,000	1,772,000
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.8164% 11/15/45 (h)(m)		1,357,000	1,416,285
Series 2013-C12 Class D, 4.9265% 10/15/46 (h)(m)		1,000,000	990,940
Series 2013-C13:
Class D, 5.0582% 11/15/46 (h)(m)		1,019,000	1,029,230
Class E, 5.0582% 11/15/46 (h)(m)		887,000	829,632
Series 2013-C7:
Class D, 4.4406% 2/15/46 (h)(m)		810,000	795,082
Class E, 4.4406% 2/15/46 (h)(m)		340,000	297,073
Series 2013-C8 Class D, 4.3094% 12/15/48 (h)(m)		400,000	389,604
Series 2013-C9:
Class C, 4.2089% 5/15/46 (m)		620,000	635,098
Class D, 4.2969% 5/15/46 (h)(m)		1,740,000	1,672,947
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.386% 7/15/19 (h)(m)		357,716	357,966
Class J, 0.6115% 7/15/19 (h)(m)		335,939	334,077
Series 2007-XLFA:
Class D, 0.3715% 10/15/20 (h)(m)		664,433	658,957
Class E, 0.4315% 10/15/20 (h)(m)		834,661	825,896
Class F, 0.4815% 10/15/20 (h)(m)		500,899	494,307
Class G, 0.5215% 10/15/20 (h)(m)		619,188	607,360
Class H, 0.6115% 10/15/20 (h)(m)		389,758	374,517
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class J, 0.7615% 10/15/20 (h)(m)		$ 225,021	$ 204,971
floater:
Series 2007-XLFA:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	651,040
Series 2007-HQ11 Class A31, 5.439% 2/12/44		164,901	164,790
Series 2012-C4 Class E, 5.709% 3/15/45 (h)(m)		1,210,000	1,277,023
Series 1997-RR Class F, 7.4359% 4/30/39 (h)(m)		66,229	66,394
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		208,035	204,062
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		210,000	211,296
Class O, 5.91% 11/15/31 (h)		166,077	125,939
Series 2004-IQ7 Class E, 5.2446% 6/15/38 (h)(m)		120,000	122,654
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (m)		109,514	109,444
Series 2006-IQ11 Class A4, 5.8301% 10/15/42 (m)		432,662	436,381
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	758,201
Series 2007-HQ12 Class A2, 5.8611% 4/12/49 (m)		2,124,121	2,121,073
Series 2007-IQ14:
Class A4, 5.6859% 4/15/49		89,155,000	94,787,635
Class B, 5.9059% 4/15/49 (m)		469,000	31,785
Series 2011-C1:
Class C, 5.4181% 9/15/47 (h)(m)		970,000	1,082,113
Class D, 5.4181% 9/15/47 (h)(m)		1,760,000	1,922,281
Class E, 5.4181% 9/15/47 (h)(m)		573,100	608,962
Series 2011-C2:
Class D, 5.4802% 6/15/44 (h)(m)		580,000	631,584
Class E, 5.4802% 6/15/44 (h)(m)		600,000	641,795
Class F, 5.4802% 6/15/44 (h)(m)		550,000	532,655
Class XB, 0.5333% 6/15/44 (h)(m)(n)		9,001,008	242,550
Series 2011-C3:
Class C, 5.3555% 7/15/49 (h)(m)		1,000,000	1,109,366
Class D, 5.3555% 7/15/49 (h)(m)		1,130,000	1,226,091
Class E, 5.3555% 7/15/49 (h)(m)		400,000	424,942
Class G, 5.3555% 7/15/49 (h)(m)		924,000	844,907
Series 2012-C4:
Class D, 5.709% 3/15/45 (h)(m)		330,000	361,230
Class F, 3.07% 3/15/45 (h)		623,000	528,986
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.7615% 7/15/33 (h)(m)		150,000	170,602
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (h)		1,571,000	1,573,143
Class F, 5% 2/5/30 (h)		499,000	486,155
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (h)		273,000	289,065
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
NationsLink Funding Corp. Series 1999-LTL1: - continued
Class D, 6.45% 1/22/26 (h)		$ 740,731	$ 803,578
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		967,650	1,258,913
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	87,276
Class G, 4.456% 9/12/38 (h)	CAD	54,000	43,470
Class H, 4.456% 9/12/38 (h)	CAD	36,000	28,109
Class J, 4.456% 9/12/38 (h)	CAD	36,000	27,242
Class K, 4.456% 9/12/38 (h)	CAD	18,000	13,174
Class L, 4.456% 9/12/38 (h)	CAD	26,000	17,850
Class M, 4.456% 9/12/38 (h)	CAD	104,391	65,720
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	103,046
Class G, 4.57% 4/12/23	CAD	42,000	34,049
Class H, 4.57% 4/12/23	CAD	42,000	33,752
Class J, 4.57% 4/12/23	CAD	42,000	33,459
Class K, 4.57% 4/12/23	CAD	21,000	16,585
Class L, 4.57% 4/12/23	CAD	63,000	49,323
Class M, 4.57% 4/12/23	CAD	155,242	105,097
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		250,949	81,647
SCG Trust Series 2013-SRP1 Class D, 3.5252% 11/15/26 (h)(m)		1,330,000	1,328,985
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4315% 11/15/27 (h)(m)		794,000	798,184
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5322% 8/15/39 (m)		145,100	146,143
Series 2007-C4 Class F, 5.5322% 8/15/39 (m)		820,000	806,299
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		270,000	278,114
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7272% 5/10/45 (h)(m)		693,000	721,364
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (h)(m)		310,000	306,609
Series 2012-WRM Class E, 4.3793% 6/10/30 (h)(m)		970,000	931,361
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (h)(m)		1,299,000	1,295,685
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	209,983
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5456% 9/15/21 (h)(m)		$ 158,042	$ 155,739
Class J, 0.7856% 9/15/21 (h)(m)		395,545	375,441
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,625,250	9,086,140
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	25,782,808
Series 2007-C31 Class A4, 5.509% 4/15/47		52,563,000	55,147,575
Series 2007-C32 Class A3, 5.9027% 6/15/49 (m)		40,608,000	43,209,807
Series 2007-C33:
Class A4, 6.1503% 2/15/51 (m)		32,692,490	34,487,700
Class A5, 6.1503% 2/15/51 (m)		19,259,000	20,910,710
Series 2004-C11:
Class D, 5.314% 1/15/41 (m)		360,000	369,547
Class E, 5.364% 1/15/41 (m)		327,000	336,725
Series 2005-C22 Class B, 5.5288% 12/15/44 (m)		4,218,000	4,196,623
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	8,017,035
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)		21,754,065	22,621,161
Series 2007-C31 Class C, 5.8609% 4/15/47 (m)		522,000	511,654
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6681% 11/15/43 (h)(m)(n)		20,614,217	583,836
Series 2012-LC5:
Class C, 4.693% 10/15/45 (m)		569,000	607,212
Class D, 4.9367% 10/15/45 (h)(m)		1,621,000	1,661,990
Series 2013-LC12 Class C, 4.3013% 7/15/46 (m)		600,000	621,486
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (h)		325,000	269,162
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	398,772
Class D, 5.7222% 3/15/44 (h)(m)		800,000	870,086
Class E, 5% 3/15/44 (h)		890,000	880,125
Series 2011-C4:
Class D, 5.4128% 6/15/44 (h)(m)		408,000	441,996
Class E, 5.4128% 6/15/44 (h)(m)		439,432	467,481
Series 2011-C5:
Class C, 5.8225% 11/15/44 (h)(m)		260,000	296,775
Class D, 5.8225% 11/15/44 (h)(m)		600,000	667,159
Class E, 5.8225% 11/15/44 (h)(m)		1,410,000	1,558,976
Class F, 5.25% 11/15/44 (h)(m)		933,000	874,737
Class G, 5.25% 11/15/44 (h)(m)		329,000	288,458
Class XA, 2.1401% 11/15/44 (h)(m)(n)		4,947,366	409,202
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2012-C10:
Class D, 4.606% 12/15/45 (h)(m)		$ 380,000	$ 375,151
Class E, 4.606% 12/15/45 (h)(m)		1,190,000	1,071,023
Class F, 4.606% 12/15/45 (h)(m)		1,726,000	1,357,975
Series 2012-C6 Class D, 5.7468% 4/15/45 (h)(m)		540,000	581,827
Series 2012-C7:
Class C, 4.9999% 6/15/45 (m)		1,270,000	1,373,031
Class E, 4.9999% 6/15/45 (h)(m)		2,501,000	2,567,149
Class F, 4.5% 6/15/45 (h)		357,000	328,115
Class G, 4.5% 6/15/45 (h)		700,000	549,338
Series 2012-C8 Class D, 5.0382% 8/15/45 (h)(m)		650,000	692,787
Series 2013-C11:
Class D, 4.3205% 3/15/45 (h)(m)		870,000	852,367
Class E, 4.3205% 3/15/45 (h)(m)		1,750,000	1,500,273
Series 2013-C13 Class D, 4.1386% 5/15/45 (h)(m)		600,000	576,818
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 3.921% 11/15/29 (h)(m)		784,000	783,274
Class G, 3.2008% 11/15/29 (h)(m)		205,000	191,713
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,303,573,195)			1,337,707,427
Municipal Securities - 1.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)		3,300,000	3,306,534
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,871,889
7.3% 10/1/39		18,415,000	26,558,113
7.5% 4/1/34		9,105,000	13,153,447
7.6% 11/1/40		12,540,000	19,211,405
7.625% 3/1/40		5,410,000	8,157,198
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,441,884
Series 2010 C1, 7.781% 1/1/35		13,950,000	14,623,227
Series 2012 B, 5.432% 1/1/42		3,285,000	2,768,072
6.314% 1/1/44		19,560,000	17,645,858
Municipal Securities - continued
		Principal Amount (e)	Value
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		$ 8,770,000	$ 9,036,608
4.95% 6/1/23		15,345,000	15,781,872
5.1% 6/1/33		63,045,000	59,411,717
Series 2010-1, 6.63% 2/1/35		11,945,000	12,446,332
Series 2010-3:
5.547% 4/1/19		330,000	352,193
6.725% 4/1/35		17,810,000	18,735,408
7.35% 7/1/35		8,165,000	8,952,024
Series 2011:
4.961% 3/1/16		1,035,000	1,066,433
5.365% 3/1/17		395,000	413,589
5.665% 3/1/18		13,360,000	14,350,911
5.877% 3/1/19		44,605,000	48,418,728
Series 2013:
2.69% 12/1/17		3,365,000	3,345,719
3.14% 12/1/18		3,490,000	3,463,162
TOTAL MUNICIPAL SECURITIES (Cost $305,572,940)			307,512,323
Foreign Government and Government Agency Obligations - 1.4%

Arab Republic of Egypt 6.875% 4/30/40 (h)		600,000	613,500
Argentine Republic:
7% 10/3/15		7,460,000	7,333,387
7% 4/17/17		12,175,000	11,837,144
Azerbaijan Republic 4.75% 3/18/24 (h)		760,000	783,560
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)		10,570,000	10,715,338
5.75% 9/26/23 (h)		10,860,000	11,381,280
6.369% 6/16/18 (h)		13,435,000	14,496,365
Belarus Republic:
8.75% 8/3/15 (Reg. S)		7,150,000	7,042,750
8.95% 1/26/18		4,100,000	3,909,350
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,844,920
5.625% 1/7/41		13,285,000	13,484,275
7.125% 1/20/37		2,800,000	3,353,000
8.25% 1/20/34		2,795,000	3,661,450
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Buenos Aires Province:
9.375% 9/14/18 (h)		$ 255,000	$ 251,175
10.875% 1/26/21 (Reg. S)		3,020,000	3,065,300
City of Buenos Aires 8.95% 2/19/21 (h)		1,860,000	1,929,750
Colombian Republic:
5% 6/15/45		400,000	394,500
5.625% 2/26/44		550,000	592,625
6.125% 1/18/41		860,000	982,550
7.375% 9/18/37		1,070,000	1,384,313
10.375% 1/28/33		2,100,000	3,265,500
Congo Republic 3.5% 6/30/29 (f)		4,081,580	3,665,912
Costa Rican Republic:
4.25% 1/26/23 (h)		2,050,000	1,911,625
5.625% 4/30/43 (h)		490,000	416,500
7% 4/4/44 (h)		1,450,000	1,435,500
Croatia Republic:
5.5% 4/4/23 (h)		410,000	431,885
6% 1/26/24 (h)		1,400,000	1,515,500
6.25% 4/27/17 (h)		675,000	715,084
6.375% 3/24/21 (h)		760,000	835,202
6.625% 7/14/20 (h)		895,000	991,213
6.75% 11/5/19 (h)		1,050,000	1,161,563
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (h)		1,150,000	1,177,313
6.25% 10/4/20 (h)		1,355,000	1,383,862
6.25% 7/27/21 (h)		360,000	365,850
Dominican Republic:
1.25% 8/30/24 (m)		2,200,000	2,134,000
5.5% 1/27/25 (h)		710,000	720,650
5.875% 4/18/24 (h)		270,000	282,825
5.875% 4/18/24		585,000	612,788
6.85% 1/27/45 (h)		1,395,000	1,443,825
7.45% 4/30/44 (h)		2,240,000	2,480,800
7.5% 5/6/21 (h)		1,880,000	2,105,600
El Salvador Republic:
7.625% 2/1/41 (h)		675,000	686,813
7.65% 6/15/35 (Reg. S)		565,000	586,894
8.25% 4/10/32 (Reg. S)		575,000	645,438
Georgia Republic 6.875% 4/12/21 (h)		720,000	794,700
German Federal Republic 2.5% 8/15/46	EUR	1,090,000	1,631,448
Guatemalan Republic 5.75% 6/6/22 (h)		555,000	601,481
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Hungarian Republic:
5.375% 3/25/24		$ 594,000	$ 658,271
5.75% 11/22/23		910,000	1,034,102
6.375% 3/29/21		1,265,000	1,461,075
7.625% 3/29/41		1,630,000	2,290,150
Indonesian Republic:
2.875% 7/8/21	EUR	2,400,000	2,718,293
3.375% 4/15/23 (h)		555,000	534,881
4.875% 5/5/21 (h)		710,000	767,688
5.25% 1/17/42 (h)		715,000	720,363
5.375% 10/17/23		400,000	438,500
5.875% 3/13/20 (h)		385,000	434,088
5.875% 3/13/20 (Reg. S)		2,450,000	2,762,375
6.625% 2/17/37 (h)		950,000	1,099,625
6.75% 1/15/44 (h)		490,000	594,125
7.75% 1/17/38 (h)		2,270,000	2,988,001
8.5% 10/12/35 (Reg. S)		1,860,000	2,583,168
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		2,560,000	2,636,800
7.125% 3/31/16 (Reg. S)		100,000	103,000
7.25% 4/15/19 (h)		3,010,000	3,150,010
8.25% 4/15/24 (h)		1,000,000	1,080,000
Ivory Coast 5.75% 12/31/32		3,150,000	3,008,250
Lebanese Republic:
4% 12/31/17		2,983,500	2,972,312
5.45% 11/28/19		575,000	581,038
Moroccan Kingdom:
4.25% 12/11/22 (h)		1,800,000	1,867,788
5.5% 12/11/42 (h)		360,000	383,108
Panamanian Republic:
6.7% 1/26/36		460,000	585,350
8.875% 9/30/27		335,000	484,075
9.375% 4/1/29		415,000	627,688
Peruvian Republic:
4% 3/7/27 (f)		1,360,000	1,353,200
8.75% 11/21/33		655,000	1,025,075
Philippine Republic:
7.75% 1/14/31		665,000	992,513
9.5% 2/2/30		895,000	1,496,888
10.625% 3/16/25		680,000	1,103,300
Plurinational State of Bolivia:
5.95% 8/22/23 (h)		885,000	940,313
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Plurinational State of Bolivia: - continued
5.95% 8/22/23		$ 55,000	$ 58,438
Polish Government 3% 3/17/23		575,000	574,506
Provincia de Cordoba 12.375% 8/17/17 (h)		1,990,000	2,038,755
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		500,000	510,350
Republic of Armenia:
6% 9/30/20 (h)		1,756,000	1,748,976
7.15% 3/26/25 (h)		720,000	740,714
Republic of Iceland 5.875% 5/11/22 (h)		860,000	997,536
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,000,000	3,304,480
Republic of Nigeria 5.125% 7/12/18 (h)		425,000	430,313
Republic of Paraguay 4.625% 1/25/23 (h)		225,000	230,625
Republic of Serbia:
5.25% 11/21/17 (h)		765,000	793,764
5.875% 12/3/18 (h)		2,180,000	2,310,800
6.75% 11/1/24 (h)		2,196,479	2,234,918
7.25% 9/28/21 (h)		1,450,000	1,667,080
Romanian Republic:
4.375% 8/22/23 (h)		796,000	841,141
6.125% 1/22/44 (h)		1,222,000	1,487,418
Russian Federation:
4.875% 9/16/23 (h)		1,135,000	1,123,650
5% 4/29/20 (h)		625,000	642,188
5.625% 4/4/42 (h)		400,000	385,664
5.875% 9/16/43 (h)		1,700,000	1,687,590
7.5% 3/31/30 (Reg. S)		1,285,625	1,505,467
12.75% 6/24/28 (Reg. S)		4,805,000	7,603,913
South African Republic:
5.875% 9/16/25		2,235,000	2,536,233
6.25% 3/8/41		500,000	590,000
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,128,323
Turkish Republic:
4.875% 4/16/43		640,000	610,003
5.125% 3/25/22		315,000	334,058
5.625% 3/30/21		815,000	889,369
6.25% 9/26/22		680,000	767,361
6.75% 4/3/18		1,075,000	1,190,025
6.75% 5/30/40		975,000	1,172,438
6.875% 3/17/36		1,795,000	2,164,465
7% 3/11/19		685,000	775,763
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Turkish Republic: - continued
7.25% 3/5/38		$ 1,150,000	$ 1,451,875
7.375% 2/5/25		1,170,000	1,430,325
7.5% 11/7/19		1,215,000	1,415,232
8% 2/14/34		570,000	762,375
11.875% 1/15/30		630,000	1,089,900
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		915,000	407,175
Ukraine Government:
7.8% 11/28/22 (h)		1,870,000	874,225
7.95% 2/23/21 (h)		400,000	189,400
9.25% 7/24/17 (h)		1,945,000	926,793
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	465,000	718,436
1.75% 1/22/17	GBP	1,380,000	2,152,435
3.25% 1/22/44	GBP	1,680,000	2,945,001
4.5% 9/7/34	GBP	1,835,000	3,721,835
United Mexican States:
4.6% 1/23/46		695,000	683,706
4.75% 3/8/44		13,662,000	13,767,881
6.05% 1/11/40		1,206,000	1,435,140
6.75% 9/27/34		800,000	1,050,000
7.5% 4/8/33		360,000	505,800
8.3% 8/15/31		420,000	636,300
United Republic of Tanzania 6.3971% 3/9/20 (m)		655,000	671,375
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,460,000	2,036,700
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		8,630,000	7,244,885
9% 5/7/23 (Reg. S)		1,045,000	425,838
9.25% 9/15/27		1,250,000	555,625
9.25% 5/7/28 (Reg. S)		480,000	192,240
9.375% 1/13/34		365,000	146,548
11.75% 10/21/26 (Reg. S)		1,115,000	512,900
11.95% 8/5/31 (Reg. S)		3,855,000	1,761,735
12.75% 8/23/22		2,000,000	980,000
Vietnamese Socialist Republic:
1.2139% 3/12/16 (m)		256,522	254,598
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Vietnamese Socialist Republic: - continued
4% 3/12/28 (f)		$ 5,357,917	$ 5,331,127
4.8% 11/19/24 (h)		1,000,000	1,018,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $281,401,950)			288,904,195
Supranational Obligations - 0.0%

European Investment Bank 1.75% 9/15/45(Reg. S) (Cost $83,155)	EUR	65,000	78,453
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A	21,200	1,123,600
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	31,400	3,174,540
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (a)	19,400	391,492
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E,	1	134,408
TOTAL TELECOMMUNICATION SERVICES		525,900
TOTAL COMMON STOCKS (Cost $5,728,585)		4,824,040
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	9,000	$ 262,406
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	463,500
		725,906
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.0%
Royal Bank of Scotland Group PLC Series S, 6.60%	3,113	78,074
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	388,500
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	686,412
Series D, 7.50%	5,942	147,065
Boston Properties, Inc. 5.25%	17,500	429,100
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	196,860
Series E, 6.625%	25,000	623,750
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	252,800
Corporate Office Properties Trust Series L, 7.375%	12,221	323,245
CYS Investments, Inc. Series B, 7.50%	21,700	514,507
DDR Corp. Series K, 6.25%	17,823	450,565
Digital Realty Trust, Inc. Series E, 7.00%	10,000	258,200
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,367	487,093
Essex Property Trust, Inc. Series H, 7.125%	9,354	246,384
First Potomac Realty Trust 7.75%	15,000	381,900
Hersha Hospitality Trust Series B, 8.00%	13,844	363,543
Hospitality Properties Trust Series D, 7.125%	10,000	262,600
LaSalle Hotel Properties Series H, 7.50%	10,000	258,000
PS Business Parks, Inc.:
Series R, 6.875%	10,000	257,000
Series S, 6.45%	21,000	544,320
Public Storage:
Series P, 6.50%	12,000	308,160
Series R, 6.35%	10,500	271,950
Series S, 5.90%	20,000	511,200
Realty Income Corp. Series F, 6.625%	12,000	315,000
Regency Centers Corp. Series 6, 6.625%	5,510	142,268
Retail Properties America, Inc. 7.00%	24,109	617,190
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	477,171
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc. Series A, 9.00%	20,000	$ 546,000
Sun Communities, Inc. Series A, 7.125%	29,801	789,727
Taubman Centers, Inc. Series J, 6.50%	11,338	296,489
		11,346,999
TOTAL FINANCIALS		11,425,073
TOTAL PREFERRED STOCKS (Cost $11,711,852)		12,150,979
Bank Loan Obligations - 5.4%
		Principal Amount (e)
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (m)		$ 1,494,236	1,489,567
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (m)		4,647,248	4,496,213
Tranche 2LN, term loan 10% 11/27/21 (m)		1,594,000	1,474,450
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (m)		1,044,199	1,044,199
			8,504,429
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (m)		1,862,297	1,862,297
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (m)		1,287,732	1,284,512
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.5038% 1/30/20 (m)		1,501,238	1,510,620
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (m)		1,090,212	1,088,849
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (m)		5,296,725	5,283,483
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (m)		3,942,120	3,976,811
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (m)		15,890,952	15,136,132
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (m)		$ 4,980,882	$ 4,987,108
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (m)		2,841,602	2,852,258
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (m)		1,635,000	1,639,088
Tranche B 2LN, term loan 8% 5/14/23 (m)		360,000	364,500
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (m)		747,118	743,382
			37,582,231
Hotels, Restaurants & Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (m)		3,533,175	3,391,848
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (m)		11,135,285	11,207,664
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (m)		2,279,244	2,273,546
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (m)		2,866,216	2,867,420
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (m)		7,046,162	6,781,931
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (m)		17,159,638	15,443,675
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (m)		2,533,072	2,545,738
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (m)		1,573,000	1,578,977
ClubCorp Club Operations, Inc. Tranche B, term loan 4.5% 7/24/20 (m)		3,764,000	3,773,410
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (m)		903,000	916,545
Tranche B 1LN, term loan 5% 2/1/20 (m)		4,629,339	4,652,486
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (m)		1,285,062	1,309,157
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)(m)		1,874,000	1,480,460
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (m)		3,037,000	3,048,389
Tranche B 1LN, term loan 3.5% 6/27/20 (m)		5,144,942	5,144,942
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (m)		5,260,727	5,313,335
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Golden Nugget, Inc. Tranche B, term loan: - continued
5.5% 11/21/19 (m)		$ 2,254,174	$ 2,276,716
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (m)		7,504,762	7,523,524
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (m)		5,811,032	5,825,559
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (m)		3,709,263	3,720,539
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (m)		567,813	567,813
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)		1,928,069	1,928,069
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (m)		4,343,005	4,328,760
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (m)		558,600	564,186
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (m)		2,578,637	2,578,637
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (m)		2,403,899	2,406,904
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (m)		3,407,183	3,445,514
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (m)		14,888	14,962
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (m)		14,093,678	14,147,233
Tranche B, term loan 6% 10/18/20 (m)		512,702	513,984
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (m)		1,625,884	1,619,787
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (m)		3,053,274	3,060,908
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (m)		1,975,000	1,979,938
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (m)		2,136,591	1,806,488
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (m)		1,516,152	1,509,519
			131,548,563
Household Durables - 0.0%
At Home Holding III, Inc. Tranche B 1LN, term loan 5/19/22 (r)		1,120,000	1,114,400
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (m)		2,124,567	2,116,599
			3,230,999
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (m)		$ 2,780,334	$ 2,780,334
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0307% 4/10/20 (m)		2,929,491	2,918,505
Media - 0.4%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (m)		3,000,000	3,007,500
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 8.25% 3/31/20 (m)		4,211,365	4,211,365
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (m)		1,497,190	1,484,090
Tranche F, term loan 3% 1/3/21 (m)		6,785,014	6,759,570
Clear Channel Communications, Inc. Tranche D, term loan 6.9354% 1/30/19 (m)		14,695,000	13,831,669
CSC Holdings LLC Tranche B, term loan 2.6854% 4/17/20 (m)		1,308,953	1,302,408
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (m)		6,488,406	5,304,272
Houghton Mifflin Harcourt Publishing Co. Tranche B, term loan 5/11/21 (r)		3,000,000	2,992,500
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (m)		1,332,520	1,330,854
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (m)		1,501,238	1,506,867
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (m)		3,690,474	3,686,045
Tranche 2LN, term loan 7.5% 7/25/22 (m)		1,880,000	1,896,544
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (m)		491,000	491,614
Tranche A 1LN, term loan 1/7/22 (r)		1,129,000	1,133,939
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (m)		1,957,045	1,971,723
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (m)		1,858,295	1,866,435
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (m)		5,823,951	5,853,071
Tranche B 2LN, term loan 4.5% 5/8/20 (m)		5,038,572	5,063,764
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (m)		3,003,473	3,014,736
Regal Cinemas Corp. Tranche B, term loan 3.75% 4/1/22 (m)		1,000,000	1,005,000
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (m)		10,912,366	10,926,007
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (m)		$ 2,584,211	$ 2,580,981
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (m)		1,355,000	1,349,079
Virgin Media Investment Holdings Ltd. Tranche B, term loan 6/30/23 (r)		1,013,348	1,010,815
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (m)		1,000,000	999,030
WMG Acquisition Corp. term loan 3.75% 7/1/20 (m)		1,484,233	1,467,535
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (m)		1,391,000	1,387,523
Tranche B 2LN, term loan 3.5% 1/15/22 (m)		897,000	894,758
Tranche B 3LN, term loan 3.5% 1/15/22 (m)		1,475,000	1,471,313
			89,801,007
Multiline Retail - 0.2%
Dollar Tree, Inc. Tranche B, term loan 4.25% 3/9/22 (m)		7,528,000	7,593,870
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (m)		3,301,185	3,288,970
6% 5/22/18 (m)		15,630,561	15,611,023
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (m)		6,148,395	6,102,282
			32,596,145
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (m)		3,726,445	3,735,761
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (m)		1,882,000	1,811,425
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (m)		1,877,411	1,853,944
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (m)		4,033,814	3,670,770
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (m)		4,413,826	4,427,619
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (m)		1,348,479	1,351,850
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (m)		11,243,000	11,274,368
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (m)		3,137,000	2,737,033
Staples, Inc. Tranche B, term loan 4/24/21 (r)		3,000,000	3,007,500
			33,870,270
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (m)		$ 1,478,476	$ 1,441,514
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (m)		3,754,590	3,787,443
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (m)		4,035,846	4,050,980
			9,279,937
TOTAL CONSUMER DISCRETIONARY			355,259,229
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (m)		1,332,000	1,341,990
Tranche B 1LN, term loan 5.75% 11/13/21 (m)		6,357,861	6,421,439
			7,763,429
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (m)		3,764,000	3,787,525
Tranche B 3LN, term loan 5% 8/25/19 (m)		1,723,000	1,729,375
Tranche B 4LN, term loan 5.5% 8/25/21 (m)		16,078,000	16,178,488
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (m)		653,000	660,346
Tranche B 1LN, term loan 4.5% 9/26/19 (m)		5,978,864	5,993,811
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (m)		1,482,238	1,460,004
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (m)		1,129,000	1,129,000
Tranche B 1LN, term loan 4.75% 10/21/21 (m)		3,437,415	3,443,396
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (m)		6,712,919	6,759,909
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (m)		2,913,000	2,883,870
Tranche B 1LN, term loan 4.5% 6/30/21 (m)		3,409,434	3,413,695
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (m)		2,378,000	2,379,974
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (m)		1,127,082	1,131,309
			50,950,702
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (m)		$ 1,481,000	$ 1,492,108
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (m)		2,124,550	2,127,206
H.J. Heinz Co. Tranche B 2LN, term loan 3.25% 6/7/20 (m)		8,919,000	8,930,149
Post Holdings, Inc.:
Tranche B, term loan 3.75% 6/2/21 (m)		1,440,000	1,436,400
Tranche B, term loan 3.75% 6/2/21 (m)		586,523	585,056
			14,570,919
Household Products - 0.0%
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (m)		2,429,444	2,374,782
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B 3LN, term loan 3.5% 9/3/21 (m)		290,556	291,282
Revlon Consumer Products Corp. term loan 4% 8/19/19 (m)		2,659,451	2,659,451
			2,950,733
TOTAL CONSUMER STAPLES			78,610,565
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (m)		8,960,935	7,437,576
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (m)		4,116,631	3,715,259
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (m)		6,574,797	5,777,603
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (m)		2,334,106	1,878,955
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (m)		1,555,682	1,283,437
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (m)		2,117,612	1,821,146
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (m)		1,117,172	917,477
Bank Loan Obligations - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (m)		$ 417,737	$ 382,230
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (m)		4,687,043	3,304,366
			26,518,049
Oil, Gas & Consumable Fuels - 0.4%
Alfred Fueling Systems, Inc.:
Tranche 2LN, term loan 8.5% 6/20/22 (m)		376,000	368,480
Tranche B 1LN, term loan 4.75% 6/20/21 (m)		1,867,296	1,871,965
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (m)		1,472,235	1,466,714
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (m)		309,211	208,718
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (m)		4,612,000	4,404,460
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (m)		2,459,669	2,495,027
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (m)		534,657	536,327
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (m)		3,040,322	3,017,520
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (m)		1,937,824	1,942,668
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (m)		8,634,000	7,036,710
Tranche B 1LN, term loan 3.875% 9/30/18 (m)		1,838,337	1,778,591
Foresight Energy LLC Tranche B, term loan 5% 8/23/20 (m)		1,105,000	1,093,950
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (m)		5,871,248	5,724,467
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (m)		9,096,000	9,084,630
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (m)		522,683	523,990
Panda Sherman Power, LLC term loan 9% 9/14/18 (m)		3,776,514	3,738,749
Panda Temple Power, LLC term loan 7.25% 4/3/19 (m)		1,020,000	979,200
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (m)		8,665,756	7,701,690
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (m)		1,295,000	1,304,713
Sheridan Investment Partners I term loan 4.25% 12/16/20 (m)		3,004,343	2,748,974
Bank Loan Obligations - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (m)		$ 3,477,061	$ 3,216,282
Tranche B, term loan 4.25% 10/1/18 (m)		727,481	672,920
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (m)		155,414	142,204
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (m)		1,721,663	1,715,207
Targa Resources Corp. term loan 5.75% 2/27/22 (m)		2,224,149	2,243,721
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (m)		2,321,183	2,356,000
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (m)		839,874	841,973
			69,215,850
TOTAL ENERGY			95,733,899
FINANCIALS - 0.2%
Capital Markets - 0.0%
Aruba Investments, Inc. Tranche B, term loan 5.25% 2/2/22 (m)		1,882,000	1,891,410
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (m)		933,748	929,079
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (m)		2,505,000	2,505,000
Tranche B 1LN, term loan 4.75% 11/15/21 (m)		1,994,000	1,996,493
			7,321,982
Consumer Finance - 0.0%
Flying Fortress Holdings LLC Tranche B, term loan 3.5% 4/30/20 (m)		2,000,000	2,002,600
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (m)		1,618,000	1,621,034
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (m)		901,707	874,656
TransUnion LLC:
Tranche B 2LN, term loan 4/9/21 (r)		8,025,000	7,994,906
Tranche B, term loan 4% 4/9/21 (m)		4,280,685	4,272,659
			14,763,255
Real Estate Management & Development - 0.1%
CityCenter 8.74% 7/10/15 (m)		331,828	331,828
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (m)		$ 1,882,000	$ 1,882,000
Tranche B 1LN, term loan 5.5% 11/4/21 (m)		3,754,590	3,792,136
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (m)		16,957	16,788
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (m)		8,740,774	8,740,774
			14,763,526
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (m)		4,291,891	4,259,702
TOTAL FINANCIALS			43,111,065
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (m)		1,150,000	1,151,794
Health Care Providers & Services - 0.2%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (m)		2,432,696	2,441,819
Community Health Systems, Inc.:
Tranche F, term loan 3.5333% 12/31/18 (m)		1,000,000	1,001,250
Tranche G, term loan 3.75% 12/31/19 (m)		1,980,760	1,980,760
Tranche H, term loan 4% 1/27/21 (m)		7,019,240	7,036,788
Concentra, Inc. Tranche B 1LN, term loan 5/8/22 (r)		1,000,000	1,001,250
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (m)		1,882,000	1,891,410
Tranche B 1LN, term loan 4.5% 4/23/21 (m)		4,115,633	4,125,922
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (m)		1,892,083	1,896,813
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (m)		2,152,000	2,178,900
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0254% 5/1/18 (m)		2,627,332	2,630,747
Tranche B 5LN, term loan 2.9354% 3/31/17 (m)		4,342,977	4,342,977
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (m)		5,564,509	5,355,840
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (m)		2,573,518	2,579,951
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (m)		903,724	614,532
Bank Loan Obligations - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (m)		$ 3,908,571	$ 3,903,686
Quintiles Transnational Corp. Tranche B, term loan 3.25% 5/12/22 (m)		590,000	592,213
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (m)		228,428	228,999
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (m)		540,000	546,075
Tranche B 2LN, term loan 4.25% 7/3/19 (m)		1,642,830	1,642,830
			45,992,762
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (m)		7,118,070	7,082,480
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (m)		1,470,000	1,473,675
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (m)		730,000	735,475
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (m)		1,785,308	1,787,540
Genoa, a Qol Healthcare Co. LLC:
Tranche 1LN, term loan 5.75% 4/30/22 (m)		1,510,000	1,511,888
Tranche 2LN, term loan 10% 4/30/23 (m)		1,000,000	1,000,000
Grifols, S.A. Tranche B, term loan 3.1854% 2/27/21 (m)		1,490,237	1,493,962
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (m)		1,815,000	1,824,075
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (m)		2,625,000	2,618,438
Tranche B 1LN, term loan 4.25% 1/28/21 (m)		8,566,580	8,545,164
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (m)		3,950,016	3,954,954
Valeant Pharmaceuticals International:
Tranche BD 2LN, term loan 3.5% 2/13/19 (m)		1,882,000	1,879,648
Tranche E, term loan 3.5% 8/5/20 (m)		1,882,000	1,881,699
			28,706,518
TOTAL HEALTH CARE			82,933,554
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. Tranche B, term loan 4% 12/16/21 (m)		$ 1,309,590	$ 1,324,323
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (m)		510,697	511,336
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (m)		443,000	439,678
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (m)		2,022,909	2,033,024
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (m)		3,676,264	3,671,669
Tranche D, term loan 3.75% 6/4/21 (m)		6,088,613	6,081,003
			14,061,033
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.75% 10/10/21 (m)		1,985,000	1,989,963
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (m)		1,567,010	1,565,051
			3,555,014
Building Products - 0.1%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (m)		7,031,438	6,820,495
Tranche 2LN, term loan 7.75% 4/1/22 (m)		1,260,000	1,193,850
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (m)		874,791	874,791
			8,889,136
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (m)		3,671,529	3,657,761
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (m)		1,497,219	1,497,219
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (m)		4,497,563	4,503,184
Garda World Security Corp.:
term loan 4% 11/8/20 (m)		1,989,767	1,984,793
Tranche DD, term loan 4% 11/8/20 (m)		509,010	507,738
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (m)		7,279,807	7,161,510
Merrill Communications LLC Tranche B, term loan 5/29/22 (r)		2,145,000	2,134,275
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Metal Services LLC Tranche B, term loan 6% 6/30/17 (m)		$ 1,114,179	$ 1,118,357
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (m)		614,444	616,749
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (m)		560,000	562,800
Tranche B 1LN, term loan 4% 12/18/20 (m)		4,432,806	4,427,265
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (m)		556,591	553,808
			28,725,459
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (m)		9,286,480	9,367,737
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (m)		3,250,000	3,274,375
			12,642,112
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (m)		1,427,226	1,432,578
Machinery - 0.1%
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (m)		2,667,716	2,674,385
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (m)		1,216,082	1,213,041
Husky Injection Molding Systems Ltd. Tranche 2LN, term loan 7.25% 6/30/22 (m)		709,285	703,966
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (m)		1,524,180	1,531,801
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3.25% 3/13/22 (m)		2,981,000	2,992,179
Rexnord LLC Tranche B, term loan 4% 8/21/20 (m)		3,458,534	3,458,534
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (m)		1,123,178	1,118,966
			13,692,872
Marine - 0.0%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (m)		2,211,359	2,211,359
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Marine - continued
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (m)		$ 1,100,208	$ 921,424
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (m)		2,036,582	2,041,673
			5,174,456
Professional Services - 0.0%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (m)		1,317,000	1,326,878
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (m)		285,000	284,288
Tranche B 1LN, term loan 5.5% 3/18/21 (m)		875,000	879,375
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (m)		2,000,000	2,010,000
			4,500,541
Road & Rail - 0.0%
Coyote Logistics LLC Tranche B 1LN, term loan 6.25% 3/26/22 (m)		2,500,000	2,528,125
Hertz Corp. Tranche B 2LN, term loan 3.5% 3/11/18 (m)		1,126,127	1,121,904
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (m)		2,229,356	2,201,489
			5,851,518
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (m)		2,375,893	2,381,833
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (m)		1,206,952	1,202,426
			3,584,259
TOTAL INDUSTRIALS			102,108,978
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (m)		1,757,361	1,761,754
Mitel U.S. Holdings, Inc. Tranche B, term loan 5% 4/29/22 (m)		1,785,000	1,798,388
Riverbed Technology, Inc. Tranche B, term loan 6% 4/24/22 (m)		1,000,000	1,011,250
			4,571,392
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (m)		$ 662,336	$ 664,820
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (m)		4,968,305	4,943,464
TTM Technologies, Inc. Tranche B 1LN, term loan 5/7/21 (r)		3,580,000	3,548,675
			9,156,959
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (m)		4,095,224	4,095,224
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (m)		948,671	951,043
TELX, Inc. Tranche B 1LN, term loan 4.5% 4/9/20 (m)		750,111	750,733
			5,797,000
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (m)		1,486,275	1,486,275
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (m)		1,872,225	1,867,545
First Data Corp. term loan 3.6848% 3/24/17 (m)		7,113,000	7,104,109
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (m)		515,000	499,550
Tranche B 1LN, term loan 5% 6/17/21 (m)		1,167,060	1,167,060
Presidio, Inc. Tranche B, term loan 5.25% 2/2/22 (m)		1,442,292	1,442,292
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (m)		877,418	879,612
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (m)		752,000	746,360
Tranche B 1LN, term loan 5.5% 5/29/21 (m)		882,776	883,880
			16,076,683
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (m)		1,598,898	1,602,895
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (m)		2,679,785	2,686,485
NXP BV Tranche D, term loan 3.25% 1/11/20 (m)		1,872,248	1,867,567
			6,156,947
Software - 0.2%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (m)		1,109,000	1,115,987
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.2653% 1/23/21 (m)		$ 456,843	$ 456,843
Tranche B 2LN, term loan 7.5% 1/23/22 (m)		116,000	116,580
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (m)		2,135,000	2,137,669
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (m)		673,295	653,097
5% 9/10/20 (m)		9,714,510	9,532,363
Epicor Software Corp. Tranche B, term loan 5/21/22 (r)		3,000,000	3,002,820
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (m)		12,974,594	13,428,705
Tranche B 1LN, term loan 4.5% 10/30/19 (m)		3,680,000	3,693,800
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (m)		3,735,567	3,688,872
Tranche 2LN, term loan 8% 4/9/22 (m)		1,693,000	1,659,140
Shaw Data Centre LP Tranche B, term loan 4.5% 3/30/22 (m)		1,875,000	1,879,688
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (m)		771,000	771,000
Tranche B 1LN, term loan 5.5% 11/12/21 (m)		696,255	697,996
			42,834,560
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (m)		16,306,760	16,306,760
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (m)		2,575,480	2,581,919
			18,888,679
TOTAL INFORMATION TECHNOLOGY			103,482,220
MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc. Tranche B, term loan 5/11/22 (r)		1,775,000	1,779,438
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (m)		182,000	185,413
Tranche B 1LN, term loan 4.75% 5/20/21 (m)		1,120,178	1,122,979
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (m)		781,000	778,071
Tranche B 1LN, term loan 4.5% 6/12/21 (m)		637,513	637,513
Bank Loan Obligations - continued
		Principal Amount (e)	Value
MATERIALS - continued
Chemicals - continued
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (m)		$ 751,971	$ 733,172
Tranche B 1LN, term loan 4.5% 12/2/19 (m)		1,486,237	1,480,664
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (m)		2,216,445	2,213,674
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (m)		1,129,000	1,136,056
Tranche B 1LN, term loan 6% 12/5/21 (m)		4,118,678	4,170,161
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (m)		1,116,003	1,121,583
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (m)		4,114,688	4,160,978
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (m)		2,410,000	2,410,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (m)		1,620,000	1,624,050
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (m)		1,516,961	1,516,961
			25,070,713
Construction Materials - 0.0%
Headwaters, Inc. Tranche B, term loan 4.5% 3/24/22 (m)		1,440,000	1,449,000
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.2897% 6/30/21 (m)		539,000	540,348
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (m)		4,766,962	4,766,962
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (m)		1,129,000	1,140,290
Tranche B 1LN, term loan 4.5% 10/1/21 (m)		5,623,870	5,623,870
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (m)		3,552,000	3,555,552
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (m)		2,180,987	2,191,892
Charter NEX U.S. Holdings, Inc.:
Tranche 2LN, term loan 9.25% 2/5/23 (m)		752,000	759,520
Tranche B 1LN, term loan 5.25% 2/5/22 (m)		1,882,000	1,891,410
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (m)		2,525,524	2,506,583
Bank Loan Obligations - continued
		Principal Amount (e)	Value
MATERIALS - continued
Containers & Packaging - continued
Klockner Pentaplast of America Tranche B 1LN, term loan 5% 4/28/20 (m)		$ 1,535,000	$ 1,539,145
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (m)		9,135,595	9,169,854
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (m)		2,881,278	2,881,278
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (m)		732,664	729,001
			37,295,705
Metals & Mining - 0.2%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (m)		2,621,380	2,231,450
Tranche B 2LN, term loan 8.75% 12/19/20 (m)		1,296,000	1,092,956
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (m)		1,619,232	1,615,184
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (m)		3,605,940	3,299,435
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (m)		18,915,597	17,165,904
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (m)		1,704,441	1,692,732
MRC Global, Inc. Tranche B, term loan 5.5757% 11/9/19 (m)		785,008	782,103
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (m)		780,000	789,263
Tranche B 2LN, term loan 7.5% 4/16/20 (m)		5,495,000	5,340,453
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (m)		752,000	710,640
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (m)		4,707,000	2,494,710
			37,214,830
TOTAL MATERIALS			101,030,248
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (m)		2,634,000	2,650,463
Tranche B, term loan 5.5% 6/24/19 (m)		13,026,023	13,188,848
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)		6,824,590	6,875,775
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (m)		3,626,300	3,619,519
Bank Loan Obligations - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/8/20 (m)		$ 3,000,000	$ 2,981,250
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (m)		3,764,000	3,750,073
Tranche B 3LN, term loan 4% 8/1/19 (m)		2,742,000	2,742,000
Tranche B 4LN, term loan 4% 1/15/20 (m)		3,011,000	3,011,000
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (m)		163,000	163,000
Tranche B 1LN, term loan 4% 4/11/20 (m)		2,535,548	2,535,548
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (m)		3,724,000	3,575,040
Tranche B 1LN, term loan 4.75% 4/30/20 (m)		2,831,814	2,785,797
Tranche B2 1LN, term loan 4/30/20 (r)		1,000,000	1,001,250
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (m)		1,013,348	1,015,248
			49,894,811
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (m)		1,505,189	1,501,712
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (m)		1,382,317	1,299,378
Tranche D-2, term loan 3.7754% 3/31/19 (m)		5,012,683	4,711,922
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (m)		4,150,000	4,139,625
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (m)		1,882,000	1,792,605
			13,445,242
TOTAL TELECOMMUNICATION SERVICES			63,340,053
UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.3744% 8/13/18 (m)(s)		161,896	163,515
6.375% 8/13/19 (m)		2,450,764	2,475,272
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (m)		3,019,270	2,985,303
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (m)		3,589,368	3,575,908
Tranche C, term loan 5.25% 3/14/21 (m)		263,000	262,014
Bank Loan Obligations - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (m)		$ 7,059,458	$ 7,077,107
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (m)		7,397,171	7,415,664
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (m)		3,042,000	3,076,223
InterGen NV Tranche B, term loan 5.5% 6/13/20 (m)		4,407,345	4,242,070
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (m)		1,090,153	1,091,571
Longview Power LLC Tranche B, term loan 7% 4/13/21 (m)		2,000,000	2,017,500
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (m)		555,608	561,858
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (m)		2,006,000	2,011,015
TXU Energy LLC Tranche B, term loan:
4.6684% 10/10/17 (d)(m)		1,088,000	662,320
4.6684% 10/10/14 (d)(m)		452,000	274,025
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (m)		591,495	589,277
			38,480,642
Gas Utilities - 0.0%
EP Energy LLC term loan 4.5% 4/30/19 (m)		282,000	281,473
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)		4,907,000	4,882,465
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (m)		2,649,327	2,576,470
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (m)		2,575,000	2,600,750
			10,341,158
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (m)		2,522,532	2,528,838
Tranche B 4LN, term loan 4% 10/31/20 (m)		3,736,540	3,741,211
Tranche B 5LN, term loan 5/22/22 (r)		1,500,000	1,496,085
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (m)		695,231	697,838
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (m)		2,653,000	2,671,239
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (m)		466,891	473,311
Bank Loan Obligations - continued
		Principal Amount (e)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (m)		$ 2,814,000	$ 2,736,615
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (m)		2,909,708	2,949,716
			17,294,853
TOTAL UTILITIES			66,116,653
TOTAL BANK LOAN OBLIGATIONS (Cost $1,086,862,146)			1,091,726,464
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)		941,969	923,130
Goldman Sachs 1.1875% 12/14/19 (m)		807,292	791,146
Mizuho 1.1875% 12/14/19 (m)		378,525	370,954
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,944,258)			2,085,230
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $23,189,249)		23,245,000	23,178,426
Preferred Securities - 0.6%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5% (Reg. S) (i)(m)	EUR	2,150,000	2,361,482
Media - 0.0%
Globo Comunicacao e Participacoes SA 6.25% (f)(h)(i)		3,130,000	3,164,560
TOTAL CONSUMER DISCRETIONARY			5,526,042
Preferred Securities - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		$ 1,225,000	$ 1,238,540
FINANCIALS - 0.5%
Banks - 0.4%
BAC Capital Trust XIV 4% (i)(m)		1,245,000	1,009,073
Banco Do Brasil SA 9% (h)(i)(m)		825,000	791,626
Bank of America Corp.:
6.1% (i)(m)		3,225,000	3,293,847
6.25% (i)(m)		1,660,000	1,715,935
Barclays Bank PLC 7.625% 11/21/22		20,775,000	24,198,288
Barclays PLC:
6.625% (i)(m)		2,745,000	2,761,237
8.25% (i)(m)		5,470,000	5,943,469
Citigroup, Inc.:
5.875% (i)(m)		4,305,000	4,414,406
6.3% (i)(m)		7,100,000	7,147,288
Credit Agricole SA:
6.625% (h)(i)(m)		11,970,000	12,150,770
6.625% 12/31/49 (Reg. S) (m)		2,850,000	2,893,040
JPMorgan Chase & Co.:
5.3% (i)(m)		3,245,000	3,271,971
6% (i)(m)		1,955,000	2,032,984
6.75% (i)(m)		10,085,000	11,218,309
KBC Groep NV 5.625% (Reg. S) (i)(m)	EUR	2,850,000	3,167,824
Wells Fargo & Co. 5.875% (i)(m)		2,000,000	2,144,310
			88,154,377
Capital Markets - 0.1%
Deutsche Bank AG 7.5% (i)(m)		5,600,000	5,720,822
Goldman Sachs Group, Inc. 5.375% (i)(m)		3,250,000	3,260,423
UBS Group AG:
7% (Reg. S) (i)(m)		2,850,000	3,030,438
7.125% (Reg. S) (i)(m)		2,900,000	3,095,492
			15,107,175
Preferred Securities - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (h)(i)		$ 650,000	$ 554,779
8.625% (Reg. S) (i)		200,000	170,701
			725,480
TOTAL FINANCIALS			103,987,032
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (h)(i)		3,955,000	3,722,053
7.5% (Reg. S) (i)		100,000	94,110
			3,816,163
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)		2,000,000	1,476,637
UTILITIES - 0.1%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (i)(m)		2,700,000	2,877,177
Multi-Utilities - 0.1%
RWE AG 4.625% (i)(m)	EUR	4,600,000	5,242,704
TOTAL UTILITIES			8,119,881
TOTAL PREFERRED SECURITIES (Cost $122,867,841)			124,164,295
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $430,626,799)	430,626,799	430,626,799
Cash Equivalents - 2.8%
	Maturity Amount (e)	Value
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (c) (Cost $554,951,000)	$ 554,955,911	$ 554,951,000
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (e)
Put Options - 0.0%
Option on a credit default swap with Citibank N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.00% (Cost $72,573)	6/17/15	EUR	12,400,000	74,870
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $21,125,785,327)		21,465,098,115
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(1,252,644,562)
NET ASSETS - 100%		$ 20,212,453,553
TBA Sale Commitments
	Principal Amount (e)
Fannie Mae
2.5% 6/1/30	$ (12,300,000)	(12,567,141)
3% 6/1/45	(14,500,000)	(14,685,780)
3% 6/1/45	(41,200,000)	(41,727,871)
3% 6/1/45	(82,500,000)	(83,557,023)
3% 6/1/45	(40,650,000)	(41,170,824)
3% 6/1/45	(41,200,000)	(41,727,871)
3% 6/1/45	(82,500,000)	(83,557,023)
3% 6/1/45	(40,650,000)	(41,170,824)
3% 6/1/45	(9,900,000)	(10,026,843)
3% 6/1/45	(4,600,000)	(4,658,937)
3.5% 6/1/45	(23,000,000)	(24,020,623)
3.5% 6/1/45	(19,300,000)	(20,156,436)
3.5% 6/1/45	(2,900,000)	(3,028,687)
4.5% 6/1/45	(4,300,000)	(4,674,906)
TOTAL FANNIE MAE		(426,730,789)
TBA Sale Commitments - continued
	Principal Amount (e)	Value
Ginnie Mae
3% 6/1/45	$ (23,000,000)	$ (23,534,242)
3.5% 6/1/45	(37,500,000)	(39,364,088)
TOTAL GINNIE MAE		(62,898,330)
TOTAL TBA SALE COMMITMENTS (Proceeds $487,704,248)		$ (489,629,119)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	June 2015	$ 2,063,113	$ (30,902)
91 Eurex Euro-Bobl Contracts (Germany)	June 2015	12,877,952	(39,858)
64 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2015	7,251,206	88,871
2 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	June 2015	2,378,923	12,438
TOTAL BOND INDEX CONTRACTS		$ 24,571,194	$ 30,549
Treasury Contracts
47 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2015	6,001,313	24,485
14 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	3,064,031	3,910
13 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	1,556,445	8,309
16 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2015	2,490,000	44,484
50 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2015	8,014,063	205,783
TOTAL TREASURY CONTRACTS		$ 21,125,852	$ 286,971
TOTAL PURCHASED		$ 45,697,046	$ 317,520
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
27 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	June 2015	$ 4,804,557	$ 236,446
6 ICE Long Gilt Contracts (United Kingdom)	Sept. 2015	1,080,273	(8,451)
125 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2015	21,193,177	(69,964)
TOTAL BOND INDEX CONTRACTS		$ 27,078,007	$ 158,031
		$ 72,775,053	$ 475,551

The face value of futures purchased as a percentage of net assets is 0.2%

The face value of futures sold as a percentage of net assets is 0.1%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (e)	Unrealized Appreciation/ (Depreciation)
6/1/15	CAD	Credit Suisse Intl.	Sell	105,000	$ 84,004	$ (429)
8/20/15	AUD	Morgan Stanley Cap. Group	Sell	160,000	127,490	5,696
8/20/15	CAD	Credit Suisse Intl.	Buy	105,000	83,904	424
8/20/15	CAD	Credit Suisse Intl.	Sell	261,000	216,385	6,769
8/20/15	EUR	Citibank, N.A.	Buy	129,000	140,830	1,011
8/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	568,000	623,623	920
8/20/15	EUR	Morgan Stanley Cap. Group	Sell	1,573,000	1,785,099	55,510
8/20/15	EUR	Morgan Stanley Cap. Group	Sell	70,104,000	79,556,648	2,473,900
8/20/15	GBP	Credit Suisse Intl.	Sell	1,622,000	2,497,620	20,013
8/20/15	GBP	Morgan Stanley Cap. Group	Sell	31,534,000	49,539,832	1,371,599
8/20/15	JPY	Morgan Stanley Cap. Group	Sell	17,300,000	144,581	5,052
						$ 3,940,465

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)		Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR	2,600,000	$ (30,965)	$ 32,398	$ 1,433
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	(83,034)	8,810	(74,224)
Metro AG		Dec. 2019	Credit Suisse International	(1%)	EUR	3,850,000	(37,426)	(29,723)	(67,149)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	(5,833)	(1,798)	(7,631)
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(87,491)	(57,492)	(144,983)
TOTAL BUY PROTECTION							(244,749)	(47,805)	(292,554)
Sell Protection
Commerzbank AG	Ba2	Sep. 2019	Credit Suisse International	5%	EUR	1,850,000	356,766	(388,251)	(31,485)
TOTAL CREDIT DEFAULT SWAPS							$ 112,017	$ (436,056)	$ (324,039)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Jun. 2020	$ 25,100,000	3-month LIBOR	2.25%	$ (277,251)	$ 0	$ (277,251)
CME	Jun. 2025	20,400,000	3-month LIBOR	2.75%	(167,386)	0	(167,386)
CME	Jun. 2045	8,400,000	3-month LIBOR	3.25%	20,606	0	20,606
LCH	Jun. 2020	34,900,000	3-month LIBOR	2.25%	(26,769)	0	(26,769)
TOTAL INTEREST RATE SWAPS					$ (450,800)	$ 0	$ (450,800)

(1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Quarterly Report

Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
AUD	-	Australian dollar
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,184,892,678 or 10.8% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,055,753.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,859,335.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) The coupon rate will be determined upon settlement of the loan after period end.

(s) Position or a portion of the position represents an unfunded loan commitment. At period end, the total Principal Amount (e) and market value of unfunded commitments totaled $161,896 and $121,703, respectively.

(t) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $858,082.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$554,951,000 due 6/01/15 at 0.11%
Bank of America NA	$ 17,362,189
Commerz Markets LLC	129,248,198
Merrill Lynch, Pierce, Fenner & Smith, Inc.	374,312,229
RBS Securities, Inc.	34,028,384
$ 554,951,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 545,165
Fidelity Floating Rate Central Fund	17,540,122
Fidelity Mortgage Backed Securities Central Fund	4,263,089
Total	$ 22,348,376
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 440,816,855	$ 589,842,295	$ 1,013,143,899	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,130,357,633	-	2,121,313,209	-	0.0%
Total	$ 2,571,174,488	$ 589,842,295	$ 3,134,457,108	$ -
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,123,600	$ 1,123,600	$ -	$ -
Financials	12,150,979	11,888,573	262,406	-
Materials	3,174,540	3,174,540	-	-
Telecommuni- cation Services	525,900	391,492	-	134,408
Corporate Bonds	8,672,403,978	-	8,672,391,883	12,095
U.S. Government and Government Agency Obligations	5,167,998,951	-	5,167,998,951	-
U.S. Government Agency - Mortgage Securities	2,801,147,763	-	2,801,147,763	-
Asset-Backed Securities	168,859,461	-	166,421,136	2,438,325
Collateralized Mortgage Obligations	476,703,461	-	476,702,242	1,219
Commercial Mortgage Securities	1,337,707,427	-	1,336,137,253	1,570,174
Municipal Securities	307,512,323	-	307,512,323	-
Foreign Government and Government Agency Obligations	288,904,195	-	287,296,397	1,607,798
Supranational Obligations	78,453	-	78,453	-
Bank Loan Obligations	1,091,726,464	-	1,079,228,207	12,498,257
Sovereign Loan Participations	2,085,230	-	-	2,085,230
Bank Notes	23,178,426	-	23,178,426	-
Preferred Securities	124,164,295	-	124,164,295	-
Money Market Funds	430,626,799	430,626,799	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Cash Equivalents	$ 554,951,000	$ -	$ 554,951,000	$ -
Purchased Swaptions	74,870	-	74,870	-
Total Investments in Securities:	$ 21,465,098,115	$ 447,205,004	$ 20,997,545,605	$ 20,347,506
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 3,940,894	$ -	$ 3,940,894	$ -
Futures Contracts	624,726	624,726	-	-
Swaps	377,372	-	377,372	-
Total Assets	$ 4,942,992	$ 624,726	$ 4,318,266	$ -
Liabilities
Foreign Currency Contracts	$ (429)	$ -	$ (429)	$ -
Futures Contracts	(149,175)	(149,175)	-	-
Swaps	(716,155)	-	(716,155)	-
Total Liabilities:	$ (865,759)	$ (149,175)	$ (716,584)	$ -
Total Other Derivative Instruments:	$ 4,077,233	$ 475,551	$ 3,601,682	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (489,629,119)	$ -	$ (489,629,119)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $21,161,448,276. Net unrealized appreciation aggregated $303,649,839, of which $473,022,708 related to appreciated investment securities and $169,372,869 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015